Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Dec. 14, 2012	Mar. 31, 2012
Document and Entity Information
Entity Registrant Name	PULASKI FINANCIAL CORP
Entity Central Index Key	0001062438
Document Type	10-K
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 71.4
Entity Common Stock, Shares Outstanding		11,379,812
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Sep. 30, 2011
ASSETS
Cash and amounts due from depository institutions	$ 15,834,193	$ 16,433,765
Federal funds sold and overnight interest-bearing deposits	46,500,729	40,637,241
Total cash and cash equivalents	62,334,922	57,071,006
Debt securities available for sale, at fair value	21,595,095	14,457,072
Mortgage-backed securities held to maturity, at amortized cost (fair value of $6,096,227 and $7,727,314 at September 30, 2012 and 2011, respectively)	5,656,963	7,234,139
Mortgage-backed securities available for sale, at fair value	326,322	2,751,871
Capital stock of Federal Home Loan Bank, at cost	5,558,600	3,100,400
Mortgage loans held for sale, at lower of cost or market	180,574,694	100,718,753
Loans receivable (net of allowance for loan losses of $17,116,595 and $25,713,622 at September 30, 2012 and 2011, respectively)	975,727,642	1,021,272,809
Real estate acquired in settlement of loans (net of allowance for losses of $4,706,775 and $2,515,800 at September 30, 2012 and 2011, respectively)	13,952,168	18,717,814
Premises and equipment, net	18,415,977	18,458,166
Goodwill	3,938,524	3,938,524
Accrued interest receivable	3,888,611	3,852,790
Bank-owned life insurance	31,844,074	30,842,466
Deferred tax assets	11,638,492	12,772,637
Prepaid expenses, accounts receivable and other assets	12,065,342	14,020,189
Total assets	1,347,517,426	1,309,208,636
LIABILITIES:
Deposits	1,102,679,773	1,122,524,913
Advances from the Federal Home Loan Bank	89,000,000	29,000,000
Subordinated debentures	19,589,000	19,589,000
Advance payments by borrowers for taxes and insurance	5,589,385	4,945,918
Accrued interest payable	695,111	840,186
Other liabilities	11,796,985	12,138,433
Total liabilities	1,229,350,254	1,189,038,450
STOCKHOLDERS' EQUITY :
Preferred stock - $0.01 par value per share, 1,000,000 shares authorized; 25,418 and 32,538 shares issued at September 30, 2012 and 2011, respectively; $1,000 per share liquidation value, net of discount	24,976,239	31,527,176
Common stock - $0.01 par value per share, 18,000,000 shares authorized; 13,068,618 shares issued at September 30, 2012 and 2011	130,687	130,687
Treasury stock - at cost (2,114,246 and 2,588,340 shares at September 30, 2012 and 2011, respectively)	(15,939,378)	(18,008,998)
Additional paid-in capital	56,849,475	58,236,270
Accumulated other comprehensive income, net	21,475	310
Retained earnings	52,128,674	48,284,741
Total stockholders' equity	118,167,172	120,170,186
Total liabilities and stockholders' equity	$ 1,347,517,426	$ 1,309,208,636

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Sep. 30, 2011
CONSOLIDATED BALANCE SHEETS
Fair value of mortgage-backed securities held to maturity, amortized cost (in dollars)	$ 6,096,227	$ 7,727,314
Loans receivable, allowance for loan losses (in dollars)	17,116,595	25,713,622
Real estate acquired in settlement of loans, allowance for losses (in dollars	$ 4,706,775	$ 2,515,800
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	25,418	32,538
Preferred stock, liquidation value (in dollars per share)	$ 1,000	$ 1,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	18,000,000	18,000,000
Common stock, shares issued	13,068,618	13,068,618
Treasury stock, shares	2,114,246	2,588,340

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
INTEREST AND DIVIDEND INCOME:
Loans receivable	$ 49,960,907	$ 53,836,937	$ 57,689,759
Mortgage loans held for sale	5,338,349	5,548,562	6,259,177
Securities and other	409,036	867,174	1,155,254
Total interest and dividend income	55,708,292	60,252,673	65,104,190
INTEREST EXPENSE:
Deposits	7,216,224	11,374,452	16,134,364
Advances from Federal Home Loan Bank	919,849	1,070,964	1,742,237
Borrowings from the Federal Reserve Bank			484
Subordinated debentures	541,728	505,889	515,308
Total interest expense	8,677,801	12,951,305	18,392,393
Net interest income	47,030,491	47,301,368	46,711,797
Provision for loan losses	14,450,000	14,800,000	26,064,000
Net interest income after provision for loan losses	32,580,491	32,501,368	20,647,797
NON-INTEREST INCOME:
Mortgage revenues	8,772,721	5,670,484	7,840,478
Retail banking fees	4,106,177	4,148,807	3,777,468
Investment brokerage revenues	1,402,448	1,864,170	1,797,876
Bank-owned life insurance income	1,001,608	1,071,637	1,092,149
Other	420,754	242,707	332,507
Total non-interest income	15,703,708	12,997,805	14,840,478
NON-INTEREST EXPENSE:
Salaries and employee benefits	15,262,518	15,021,505	13,979,216
Occupancy, equipment and data processing expense	9,289,870	8,990,060	8,288,918
Advertising	518,765	574,438	566,111
Professional services	2,084,098	1,653,032	1,747,584
FDIC deposit insurance premium expense	1,757,199	2,430,621	1,980,105
Real estate foreclosure losses and expense, net	3,039,315	2,872,484	2,810,765
Postage, document delivery and office supplies expense	696,967	898,470	978,703
Other	1,542,552	1,843,979	1,584,709
Total non-interest expense	34,191,284	34,284,589	31,936,111
Income before income taxes	14,092,915	11,214,584	3,552,164
Income tax expense	4,263,227	3,149,807	259,377
Net income	9,829,688	8,064,777	3,292,787
OTHER COMPREHENSIVE INCOME:
Unrealized gain (loss) on investment and mortgage-backed securities available for sale (net of income taxes in 2012, 2011 and 2010 of ($12,972), $22,999 and $94,962, respectively)	21,165	(37,524)	(154,939)
Comprehensive income	9,850,853	8,027,253	3,137,848
Income available to common shares	$ 8,145,658	$ 5,998,761	$ 1,232,887
Per-share amounts:
Basic earnings per common share (in dollars per share)	$ 0.76	$ 0.57	$ 0.12
Weighted average common shares outstanding - basic (in shares)	10,679,091	10,543,316	10,380,822
Diluted earnings per common share (in dollars per share)	$ 0.74	$ 0.55	$ 0.12
Weighted average common shares outstanding - diluted (in shares)	10,993,862	10,987,605	10,626,919

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Parenthetical) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
Unrealized (loss) gain on investment and mortgage-backed securities available for sale, income tax	$ (12,972)	$ 22,999	$ 94,962

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total	Stock options and awards, stock-based compensation plans	Equity Trust Plan	Preferred Stock, Net of Discount	Common Stock	Treasury Stock	Treasury Stock Equity Trust Plan	Additional Paid-In Capital	Additional Paid-In Capital Stock options and awards, stock-based compensation plans	Additional Paid-In Capital Equity Trust Plan	Accumulated Other Comprehensive Income, Net	Retained Earnings	Comprehensive Income
BALANCE at Sep. 30, 2009	$ 116,961,370			$ 30,655,060	$ 130,687	$ (19,090,154)		$ 55,793,445			$ 192,773	$ 49,279,559
Comprehensive Income:
Net income	3,292,787											3,292,787	3,292,787
Change in unrealized gain (loss) on investment securities, net of tax	(154,939)										(154,939)		(154,939)
Comprehensive income	3,137,848										(154,939)	3,292,787	3,137,848
Common stock dividends ($0.38 per share)	(4,053,659)											(4,053,659)
Preferred stock dividends	(1,626,900)											(1,626,900)
Accretion of discount on preferred stock				433,000								(433,000)
Stock options exercised	196,829					297,504		(100,675)
Stock option and award expense / Amortization of equity trust expense		555,086	800,434						555,086	800,434
Common stock issued under dividend reinvestment plan (110,184 shares for year ended 2010)	707,033					429,901		277,132
Common stock issued under equity trust plan (228,761 shares)							(548,699)			548,699
Restricted common stock issued (48,400 shares for year ended 2010)						197,520		(197,520)
Common stock surrendered to satisfy tax withholding obligations of stock-based compensation (11,655 shares for year ended 2010)	(78,374)					(78,374)
Purchase of equity trust shares from Treasury, net (10,327, 43,955 and 43,553 shares for the year ended 2012, 2011 and 2010, respectively)			(181,552)				(301,936)			120,384
Distribution of equity trust shares (141,606, 75,391 and 33,742 shares for years ended 2012, 2011 and 2010, respectively)							401,524			(401,524)
Excess tax benefit from stock-based compensation/Tax (cost) benefit from release of equity shares		1,390	(66,224)						1,390	(66,224)
BALANCE at Sep. 30, 2010	116,353,281			31,088,060	130,687	(18,692,714)		57,330,627			37,834	46,458,787
Comprehensive Income:
Net income	8,064,777											8,064,777	8,064,777
Change in unrealized gain (loss) on investment securities, net of tax	(37,524)										(37,524)		(37,524)
Comprehensive income	8,027,253										(37,524)	8,064,777	8,027,253
Common stock dividends ($0.38 per share)	(4,177,009)							(4,202)				(4,172,807)
Preferred stock dividends	(1,626,900)											(1,626,900)
Accretion of discount on preferred stock				439,116								(439,116)
Stock options exercised	193,955					117,765		76,190
Stock option and award expense / Amortization of equity trust expense		590,457	355,179						590,457	355,179
Common stock issued under dividend reinvestment plan (110,184 shares for year ended 2010)	(27,399)							(27,399)
Common stock issued under employee compensation plans, net (248,032 and 56,681 shares, for years ended 2012 and 2011, respectively)	(29,389)					(116,499)		87,110
Purchase of equity trust shares from Treasury, net (10,327, 43,955 and 43,553 shares for the year ended 2012, 2011 and 2010, respectively)			446,684				(76)			446,760
Distribution of equity trust shares (141,606, 75,391 and 33,742 shares for years ended 2012, 2011 and 2010, respectively)							682,526			(682,526)
Excess tax benefit from stock-based compensation/Tax (cost) benefit from release of equity shares		113,301	(49,227)						113,301	(49,227)
BALANCE at Sep. 30, 2011	120,170,186			31,527,176	130,687	(18,008,998)		58,236,270			310	48,284,741
Comprehensive Income:
Net income	9,829,688											9,829,688	9,829,688
Change in unrealized gain (loss) on investment securities, net of tax	21,165										21,165		21,165
Comprehensive income	9,850,853										21,165	9,829,688	9,850,853
Common stock dividends ($0.38 per share)	(4,301,725)											(4,301,725)
Preferred stock dividends	(1,626,900)											(1,626,900)
Accretion of discount on preferred stock				420,829								(420,829)
Repurchase of preferred shares (7,120 shares)	(6,608,067)			(6,971,766)								363,699
Repurchase of common stock warrant	(1,110,000)							(1,110,000)
Stock options exercised	503,422					297,390		206,032
Stock option and award expense / Amortization of equity trust expense		1,179,683	234,588						1,179,683	234,588
Common stock issued under dividend reinvestment plan (110,184 shares for year ended 2010)	(22,013)							(22,013)
Common stock issued under employee compensation plans, net (248,032 and 56,681 shares, for years ended 2012 and 2011, respectively)	(385,704)					523,265		(908,969)
Purchase of equity trust shares from Treasury, net (10,327, 43,955 and 43,553 shares for the year ended 2012, 2011 and 2010, respectively)			339,517							339,517
Distribution of equity trust shares (141,606, 75,391 and 33,742 shares for years ended 2012, 2011 and 2010, respectively)							1,248,965			(1,248,965)
Excess tax benefit from stock-based compensation/Tax (cost) benefit from release of equity shares		3,081	(59,749)						3,081	(59,749)
BALANCE at Sep. 30, 2012	$ 118,167,172			$ 24,976,239	$ 130,687	$ (15,939,378)		$ 56,849,475			$ 21,475	$ 52,128,674

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
Common stock dividends (in dollars per share)	$ 0.38	$ 0.38	$ 0.38
Restricted common stock issued			48,400
Statement
Stock issued under employee compensation plan, net (in shares)	248,032	56,681
Stock surrendered to satisfy tax withholding obligations of stock-based compensation			11,655
Preferred stock
Statement
Repurchase of shares	7,120
Common stock
Statement
Stock issued under dividend reinvestment plan			110,184
Equity Trust Plan
Statement
Stock issued under equity trust plan (in shares)			228,761
Purchase of equity trust shares from treasury, net	10,327	43,955	43,553
Distribution of equity trust shares	141,606	75,391	33,742

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 9,829,688	$ 8,064,777	$ 3,292,787
Depreciation, amortization and accretion:
Premises and equipment	1,988,670	2,009,616	1,855,879
Net deferred loan costs	2,081,675	2,083,309	2,253,359
Debt and mortgage-backed securities premiums and discounts, net	342,962	295,132	148,461
Equity trust expense, net	234,588	355,179	800,434
Stock option and award expense	1,179,683	590,457	555,086
Provision for loan losses	14,450,000	14,800,000	26,064,000
Provision for losses on real estate acquired in settlement of loans	3,175,919	2,118,500	2,181,900
Gains on sale of real estate acquired in settlement of loans	(426,868)	(169,496)	(300,683)
Originations of mortgage loans held for sale	(1,402,335,941)	(1,432,925,551)	(1,809,489,481)
Proceeds from sales of mortgage loans held for sale	1,330,605,283	1,591,452,812	1,672,542,651
Gain on sale of loans held for sale	(8,125,283)	(5,667,812)	(7,501,651)
Increase in cash value of bank-owned life insurance	(1,001,608)	(1,071,637)	(1,092,149)
Decrease (increase) in deferred tax asset	1,134,145	384,663	(3,861,066)
Excess tax benefit from stock-based compensation	(3,081)	(113,301)	(1,390)
Tax expense for release of equity trust shares	59,749	49,227	66,224
Increase (decrease) in accrued expenses	(19,719)	594,455	(736,607)
(Decrease) increase in current income taxes payable	1,393,980	(2,130,097)	15,771
Changes in other assets and liabilities	(11,397)	3,069,778	(1,559,899)
Net adjustments	(55,277,243)	175,725,234	(118,059,161)
Net cash (used in) provided by operating activities	(45,447,555)	183,790,011	(114,766,374)
Proceeds from:
Maturities of debt securities available for sale	43,200,000	56,000,000	20,000,000
Principal payments on mortgage-backed securities	3,961,106	8,927,535	8,624,939
Redemption of Federal Home Loan Bank stock	5,312,900	11,035,100	12,990,100
Sales of real estate acquired in settlement of loans receivable	7,642,235	10,035,572	11,295,944
Sales of equipment	13,562	72,671	34,811
Purchases of:
Debt securities available for sale	(50,605,230)	(62,582,763)	(26,004,472)
Federal Home Loan Bank stock	(7,771,100)	(4,361,900)	(11,113,900)
Premises and equipment	(1,960,043)	(1,776,355)	(1,692,787)
Net decrease (increase) in loans receivable	23,387,852	(7,684,964)	37,881,390
Cash paid for equity in joint venture			(12,500)
Net cash provided by investing activities	23,181,282	9,664,896	52,003,525
CASH FLOWS FROM FINANCING ACTIVITIES:
Net (decrease) increase in deposits	(19,845,140)	7,321,793	(76,426,119)
Proceeds from (repayment of) Federal Home Loan Bank advances, net	60,000,000	(152,000,000)	120,000,000
Net increase (decrease) in advance payments by borrowers for taxes and insurance	643,467	(2,152,514)	2,442,565
Proceeds from cash received in dividend reinvestment plan			707,033
Proceeds from stock options exercised	503,422	193,955	196,829
Purchase of equity trust shares from Treasury, net	339,517	446,684
Purchase of equity trust shares, net			(181,552)
Excess tax benefit from stock-based compensation	3,081	113,301	1,390
Tax expense for release of equity trust shares	(59,749)	(49,227)	(66,224)
Repurchase of preferred shares, net	(6,608,067)
Repurchase of common stock warrant	(1,110,000)
Dividends paid on common stock	(4,301,725)	(4,177,009)	(4,053,659)
Dividends paid on preferred stock	(1,626,900)	(1,626,900)	(1,626,900)
Common stock issued under employee compensation plan	100,000	99,998
Common stock purchased under dividend reinvestment plan	(22,013)	(27,399)
Common stock surrendered to satisfy tax withholding obligations of stock-based compensation	(485,704)	(129,387)	(78,374)
Net cash provided by (used in) financing activities	27,530,189	(151,986,705)	40,914,989
Net increase (decrease) in cash and cash equivalents	5,263,916	41,468,202	(21,847,860)
Cash and cash equivalents at beginning of year	57,071,006	15,602,804	37,450,664
Cash and cash equivalents at end of year	62,334,922	57,071,006	15,602,804
Cash paid during the year for:
Interest on deposits	7,356,332	11,477,166	16,227,448
Interest on advances from FHLB	918,582	1,070,964	1,738,241
Interest on other borrowings			484
Interest on subordinated debentures	541,114	527,685	535,993
Cash paid during the year for interest	8,816,028	13,075,815	18,502,166
Income taxes, net	1,804,742	4,808,167	3,517,009
NON-CASH INVESTING ACTIVITIES:
Real estate acquired in settlement of loans receivable	$ 5,625,640	$ 15,802,078	$ 19,622,863

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Sep. 30, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1.                      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Pulaski Financial Corp. (the “Company”) is the holding company for Pulaski Bank (the “Bank”). The Company’s primary assets are its investment in the Bank and cash.  The Company also maintains two special-purpose subsidiary trusts that issued preferred securities. Management of the Company and the Bank are substantially similar and the Company neither owns nor leases any property, but instead uses the premises, equipment and furniture of the Bank. Accordingly, the information in the consolidated financial statements relates primarily to the Bank.

The Company, through the Bank, operates in a single business segment, which is a community-oriented financial institution providing traditional financial services through the operation of thirteen full-service bank locations in the St. Louis metropolitan area and loan production offices in the St. Louis and Kansas City metropolitan areas, Wichita, Kansas, mid-Missouri and southwestern Missouri.  The Bank is engaged primarily in the business of attracting deposits from the general public and using these and other funds to originate a variety of residential, commercial and consumer loans within the Bank’s lending market areas. The Bank is an approved lender/servicer for the Federal Housing Administration (“FHA”) and the Veterans Administration (“VA”), as well as for the Missouri Housing Development Commission (a government agency established to provide home-buying opportunities for low-income first-time homebuyers).

The accounting and reporting policies and practices of the Company and its subsidiaries conform to U.S. generally accepted accounting principles and to prevailing practices within the banking industry. A summary of the Company’s significant accounting policies follows.

Principles of Consolidation - The consolidated financial statements include the accounts of Pulaski Financial Corp. and its wholly-owned subsidiary, Pulaski Bank, and its wholly-owned subsidiaries, Pulaski Service Corporation and Priority Property Holdings, LLC.  All significant intercompany transactions have been eliminated in consolidation.

Use of Estimates - The preparation of these consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and that affect the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The amount of the allowance for loan losses is a significant estimate reported within the consolidated financial statements.

Cash and Cash Equivalents- For purposes of reporting cash flows, cash and cash equivalents include cash and amounts due from depository institutions, cash in transit, cash in the process of collection, federal funds sold, and overnight deposits at the Federal Home Loan Bank of Des Moines (“Federal Home Loan Bank” or “FHLB”) and Federal Reserve Bank of St. Louis (“Federal Reserve”). Generally, federal funds sold mature within one day.

Debt Securities and Mortgage-Backed Securities Available for Sale — Debt securities and mortgage-backed securities available for sale are recorded at their fair values, adjusted for amortization of premiums and accretion of discounts, which are recognized as adjustments to interest income over the life of the securities using the level-yield method. Refer to Note 20, Fair Value Measurements, for additional information regarding how fair values are determined. Unrealized gains or losses on debt securities and mortgage-backed securities available for sale are included in a separate component of stockholders’ equity, net of deferred income taxes. Gains or losses on the disposition of debt securities and mortgage-backed securities available for sale are recognized using the specific-identification method. Estimated fair values of debt securities and mortgage-backed securities available for sale are based on quoted market prices when available.  If quoted market prices are not available, fair values are estimated using quoted market prices for similar instruments.

Mortgage-Backed Securities Held to Maturity - Mortgage-backed securities held to maturity are stated at cost, adjusted for amortization of premiums and accretion of discounts, since the Company has both the ability and intent to hold the securities to maturity.  Premium amortization and discount accretion are recognized as adjustments to interest income over the life of the securities using the level-yield method.

Other-Than-Temporary Impairment of Debt and Mortgage-Backed Securities - When determining whether a debt or mortgage-backed security is other-than-temporarily impaired, management assesses whether (a) it has the intent to sell the security and (b) it is more likely than not that it will be required to sell the security prior to its anticipated recovery.  In instances when a determination is made that an other-than-temporary impairment exists but management does not intend to sell the security and it is not more likely than not that it will be required to sell the security prior to its anticipated repayment or maturity, the other-than-temporary impairment is separated into (a) the amount of the total other-than-temporary impairment related to a decrease in cash flows expected to be collected from the security (the credit loss) and (b) the amount of the total other-than-temporary impairment related to all other factors.  The amount of the total other-than-temporary impairment related to the credit loss is recognized in earnings.  The amount of the total other-than-temporary impairment related to all other factors is recognized in other comprehensive income.

Capital Stock of the Federal Home Loan Bank -Capital stock of the Federal Home Loan Bank of Des Moines is required for membership in the FHLB and is carried at cost.  The Bank must maintain a specified level of investment in FHLB stock based upon the amount of its outstanding FHLB borrowings.  The value of FHLB stock is based upon the recoverability of the par value.  In determining the recoverability of this investment, the Company considered the structure of the FHLB system, which enables the regulator of the FHLBs to reallocate debt among the members, so each individual FHLB has a potential obligation to repay the consolidated obligations issued by other FHLB members.  In addition, the regulator for the FHLB system oversees changes to management, management practices and balance sheet management at the FHLB.  Finally, the liquidity position of the FHLB has been strengthened with the support of the U.S. Treasury, which established a lending facility designed to provide secured funding on an as-needed basis to government-sponsored enterprises, such as the FHLB.  The Company continues to monitor this investment for recoverability, but as of September 30, 2012, believed that it would recover the par value of the FHLB stock.

Mortgage Loans Held for Sale— Mortgage loans held for sale consist of loans that management does not intend to hold until maturity and are reflected at the lower of cost or fair value.  Such loans are generally committed to be sold to investors on a best-efforts basis with servicing released. Accordingly, fair values for such loans are based on commitment prices. Gains or losses on loan sales are recognized at the time of sale and are determined by the difference between net sales proceeds and the principal balance of the loans sold, adjusted for net deferred loan fees or costs. Loan origination and commitment fees, net of certain direct loan origination costs, are deferred as an adjustment to the carrying value of the loan until it is sold.

Loans Receivable -Loans receivable are stated at the principal amounts outstanding adjusted for premiums, discounts, deferred loan fees and costs, loans in process and the allowance for loan losses.  Loan origination and commitment fees on originated loans, net of certain direct loan origination costs, are deferred and amortized to interest income using the level-yield method over the estimated lives of the related loans. Interest on loans is accrued based upon the principal amounts outstanding. Refer to Note 5, Loans Receivable and Allowance for Losses, for summaries of the Company’s accounting policies regarding impaired loans and the related recognition of interest income, troubled debt restructurings and the allowance for loan losses.

Real Estate Acquired in Settlement of Loans - Real estate acquired as a result of foreclosure or by deed-in-lieu of foreclosure is initially recorded at the lower of its cost, which is the unpaid principal balance of the related loan plus foreclosure costs, or fair value less estimated selling costs.  Fair value is generally determined through a new appraisal or market analysis.  Any write-down to fair value at the time the property is acquired is recorded as a charge-off to the allowance for loan losses.  Any decline in the fair value of the property subsequent to acquisition is charged to non-interest expense and credited to the allowance for losses on real estate acquired in settlement of loans.  Refer to Note 20, Fair Value Measurements, for additional information regarding how fair values are determined.

Derivative Financial Instruments - The Company originates and purchases derivative financial instruments, including interest rate swaps and interest rate lock commitments.  These instruments have certain interest rate risk characteristics that change in value based upon changes in the capital markets.

Interest Rate Swaps: The Company periodically uses derivative financial instruments (primarily interest rate swaps) to assist in its interest rate risk management. All derivatives are measured and reported at fair value on the Company’s consolidated balance sheets as either an asset or a liability. For derivatives that are designated and qualify as a fair value hedge, the gain or loss on the derivative, as well as the offsetting gain or loss on the hedged item attributable to the hedged risk, are reported as other assets or other liabilities, as appropriate, in the consolidated balance sheets. For all hedging relationships, derivative gains and losses that are not effective in hedging the changes in fair value of the hedged item are recognized immediately in current earnings during the period of the change. Similarly, the changes in the fair value of derivatives that do not qualify for hedge accounting are also reported in non-interest income when they occur.

The net cash settlements on derivatives that qualify for hedge accounting are recorded in interest income or interest expense, based on the item being hedged. The net cash settlements on derivatives that do not qualify for hedge accounting are reported in non-interest income.

At the inception of the hedge and quarterly thereafter, a formal assessment is performed to determine whether changes in the fair values of the derivatives have been highly effective in offsetting the changes in the fair values of the hedged item and whether they are expected to be highly effective in the future. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking the hedge. This process includes identification of the hedging instrument, hedged item, risk being hedged and the method for assessing effectiveness and measuring ineffectiveness. In addition, on a quarterly basis, the Company assesses whether the derivative used in the hedging transaction is highly effective in offsetting changes in fair value of the hedged item, and measures and records any ineffectiveness as a credit or charge to earnings. The Company discontinues hedge accounting prospectively when it is determined that the derivative is or will no longer be effective in offsetting changes in the fair value of the hedged item, the derivative expires, is sold or terminated, or management determines that designation of the derivative as a hedging instrument is no longer appropriate.

The estimates of fair values of the Company’s derivatives and related liabilities are calculated by an independent third party using proprietary valuation models. The fair values produced by these valuation models are, in part, theoretical and reflect assumptions, which must be made in using the valuation models. Small changes in assumptions could result in significant changes in valuation. The risks inherent in the determination of the fair value of a derivative may result in income statement volatility.

The Company periodically uses derivatives to modify the repricing characteristics of certain assets and liabilities so that changes in interest rates do not have a significant adverse effect on net interest income and cash flows and to better match the repricing profile of its interest-bearing assets and liabilities. As a result of interest rate fluctuations, certain interest-sensitive assets and liabilities will gain or lose market value. In an effective fair value hedging strategy, the effect of this change in value will generally be offset by a corresponding change in value of the derivatives linked to the hedged assets and liabilities.

Interest Rate Lock Commitments:  Commitments to originate loans (interest rate lock commitments), which primarily consist of commitments to originate fixed-rate residential mortgage loans, are recorded at fair value.  Changes in the fair value of interest rate lock commitments are recognized in non-interest income on a quarterly basis.

Premises and Equipment- Premises and equipment are stated at cost, less accumulated depreciation.  Depreciation charged to operations is primarily computed utilizing the straight-line method over the estimated useful lives of the related assets. Estimated lives range from three to forty years for buildings and improvements and three to ten years for furniture and equipment. Maintenance and repairs are charged to expense when incurred. Major renewals and improvements are capitalized. Gains and losses on dispositions are credited or charged to earnings as incurred.

Goodwill- Goodwill represents the amount of acquisition cost over the fair value of net assets acquired in the purchase of another financial institution.  The Company reviews goodwill for impairment at least annually or more frequently if events or changes in circumstances indicate the carrying value of the asset might be impaired.  Impairment is determined by comparing the implied fair value of the reporting unit goodwill with the carrying amount of that goodwill.  If the carrying amount of the reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess.  Any such adjustments are reflected in the results of operations in the periods in which they become known.  After a goodwill impairment loss is recognized, the adjusted carrying amount of goodwill becomes its new accounting basis.  No such impairment losses were recognized during the three years ended September 30, 2012.

Stock-Based Compensation - The Company maintains a number of stock-based incentive programs, which are discussed in more detail in Note 16.  All stock-based compensation is recognized as an expense in the consolidated financial statements based on the fair value of the award.

Income Taxes— Current income tax expense approximates taxes to be paid or refunded for the current period. Deferred income tax expense is computed using the balance sheet method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and recognizes enacted changes in tax rates and laws in the period in which they occur. Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are recognized subject to management’s judgment that realization is more likely than not. A tax position that meets the “more likely than not” recognition threshold is measured to determine the amount of benefit to recognize. The tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Interest and penalties are recognized as a component of income tax expense.

Reclassifications- Certain amounts included in the 2011 and 2010 consolidated financial statements have been reclassified to conform to the 2012 presentation.

EARNINGS PER SHARE	12 Months Ended
Sep. 30, 2012
EARNINGS PER SHARE
EARNINGS PER SHARE

2.                      EARNINGS PER SHARE

Basic earnings per share is computed using the weighted average number of common shares outstanding. The dilutive effect of potential securities is included in diluted earnings per share. The computations of basic and diluted earnings per share are presented in the following table.

	Years Ended September 30,
	2012	2011	2010

Net income	$9,829,688	$8,064,777	$3,292,787

Add (less):
Benefit from repurchase of preferred stock, net	363,699	—	—
Preferred dividends declared	(1,626,900)	(1,626,900)	(1,626,900)
Accretion of discount on preferred stock	(420,829)	(439,116)	(433,000)
Income available for common shares	$8,145,658	$5,998,761	$1,232,887

Weighted average common shares outstanding - basic	10,679,091	10,543,316	10,380,822
Effect of dilutive securities:
Treasury stock held in equity trust - unvested shares	271,779	301,544	154,789
Equivalent shares - employee stock options and awards	42,992	41,259	33,818
Equivalent shares - common stock warrant	—	101,486	57,490
Weighted average common shares outstanding - diluted	10,993,862	10,987,605	10,626,919

Earnings per share:
Basic	$0.76	$0.57	$0.12
Diluted	0.74	0.55	0.12

Under the treasury stock method, outstanding stock options are dilutive when the average market price of the Company’s common stock, when combined with the effect of any unamortized compensation expense, exceeds the option price during a period.  Proceeds from the assumed exercise of dilutive options along with the related tax benefit are assumed to be used to repurchase common shares at the average market price of such stock during the period. Similarly, outstanding warrants are dilutive when the average market price of the Company’s common stock exceeds the exercise price during a period.  Proceeds from the assumed exercise of dilutive warrants are assumed to be used to repurchase common shares at the average market price of such stock during the period.

Options to purchase common shares totaling 579,891, 666,790, and 691,080 were excluded from the respective computations of diluted earnings per share for the years ended September 30, 2012, 2011 and 2010 respectively, because the exercise price of the options, when combined with the effect of the unamortized compensation expense, were greater than the average market price of the common shares and were considered anti-dilutive.

DEBT SECURITIES (DEBT SECURITIES)	12 Months Ended
Sep. 30, 2012
DEBT SECURITIES
Available-for-sale securities
DEBT SECURITIES

3.              DEBT SECURITIES

The amortized cost and estimated fair value of debt securities available for sale at September 30, 2012 and 2011 are summarized as follows:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
September 30, 2012:
Debt obligations of government-sponsored entities	$21,594,679	$4,705	$(4,289)	$21,595,095
Weighted average yield at the end of the year	0.39%

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
September 30, 2011:
Debt obligations of government-sponsored entities	$14,456,776	$3,245	$(2,949)	$14,457,072
Weighted average yield at the end of the year	0.47%

As of September 30, 2012 and 2011, the Company did not have any debt securities available for sale that were in a continuous loss position for more than 12 months.

The amortized cost and fair values of available-for-sale debt securities at September 30, 2012, by contractual maturity, are shown below.

	Amortized	Fair
	Cost	Value
Term to Maturity:
One year or less	$14,557,579	$14,561,695
Over one through five years	1,001,868	1,002,200
Over five through ten years	6,035,232	6,031,200
	$21,594,679	$21,595,095

Debt securities with carrying values totaling approximately $21.6 million and $14.5 million at September 30, 2012 and 2011, respectively, were pledged to secure deposits of public entities, trust funds, and for other purposes as required by law.

There were no proceeds from sales of available-for-sale securities during the years ended September 30, 2012, 2011 and 2010.

MORTGAGE-BACKED SECURITIES (MORTGAGE-BACKED SECURITIES)	12 Months Ended
Sep. 30, 2012
MORTGAGE-BACKED SECURITIES
Held to maturity and available for securities
MORTGAGE-BACKED SECURITIES

4.                      MORTGAGE-BACKED SECURITIES

Mortgage-backed securities held to maturity and available for sale at September 30, 2012 and 2011 are summarized as follows:

	September 30, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
HELD TO MATURITY:
Mortgage-backed securities:
Ginnie Mae	$89,752	$13,085	$—	$102,837
Fannie Mae	5,562,187	426,125	—	5,988,312
Total	5,651,939	439,210	—	6,091,149

Collateralized mortgage obligations:
Freddie Mac	5,024	54	—	5,078
Total	5,024	54	—	5,078

Total held to maturity	$5,656,963	$439,264	$—	$6,096,227

Weighted average yield at end of year	3.76%

AVAILABLE FOR SALE:
Mortgage-backed securities:
Ginnie Mae	$292,101	$34,221	$—	$326,322
Total available for sale	292,101	34,221	—	326,322

Weighted average yield at end of year	5.60%

	September 30, 2011
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
HELD TO MATURITY:
Mortgage-backed securities:
Freddie Mac	$12	$—	$(1)	$11
Ginnie Mae	122,417	18,738	—	141,155
Fannie Mae	7,104,972	474,378	—	7,579,350
Total	7,227,401	493,116	(1)	7,720,516

Collateralized mortgage obligations:
Freddie Mac	6,738	60	—	6,798
Total	6,738	60	—	6,798

Total held to maturity	$7,234,139	$493,176	$(1)	$7,727,314

Weighted average yield at end of year	3.84%

AVAILABLE FOR SALE:
Mortgage-backed securities:
Ginnie Mae	$339,350	$38,820	$—	$378,170
Total	339,350	38,820	—	378,170

Collateralized mortgage obligations:
Freddie Mac	21,396	—	(38)	21,358
Ginnie Mae	764,669	—	(11,515)	753,154
Fannie Mae	1,626,250	—	(27,061)	1,599,189

Total	2,412,315	—	(38,614)	2,373,701

Total available for sale	$2,751,665	$38,820	$(38,614)	$2,751,871

Weighted average yield at end of year	4.23%

There were no proceeds from sales of available-for-sale mortgage-backed securities during the years ended September 30, 2012, 2011 or 2010.

As of September 30, 2012 and 2011, the Company did not have any mortgage-backed securities held to maturity or available for sale that were in a continuous loss position for more than 12 months.

The amortized cost and estimated fair values of held-to-maturity and available-for-sale mortgage-backed securities at September 30, 2012, by contractual maturity, are shown below.

	Held to Maturity		Available for Sale
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Term to Maturity:
One year or less	$—	$—	$—	$—
Over one through five years	48,218	54,709	147,168	158,105
Over five through ten years	397,216	427,477	—	—
Over ten years	5,211,529	5,614,041	144,933	168,217
Tota1	$5,656,963	$6,096,227	$292,101	$326,322

Actual maturities of mortgage-backed securities may differ from scheduled maturities depending on the repayment characteristics and experience of the underlying financial instruments.

Mortgage-backed securities with carrying values totaling approximately $5.7 million and $10.0 million at September 30, 2012 and 2011, respectively, were pledged to secure deposits of public entities, trust funds, and for other purposes as required by law.

LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Sep. 30, 2012
LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES
LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES

5.              LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES

Loans receivable at September 30, 2012 and 2011 are summarized as follows:

Single-family residential:
Residential first mortgage	$211,759,949	$242,091,310
Residential second mortgage	42,091,046	51,535,399
Home equity lines of credit	143,931,567	176,324,206
Total single-family residential	397,782,562	469,950,915
Commercial:
Commercial and multi-family real estate	323,333,936	316,210,346
Land acquisition and development	47,262,727	51,497,056
Real estate construction and development:	21,906,992	22,330,981
Commercial and industrial	197,754,774	180,821,164
Total commercial	590,258,429	570,859,547
Consumer and installment	2,673,925	3,116,742
	990,714,916	1,043,927,204
Add (less):
Deferred loan costs	3,115,384	3,625,440
Loans in process	(986,063)	(566,213)
Allowance for loan losses	(17,116,595)	(25,713,622)
Total	$975,727,642	$1,021,272,809

Weighted average rate at end of year	4.92%	5.30%

The Bank has made loans to officers and directors in the ordinary course of business on substantially the same terms and conditions, including interest rates and collateral, as those prevailing for comparable transactions with other customers and did not, in the opinion of management, involve more than normal credit risk at the time of origination.

Changes in loans to senior officers and directors for the years ended September 30, 2012 and 2011 are summarized as follows:

Balance, September 30, 2010	$12,357,727
Additions	1,740,531
Repayments and reclassifications	(1,469,993)
Balance, September 30, 2011	12,628,265
Additions	583,232
Repayments and reclassifications	(12,211,118)
Balance, September 30, 2012	$1,000,379

Home equity lines of credit to senior officers and directors totaled $566,000, of which $153,000 had been disbursed as of September 30, 2012.

At September 30, 2012, and 2011, the Bank was servicing loans for others totaling approximately $10.1 million and $14.0 million, respectively. Servicing loans for others generally consists of collecting mortgage payments, maintaining escrow accounts, disbursing payments to investors and foreclosure processing. Loan servicing income is recorded on the accrual basis and includes servicing fees received from investors and certain charges collected from borrowers.

Allowance for Loan Losses

The Company maintains an allowance for loan losses to absorb probable losses in the Company’s loan portfolio.  Loan charge-offs are charged against and recoveries are credited to the allowance.  Provisions for loan losses are charged to income and credited to the allowance in an amount necessary to maintain an appropriate allowance given the risks identified in the portfolio.  The allowance is comprised of specific allowances on impaired loans (assessed for loans that have known credit weaknesses) and pooled or general allowances based on assigned risk ratings and historical loan loss experience for each loan type.  The allowance is based upon management’s estimates of probable losses inherent in the loan portfolio.

In general, impairment losses on all single-family residential real estate loans that become 180 days past due and all consumer loans that become 120 days past due are recognized through charge-offs to the allowance for loan losses.  For impaired single-family residential real estate and consumer loans that do not meet these criteria, management considers many factors before charging off a loan and might establish a specific reserve in lieu of a charge-off.  While the delinquency status of the loan is a primary factor in determining whether to establish a specific reserve or record a charge-off, other key factors are considered, including the overall financial condition of the borrower, the progress of management’s collection efforts and the value of the underlying collateral.  For purposes of determining the allowance for loan losses, all residential and consumer loan charge-offs and changes in the level of specific reserves are included in the determination of historical loss rates for each pool of loans with similar risk characteristics, as described below.

For commercial loans, all or a portion of a loan is charged off when circumstances indicate that a loss is probable and there is no longer a reasonable expectation that a change in such circumstances will result in the collection of the full amount of the loan.  Similar to single-family residential real estate loans, management considers many factors before charging off a loan.  While the delinquency status of the loan is a primary factor, other key factors are considered and the Company does not charge off commercial loans based solely on a predetermined length of delinquency.  The other factors considered include the overall financial condition of the borrower, the progress of management’s collection efforts and the value of the underlying collateral.  For purposes of determining the allowance for loan losses, all commercial loan charge-offs and changes in the level of specific reserves are included in the determination of historical loss rates for each pool of loans with similar risk characteristics, as described below.

As the result of the Company’s required change from the Office of Thrift Supervision’s (“OTS”) Thrift Financial Reports to the Office of the Comptroller of the Currency’s (“OCC”) Call Reports that became effective March 31, 2012, the Company modified its charge-off policy during the three months ended March 31, 2012 to comply with the OCC’s guidelines.  As permitted by the OTS, the Company had previously used specific loan loss reserves to recognize impairment charges on certain collateral-dependent loans under certain circumstances.  In general under the Company’s previous policy, a specific reserve could have been recorded in lieu of a charge-off on an impaired collateral-dependent loan when management believed that the borrower still had the ability to bring the loan current or could provide additional collateral.  The Company did not charge off loans based solely on a predetermined length of delinquency.  Also, to enhance tracking of payment performance and facilitate billing and collection efforts, specific reserves were generally established in lieu of partial charge-offs on single-family residential real estate loans.  Once collection efforts failed, all or a portion of the loan was generally charged off, as appropriate.  The OCC generally requires such impairment charges to be recognized through loan charge-offs.  For purposes of determining the allowance for loan losses, all charge-offs and changes in the level of specific reserves were included in the determination of historical loss rates for each pool of loans with similar risk characteristics.  As the result of the modifications to the loan charge-off policy to comply with the OCC’s guidance, the Company recorded $5.9 million of charge-offs during the quarter ended March 31, 2012 for loans that it had established specific reserves in previous periods.  Because these losses had been recognized in prior periods, the charge-off of the $5.9 million of specific reserves had no impact on the Company’s provision for loan losses or stockholders’ equity during the quarter ended March 31, 2012.

During the fourth quarter of 2012, the Company adopted newly-issued industry-wide guidance by the OCC that clarified the accounting treatment for mortgage and consumer loans where the borrower’s obligation was discharged in bankruptcy and the borrower did not reaffirm the debt.  The guidance clarified that such loans should be classified as non-accrual and should be charged down to the underlying collateral value less costs to sell even if the borrower is current on all payments.  Following previous regulatory guidance, the Company had historically restored such loans to accrual status if the borrower had made six consecutive timely payments and certain other criteria were met.  This clarification resulted in charge-offs totaling $697,000 in the fourth quarter of 2012 and a $713,000 increase in non-accrual loans at September 30, 2012.  While the impact of the OCC clarification accelerated charge-offs of such loans, the allowance for loan losses contained full coverage for these charge-offs resulting in no corresponding increase in the provision for loan losses in the period the guidance was adopted.

During the years ended September 30, 2012 and 2011, charge-offs of non-performing and impaired loans totaled $23.0 million and $16.5 million, respectively, including partial charge-offs of $10.7 million and $4.3 million, respectively.  At September 30, 2012 and 2011, the remaining principal balance of non-performing and impaired loans for which the Company previously recorded partial charge-offs totaled $16.2 million and $317,000, respectively.

For purposes of determining the allowance for loan losses, the Company has segmented its loan portfolio into the following pools (or segments) that have similar risk characteristics: residential loans, commercial loans and consumer loans.  Loans within these segments are further divided into subsegments, or classes, based on the associated risks within these subsegments. Residential loans are divided into three classes: single-family first mortgage loans, single-family second mortgage loans and home equity lines of credit.  Commercial loans are divided into four classes including, land acquisition and development loans, real estate construction and development loans, commercial and multi-family real estate loans, and commercial and industrial loans.  Consumer loans are not subsegmented because of the small balance in this segment.

The following is a summary of the significant risk characteristics for each segment of loans:

Residential mortgage loans are secured by one- to four-family residential properties with loan-to-value ratios at the time of origination generally equal to 80% or less.  Such loans with loan-to-value ratios of greater than 80% at the time of origination generally require private mortgage insurance.  Second mortgage loans and home equity lines of credit generally involve greater credit risk than first mortgage loans because they are secured by mortgages that are subordinate to the first mortgage on the property.  If the borrower is forced into foreclosure, the Company will receive no proceeds from the sale of the property until the first mortgage has been completely repaid.  Since a large portion of the Company’s home equity lines of credit are generally originated in conjunction with the origination of first mortgage loans eligible for sale in the secondary market, and the Company typically does not service the related first mortgage loans if they are sold, the Company may be unable to track the delinquency status of the related first mortgage loans and whether such loans are at risk of foreclosure by others.  In addition, home equity lines of credit are initially offered as “revolving” lines of credit whereby the borrowers are only required to make scheduled interest payments during the initial term of the loans, which is generally five years.  Thereafter, the borrowers no longer have the ability to make principal draws from the lines and the loans convert to a fully-amortizing basis, requiring scheduled principal and interest payments sufficient to repay the loans within a certain period of time, which is generally ten years.  The conversion of a home equity line of credit to a fully amortizing basis presents an increased level of default risk since the borrower no longer has the ability to make principal draws on the line, and the amount of the required monthly payment could substantially increase to provide for scheduled repayment of principal and interest.  Prior to 2008, the Company offered second mortgage loans that exceeded 80% combined loan-to-value ratios, which were priced with enhanced yields.  The Company continues to offer second mortgage loans, but only up to 80% of the collateral values and on a limited basis to credit-worthy borrowers.  However, the current underwriting guidelines are more stringent due to the current adverse economic environment.

Commercial loans represent loans to varying types of businesses, including municipalities, school districts and nonprofit organizations, to support working capital, operational needs and term financing of equipment.  Repayment of such loans is generally provided through operating cash flows of the business.  Commercial and multi-family real estate loans include loans secured by real estate occupied by the borrower for ongoing operations, non-owner occupied real estate leased to one or more tenants and greater-than-four family apartment buildings.  Land acquisition and development loans are made to borrowers for the purpose of infrastructure improvements to vacant land to create finished marketable residential and commercial lots or land.  Most land development loans are originated with the intention that the loans will be paid through the sale of developed lots or land by the developers generally within twelve months of the completion date.  Real estate construction and development loans include secured loans for the construction of residential properties by real estate professionals and, to a lesser extent, individuals, and business properties that often convert to a commercial real estate loan at the completion of the construction period.  Commercial and industrial loans include loans made to support working capital, operational needs and term financing of equipment and are generally secured by equipment, inventory, accounts receivable and personal guarantees of the owner.  Repayment of such loans is generally provided through operating cash flows of the business, with the liquidation of collateral as a secondary repayment source.

Consumer loans include primarily loans secured by savings accounts and automobiles.  Savings account loans are fully secured by restricted deposit accounts held at the Bank.  Automobile loans include loans secured by new and pre-owned automobiles.

In determining the allowance and the related provision for loan losses, the Company establishes valuation allowances based upon probable losses identified during the review of impaired loans. These estimates are based upon a number of objective factors, such as payment history, financial condition of the borrower and discounted collateral exposure.  For further information, see the discussion of impaired loans below.  In addition, all loans that are not evaluated individually for impairment and any individually evaluated loans determined not to be impaired are segmented into groups based on similar risk characteristics as described above.  The Company’s methodology includes factors that allow management to adjust its estimates of losses based on the most recent information available.  Such risk factors are generally reviewed and updated quarterly, as appropriate.  Historical loss rates for each risk group, which are updated quarterly, are quantified using all recorded loan charge-offs, changes in specific allowances on loans and real estate acquired through foreclosure and any gains and losses on the final disposition of real estate acquired through or in lieu of foreclosure.  These historical loss rates for each risk group are used as the starting point to determine allowance provisions.  Such rates are then adjusted to reflect actual changes and anticipated changes in national and local economic conditions and developments, the volume and severity of delinquent and internally classified loans, including the impact of scheduled loan maturities, loan concentrations, assessment of trends in collateral values, assessment of changes in borrowers’ financial stability, and changes in lending policies and procedures, including underwriting standards and collections, charge-off and recovery practices.

In addition, various regulatory agencies, as an integral part of their examination process, periodically review the allowance for loan losses.  Such agencies may require the Company to modify its allowance for loan losses based on their judgment about information available to them at the time of their examination.

The following table summarizes the activity in the allowance for loan losses for the years ended September 30, 2012, 2011 and 2010:

	2012	2011	2010
Balance, beginning of year	$25,713,622	$26,975,717	$20,579,170
Provision charged to expense	14,450,000	14,800,000	26,064,000
Charge-offs:
Residential real estate loans:
Residential real estate first mortgage	8,034,624	4,519,629	3,773,665
Residential real estate second mortgage	2,696,028	2,094,004	2,099,401
Home equity lines of credit	6,028,622	3,002,230	4,164,730
Total residential real estate loans	16,759,274	9,615,863	10,037,796
Commercial loans:
Commercial & multi-family real estate	4,050,492	1,545,367	4,323,493
Land acquisition & development	261,725	4,382,462	1,144,690
Real estate construction & development	298,045	49,900	2,254,473
Commercial & industrial	2,067,253	773,848	2,539,604
Total commercial loans	6,677,515	6,751,577	10,262,260
Consumer and other	215,456	100,551	174,425
Total charge-offs	23,652,245	16,467,991	20,474,481
Recoveries:
Residential real estate loans:
Residential real estate first mortgage	81,260	66,500	383,573
Residential real estate second mortgage	103,321	117,374	75,569
Home equity lines of credit	150,146	153,868	22,843
Total residential real estate loans	334,727	337,742	481,985
Commercial loans:
Commercial & multi-family real estate	113,837	10,950	87,928
Land acquisition & development	7,716	2,415	5,000
Real estate construction & development	10,200	1,293	—
Commercial & industrial	117,405	44,883	223,432
Total commercial loans	249,158	59,541	316,360
Consumer and other	21,333	8,613	8,683
Total recoveries	605,218	405,896	807,028
Net charge-offs	23,047,027	16,062,095	19,667,453
Balance, end of year	$17,116,595	$25,713,622	$26,975,717

The following table summarizes, by loan portfolio segment, the changes in the allowance for loan losses for the years ended September 30, 2012 and 2011 and information regarding the balance in the allowance and the recorded investment in loans by impairment method at September 30, 2012 and 2011.

	September 30, 2012
	Residential
	Real Estate	Commercial	Consumer	Unallocated	Total
Activity in allowance for loan losses:
Balance, beginning of period	$16,842,446	$8,256,032	$444,281	$170,863	$25,713,622
Provision charged to expense	8,930,211	5,805,630	(221,887)	(63,954)	14,450,000
Charge-offs	(16,759,276)	(6,677,516)	(215,452)	—	(23,652,244)
Recoveries	334,730	249,157	21,330	—	605,217
Balance, end of period	$9,348,111	$7,633,303	$28,272	$106,909	$17,116,595

Allowance balance at end of period based on:
Loans individually evaluated for impairment	$624,825	$—	$—	$—	$624,825
Loans collectively evaluated for impairment	8,723,286	7,633,303	28,272	106,909	16,491,770
Loans acquired with deteriorated credit quality	—	—	—	—	—
Total balance, end of period	$9,348,111	$7,633,303	$28,272	$106,909	$17,116,595

Recorded investment in loans receivable at end of period:
Total loans receivable	$398,732,907	$591,431,264	$2,680,065		$992,844,236
Loans receivable individually evaluated for impairment	42,642,539	22,271,208	208,620		65,122,367
Loans receivable collectively evaluated for impairment	356,090,368	569,160,056	2,471,445		927,721,869
Loans receivable acquired with deteriorated credit quality	—	—	—		—

	September 30, 2011
	Residential
	Real Estate	Commercial	Consumer	Unallocated	Total
Activity in allowance for loan losses:
Balance, beginning of period	$11,192,096	$15,533,915	$149,578	$100,128	$26,975,717
Provision charged to expense	14,928,471	(585,847)	386,641	70,735	14,800,000
Charge-offs	(9,615,863)	(6,751,577)	(100,551)	—	(16,467,991)
Recoveries	337,742	59,541	8,613	—	405,896
Balance, end of period	$16,842,446	$8,256,032	$444,281	$170,863	$25,713,622

Allowance balance at end of period based on:
Loans individually evaluated for impairment	$6,823,235	$1,761,301	$391,497	$—	$8,976,033
Loans collectively evaluated for impairment	10,019,211	6,494,731	52,784	170,863	16,737,589
Loans acquired with deteriorated credit quality	—	—	—	—	—
Total balance, end of period	$16,842,446	$8,256,032	$444,281	$170,863	$25,713,622

Recorded investment in loans receivable at end of period:
Total loans receivable	$472,312,786	$571,549,810	$3,123,835		$1,046,986,431
Loans receivable individually evaluated for impairment	52,261,847	12,956,783	526,191		65,744,821
Loans receivable collectively evaluated for impairment	420,050,939	558,593,027	2,597,644		981,241,610
Loans receivable acquired with deteriorated credit quality	—	—	—		—

Impaired Loans

The following is a summary of the unpaid principal balance and recorded investment of impaired loans as of September 30, 2012 and 2011.  The recorded investments and unpaid principal balances have been reduced by all partial charge-offs of the related loans to the allowance for loan losses.  The recorded investment of certain loan categories exceeds the unpaid principal balance of such categories as the result of the deferral and capitalization of certain direct loan origination costs, net of any origination fees collected, under ASC 310-20-30.

	September 30, 2012		September 30, 2011
	Unpaid		Unpaid
	Principal		Principal
	Balance		Balance
	Net of	Recorded	Net of	Recorded
	Charge-offs	Investment	Charge-offs	Investment
Classified as non-performing loans: (1)
Non-accrual loans	$17,462,262	$17,503,014	$15,039,622	$15,071,226
Troubled debt restructurings current under restructured terms	22,198,364	22,284,401	24,477,261	24,554,899
Troubled debt restructurings past due under restructured terms	7,816,737	7,855,686	13,864,079	13,923,621
Total non-performing loans	47,477,363	47,643,101	53,380,962	53,549,746
Troubled debt restructurings returned to accrual status	17,402,455	17,479,266	12,126,325	12,195,075
Total impaired loans	$64,879,818	$65,122,367	$65,507,287	$65,744,821

(1) All non-performing loans at September 30, 2012 and 2011 were classified as non-accrual.

A loan is considered to be impaired when, based on current information and events, management determines that the Company will be unable to collect all amounts due according to the loan contract, including scheduled interest payments.  When a loan is identified as impaired, the amount of impairment loss is measured based on either the present value of expected future cash flows, discounted at the loan’s effective interest rate, or for collateral-dependent loans, observable market prices or the current fair value of the collateral.  If the amount of impairment loss is measured based on the present value of expected future cash flows, the entire change in present value is recorded in the provision for loan losses.  If the fair value of the collateral is used to measure impairment of a collateral-dependent loan and repayment or satisfaction of the loan is dependent on the sale of the collateral, the fair value of the collateral is adjusted to consider estimated costs to sell.  However, if repayment or satisfaction of the loan is dependent only on the operation, rather than the sale of the collateral, the measurement of impairment does not incorporate estimated costs to sell the collateral.  If the value of the impaired loan is determined to be less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), an impairment charge is recognized through a provision for loan losses.  The following table summarizes the principal balance, net of amounts charged off, of impaired loans at September 30, 2012 and 2011 by the impairment method used.

	2012	2011
	(In Thousands)
Fair value of collateral method	$42,405	$24,996
Present value of cash flows method	22,475	40,511
Total impaired loans	$64,880	$65,507

Loans considered for individual impairment analysis include loans that are past due, loans that have been placed on non-accrual status, troubled debt restructurings, loans with internally assigned credit risk ratings that indicate an elevated level of risk, or loans that management has knowledge of or concerns about the borrower’s ability to pay under the contractual terms of the note.  Residential loans to be evaluated for impairment are generally identified through a review of loan delinquency reports, internally-developed risk classification reports, and discussions with the Bank’s loan collectors.  Commercial loans evaluated for impairment are generally identified through a review of loan delinquency reports, internally-developed risk classification reports, discussions with loan officers, discussions with borrowers, periodic individual loan reviews and local media reports indicating problems with a particular project or borrower.  Commercial loans are individually reviewed and assigned a credit risk rating periodically by the internal loan committee.  See discussion of credit quality below.

The following is a summary of impaired loans and other related information as of September 30, 2012 and 2011.  The recorded investments and unpaid principal balances have been reduced by all partial charge-offs of the related loans to the allowance for loan losses.  The recorded investment of certain loan classes exceeds the unpaid principal balance of such classes as the result of the deferral and capitalization of certain direct loan origination costs, net of any origination fees collected, under ASC 310-20-30.

	At September 30, 2012				At September 30, 2011
		Unpaid Principal Balance				Unpaid Principal Balance
		Loans with	Loans with			Loans with	Loans with
		Partial	No Partial			Partial	No Partial
	Recorded	Charge-offs	Charge-offs	Related	Recorded	Charge-offs	Charge-offs	Related
	Investment	Recorded	Recorded	Allowance	Investment	Recorded	Recorded	Allowance
With no related allowance recorded:
Residential real estate first mortgage	$30,706,940	$6,637,737	$26,672,337	$—	$25,772,623	$101,902	$25,595,485	$—
Residential real estate second mortgage	3,840,089	632,181	3,559,450	—	2,726,816	—	2,716,629	—
Home equity lines of credit	3,436,217	1,128,509	2,827,438	—	3,025,818	—	3,025,818	—
Land acquisition and development	39,009	53,858	—	—	64,856	—	64,856	—
Real estate construction & development	388,767	114,445	328,116	—	1,745,879	—	1,745,279	—
Commercial & multi-family real estate	16,133,126	11,071,487	10,203,990	—	5,324,044	—	5,448,601	—
Commercial & industrial	5,710,306	5,182,085	1,500,954	—	467,448	—	467,964	—
Consumer and other	208,620	174,962	158,503	—	68,493	—	68,477	—
Total	60,463,074	24,995,264	45,250,788	—	39,195,977	101,902	39,133,109	—

With an allowance recorded:
Residential real estate first mortgage	3,932,673	751,226	3,417,970	346,365	14,673,518	—	14,611,480	3,175,977
Residential real estate second mortgage	393,983	—	396,977	191,612	1,787,617	—	1,780,640	1,133,592
Home equity lines of credit	332,637	—	335,312	86,848	4,275,455	—	4,275,455	2,513,666
Land acquisition and development	—	—	—	—	285,353	—	285,254	84,754
Real estate construction & development	—	—	—	—	699,392	—	762,584	157,783
Commercial & multi-family real estate	—	—	—	—	3,647,191	—	3,796,968	1,229,855
Commercial & industrial	—	—	—	—	722,620	—	806,468	288,909
Consumer and other	—	—	—	—	457,698	—	459,644	391,497
Total	4,659,293	751,226	4,150,259	624,825	26,548,844	—	26,778,493	8,976,033

Total:
Residential real estate first mortgage	34,639,613	7,388,963	30,090,307	346,365	40,446,141	101,902	40,206,965	3,175,977
Residential real estate second mortgage	4,234,072	632,181	3,956,427	191,612	4,514,433	—	4,497,269	1,133,592
Home equity lines of credit	3,768,854	1,128,509	3,162,750	86,848	7,301,273	—	7,301,273	2,513,666
Land acquisition and development	39,009	53,858	—	—	350,209	—	350,110	84,754
Real estate construction & development	388,767	114,445	328,116	—	2,445,271	—	2,507,863	157,783
Commercial & multi-family real estate	16,133,126	11,071,487	10,203,990	—	8,971,235	—	9,245,569	1,229,855
Commercial & industrial	5,710,306	5,182,085	1,500,954	—	1,190,068	—	1,274,432	288,909
Consumer and other	208,620	174,962	158,503	—	526,191	—	528,121	391,497
Total	$65,122,367	$25,746,490	$49,401,047	$624,825	$65,744,821	$101,902	$65,911,602	$8,976,033

	Year Ended
	September 30, 2012		September 30, 2011
	Average	Interest	Average	Interest
	Recorded	Income	Recorded	Income
	Investment	Recognized	Investment	Recognized
With no related allowance recorded:
Residential real estate first mortgage	$29,553,434	$1,026,328	$29,102,712	$420,013
Residential real estate second mortgage	3,426,107	148,162	3,095,613	81,122
Home equity lines of credit	3,492,655	71,781	3,068,344	107,246
Land acquisition and development	29,816	—	2,675,169	962
Real estate construction & development	936,763	4,986	2,824,643	13,366
Commercial & multi-family real estate	12,599,341	883,784	4,826,283	199,065
Commercial & industrial	4,242,100	261,714	535,836	64,682
Consumer and other	196,759	2,787	64,894	22,192
Total		2,399,542		908,648

With an allowance recorded:
Residential real estate first mortgage	8,404,107	78,724	12,500,659	641,798
Residential real estate second mortgage	827,732	5,334	1,408,422	68,077
Home equity lines of credit	887,651	11,614	3,307,957	56,386
Land acquisition and development	222,104	—	2,216,196	5,159
Real estate construction & development	107,306	—	435,306	5,644
Commercial & multi-family real estate	1,054,726	—	4,928,413	242,713
Commercial & industrial	286,417	—	1,039,663	29,661
Consumer and other	87,439	—	413,568	2,024
Total		95,672		1,051,462

Total:
Residential real estate first mortgage	37,957,541	1,105,052	41,603,371	1,061,811
Residential real estate second mortgage	4,253,839	153,496	4,504,035	149,199
Home equity lines of credit	4,380,306	83,395	6,376,301	163,632
Land acquisition and development	251,920	—	4,891,365	6,121
Real estate construction & development	1,044,069	4,986	3,259,949	19,010
Commercial & multi-family real estate	13,654,067	883,784	9,754,696	441,778
Commercial & industrial	4,528,517	261,714	1,575,499	94,343
Consumer and other	284,198	2,787	478,462	24,216
Total		$2,495,214		$1,960,110

Delinquent and Non-Accrual Loans

The delinquency status of loans is determined based on the contractual terms of the notes.  Borrowers are generally classified as delinquent once payments become 30 days or more past due.  The Company’s policy is to discontinue the accrual of interest income on any loan when, in the opinion of management, the ultimate collectibility of interest or principal is no longer probable.  Management considers many factors before placing a loan on non-accrual, including the delinquency status of the loan, the overall financial condition of the borrower, the progress of management’s collection efforts and the value of the underlying collateral.  Previously accrued but unpaid interest is charged to current income at the time a loan is placed on non-accrual status.  Subsequent collections of cash may be applied as reductions to the principal balance, interest in arrears, or recorded as income depending on management’s assessment of the ultimate collectibility of the loan.  Non-accrual loans are returned to accrual status when, in the opinion of management, the financial position of the borrower indicates that the timely collectibility of interest and principal is probable and the borrower demonstrates the ability to pay under the terms of the note through a sustained period of repayment performance, which is generally six months.  Prior to returning a loan to accrual status, the loan is individually reviewed.  Many factors are considered prior to returning a loan to accrual status, including a positive change in the borrower’s financial situation or the Company’s collateral position that, together with the sustained period of repayment performance, result in the likelihood of a loss that is no longer probable.

The following is a summary of the recorded investment in loans receivable by class that were 30 days or more past due with respect to contractual principal or interest payments at September 30, 2012 and 2011.  The summary does not include $351,000 and $2.5 million of commercial loans at September 30, 2012 and 2011, respectively, that had passed their contractual maturity dates and were in the process of renewal because the borrowers were not past due 30 days or more with respect to their scheduled periodic principal or interest payments.

	September 30, 2012
							90 Days
			90 Days			Total	or More
	30 to 59 Days	60 to 89 Days	or More	Total		Loans	And Still
	Past Due	Past Due	Past Due	Past Due	Current	Receivable	Accruing	Nonaccrual
Residential real estate first mortgage	$2,567,694	$3,229,337	$5,792,387	$11,589,418	$200,183,277	$211,772,695	$—	$21,635,255
Residential real estate second mortgage	264,540	273,642	433,195	971,377	41,277,730	42,249,107	—	2,257,597
Home equity lines of credit	1,940,740	902,941	1,182,495	4,026,176	140,684,929	144,711,105	—	3,420,409
Land acquisition and development	110,308	—	39,009	149,317	47,186,229	47,335,546	—	39,009
Real estate construction & development	—	—	357,643	357,643	21,535,974	21,893,617	—	388,767
Commercial & multi-family real estate	290,776	69,756	8,230,195	8,590,727	315,502,338	324,093,065	—	14,155,739
Commercial & industrial	23,421	—	266,042	289,463	197,819,573	198,109,036	—	5,601,512
Consumer and other	5,467	4,152	149,861	159,480	2,520,585	2,680,065	—	144,935
Total	$5,202,946	$4,479,828	$16,450,827	$26,133,601	$966,710,635	$992,844,236	$—	$47,643,223

	September 30, 2011
							90 Days
			90 Days			Total	or More
	30 to 59 Days	60 to 89 Days	or More	Total		Loans	And Still
	Past Due	Past Due	Past Due	Past Due	Current	Receivable	Accruing	Nonaccrual
Residential real estate first mortgage	$5,358,948	$2,882,199	$11,264,959	$19,506,106	$223,662,221	$243,168,327	$—	$30,291,026
Residential real estate second mortgage	794,911	155,772	820,556	1,771,239	49,986,363	51,757,601	—	3,501,646
Home equity lines of credit	2,960,623	633,473	3,948,135	7,542,230	169,844,628	177,386,858	—	6,330,824
Land acquisition and development	314,856	—	285,254	600,110	51,042,361	51,642,471	—	350,210
Real estate construction & development	—	—	904,773	904,773	21,387,494	22,292,267	—	2,445,271
Commercial & multi-family real estate	4,367,633	3,469,293	2,374,682	10,211,608	306,146,688	316,358,296	—	8,971,235
Commercial & industrial	280,482	—	271,829	552,311	180,704,465	181,256,776	—	1,190,067
Consumer and other	58,026	74,252	248,949	381,227	2,742,607	3,123,835	—	469,467
Total	$14,135,479	$7,214,989	$20,119,137	$41,469,604	$1,005,516,827	$1,046,986,431	$—	$53,549,746

Credit Quality

The credit quality of the Company’s residential and consumer loans is primarily monitored on the basis of aging and delinquency, as summarized in the table above.  The credit quality of the Company’s commercial loans is primarily monitored using an internal rating system reflecting management’s risk assessment based on an analysis of several factors including the borrower’s financial condition, the financial condition of the underlying business, cash flows of the underlying collateral and the delinquency status of the loan.  The internal system assigns one of the following five risk gradings.  The “pass” category consists of a range of loan sub-grades that reflect various levels of acceptable risk.  Movement of risk through the various sub-grade levels in the “pass” category is monitored for early identification of credit deterioration.  The “special mention” rating is considered a “watch” rating rather than an “adverse” rating and is assigned to loans where the borrower exhibits negative financial trends due to borrower-specific or systemic conditions that, if left uncorrected, threaten the borrower’s capacity to meet its debt obligations.  The borrower is believed to have sufficient financial flexibility to react to and resolve its negative financial situation. This is a transitional grade that is closely monitored for improvement or deterioration.  The “substandard” rating is assigned to loans where the borrower exhibits well-defined weaknesses that jeopardize its continued performance and are of a severity that the distinct possibility of default exists.  The “doubtful” rating is assigned to loans that have the weaknesses of substandard assets with the additional characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, questionable resulting in a high probability of loss.  An asset classified as “loss” is considered uncollectible and of such little value that charge-off is generally warranted.  In limited circumstances, the Company might establish a specific allowance on assets classified as loss if a charge-off is not yet warranted because circumstances are changing and the exact amount of the loss cannot be determined.

The following is a summary of the recorded investment of loan risk ratings by class at September 30, 2012 and 2011.

	September 30, 2012
		Special
	Pass	Mention	Substandard	Doubtful	Loss
Residential real estate first mortgage	$185,061,008	$462,421	$23,039,578	$3,209,688	$—
Residential real estate second mortgage	39,698,676	181,825	1,779,092	589,514	—
Home equity lines of credit	139,910,992	146,631	3,511,016	1,142,466	—
Land acquisition and development	34,632,857	4,549,053	8,153,636	—	—
Real estate construction & development	21,504,850	—	34,173	354,594	—
Commercial & multi-family real estate	297,366,661	1,189,914	22,729,017	2,807,473	—
Commercial & industrial	184,570,394	575,990	12,962,652	—	—
Consumer and other	2,535,130	—	—	144,935	—
Total	905,280,568	7,105,834	72,209,164	8,248,670	—
Less related specific allowance	—	—	(624,825)	—
Total net of allowance	$905,280,568	$7,105,834	$71,584,339	$8,248,670	$—

	September 30, 2011
		Special
	Pass	Mention	Substandard	Doubtful	Loss
Residential real estate first mortgage	$203,690,460	$2,390,396	$36,571,024	$516,447	$—
Residential real estate second mortgage	47,604,902	101,212	3,932,222	119,265	—
Home equity lines of credit	169,988,030	99,267	6,000,449	1,299,112	—
Land acquisition and development	48,284,733	—	3,357,738	—	—
Real estate construction & development	19,717,698	—	2,574,569	—	—
Commercial & multi-family real estate	264,896,753	12,549,086	38,707,248	205,209	—
Commercial & industrial	162,411,843	10,499,378	8,044,643	300,912	—
Consumer and other	2,654,369	—	290,168	179,298	—
Total	919,248,788	25,639,339	99,478,061	2,620,243	—
Less related specific allowance	—	—	(7,565,115)	(1,410,918)
Total net of allowance	$919,248,788	$25,639,339	$91,912,946	$1,209,325	$—

Troubled Debt Restructurings

The following is a summary of the unpaid principal balance and recorded investment of troubled debt restructurings as of September 30, 2012 and 2011.  The recorded investments and unpaid principal balances have been reduced by all partial charge-offs of the related loans to the allowance for loan losses.  The recorded investment of certain loan categories exceeds the unpaid principal balance of such categories as the result of the deferral and capitalization of certain direct loan origination costs, net of any origination fees collected, under ASC 310-20-30.

	September 30, 2012		September 30, 2011
	Unpaid		Unpaid
	Principal		Principal
	Balance		Balance
	Net of	Recorded	Net of	Recorded
	Charge-offs	Investment	Charge-offs	Investment
Classified as non-performing loans (1):
Current under restructured terms	$22,198,364	$22,284,401	$24,477,261	$24,554,899
Past due under restructured terms	7,816,737	7,855,686	13,864,079	13,923,621
Total non-performing	30,015,101	30,140,087	38,341,340	38,478,520
Returned to accrual status	17,402,455	17,479,266	12,126,325	12,195,075
Total troubled debt restructurings	$47,417,556	$47,619,353	$50,467,665	$50,673,595

A loan is classified as a troubled debt restructuring if the Company, for economic or legal reasons related to the borrower’s financial difficulties, grants a concession to the borrower that it would not otherwise consider.  Such concessions related to residential mortgage and consumer loans usually include a modification of loan terms, such as a reduction of the rate to below-market terms, adding past-due interest to the loan balance, extending the maturity date, or a discharge in bankruptcy and the borrower has not reaffirmed the debt.  Such concessions related to commercial loans usually include a modification of loan terms, such as a reduction of the rate to below-market terms, adding past-due interest to the loan balance or extending the maturity date, and, to a much lesser extent, a partial forgiveness of debt.  In addition, because of their short term nature, a commercial loan could be classified as a troubled debt restructuring if the loan matures, the borrower is considered troubled and the scheduled renewal rate on the loan is determined to be less than a risk-adjusted market interest rate on a similar credit.  A loan classified as a troubled debt restructuring will generally retain such classification until the loan is paid in full.  However, a restructured loan that is in compliance with its modified terms and yields a market rate of interest at the time of restructuring is removed from the troubled debt restructuring classification once the borrower demonstrates the ability to pay under the terms of the restructured note through a sustained period of repayment performance, which is generally one year.  Interest income on restructured loans is accrued at the reduced rate and the loan is returned to performing status once the borrower demonstrates the ability to pay under the terms of the restructured note through a sustained period of repayment performance, which is generally six months.

Accruing loans that were restructured within the years ended September 30, 2012, 2011 and 2010 and restructured loans that defaulted during the years ended September 30, 2012, 2011 and 2010 are presented within the table below. The Company considers a loan to have defaulted when it becomes 90 or more days delinquent under the modified terms, has been transferred to non-accrual status, has been charged off or has been acquired through or in lieu of foreclosure.

	Total Restructured During			Defaulted During
	Year Ended September 30,			Year Ended September 30,
	2012	2011	2010	2012	2011	2010

Residential mortgage loans	$7,667,713	$11,916,113	$18,686,051	$17,826,288	$12,931,213	$3,121,377
Commercial loans	7,689,631	7,806,257	5,130,463	1,607,578	650,959	7,926,935
Consumer loans	41,954	—	—	312,165	—	—
Total	$15,399,298	$19,722,370	$23,816,514	$19,746,031	$13,582,172	$11,048,312

The amount of additional funds committed to borrowers (undisbursed) who were included in troubled debt restructured status at September 30, 2012 and 2011 was $5,000 and $134,000, respectively.

The financial impact of troubled debt restructurings can include loss of interest due to reductions in interest rates and partial or total forgiveness of accrued interest and increases in the provision for losses.  The gross amount of interest that would have been recognized under the original terms of renegotiated loans was $3.4 million and $3.1 million for the years ended September 30, 2012 and 2011, respectively.  The actual amount of interest income recognized under the restructured terms totaled $2.1 million and $2.9 million for the years ended September 30, 2012 and 2011.  Provisions for losses related to restructured loans totaled $3.6 million and $6.1 million for the years ended September 30, 2012 and 2011, respectively.

Included in impaired loans at September 30, 2012 and 2011 were $30.0 million and $38.3 million, respectively, of loans that were modified and are classified as troubled debt restructurings because of the borrowers’ financial difficulties.  The restructured terms of the loans generally included a reduction of the interest rates and the addition of past due interest to the principal balance of the loans, the scheduled renewal rates of the loans at maturity were determined to be less than risk-adjusted market interests rate on similar credits, or the borrower’s obligation was discharged in bankruptcy and the borrower did not reaffirm the debt.  At September 30, 2012, $22.2 million, or 74.0%, of these loans were performing as agreed under the modified terms of the loans compared with $24.5 million, or 63.8%, at September 30, 2011.  Excluded from non-performing assets at September 30, 2012 and 2011 were $17.4 million and $12.1 million, respectively, of loans that were modified in troubled debt restructurings but were no longer classified as non-performing because of the borrowers’ favorable performance histories.  Specific loan loss allowances related to troubled debt restructurings at September 30, 2012 and 2011 were $625,000 and $4.2 million, respectively.

REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS	12 Months Ended
Sep. 30, 2012
REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS
REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS

6.                      REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS

Real estate acquired in settlement of loans at September 30, 2012 and 2011 is summarized as follows:

	2012	2011

Residential real estate	$2,798,934	$3,231,813
Commercial real estate	15,860,009	18,001,801
	18,658,943	21,233,614
Less allowance for losses	(4,706,775)	(2,515,800)
Total	$13,952,168	$18,717,814

Activity in the allowance for losses on real estate acquired in settlement of loans for the years ended September 30, 2012, 2011 and 2010 is summarized as follows:

	2012	2011	2010

Balance, beginning of year	$2,515,800	$1,651,100	$274,076
Provision charged to non-interest expense	3,175,919	2,118,500	2,181,900
Charge-offs	(984,944)	(1,253,800)	(804,876)
Balance, end of year	$4,706,775	$2,515,800	$1,651,100

PREMISES AND EQUIPMENT	12 Months Ended
Sep. 30, 2012
PREMISES AND EQUIPMENT
PREMISES AND EQUIPMENT

7.                      PREMISES AND EQUIPMENT

Premises and equipment at September 30, 2012 and 2011 are summarized as follows:

	2012	2011

Land	$5,578,914	$5,609,693
Office buildings and improvements	16,120,660	15,737,264
Furniture and equipment	12,742,901	11,451,292
	34,442,475	32,798,249
Less accumulated depreciation	(16,026,498)	(14,340,083)

Total	$18,415,977	$18,458,166

Depreciation expense on premises and equipment totaled $2.0 million, $2.0 million and $1.9 million for the years ended September 30, 2012, 2011 and 2010, respectively.

Certain facilities of the Company are leased under various operating leases.  Rent expense for the fiscal years ended September 30, 2012, 2011 and 2010 totaled $1.0 million, $849,000 and $690,000, respectively. At September 30, 2012, future minimum rental commitments under non-cancelable leases are as follows:

Due in years ending September 30,

2013	$985,502
2014	756,248
2015	695,420
2016	669,988
2017	651,342
Thereafter	1,136,280
Total	$4,894,780

DEPOSITS	12 Months Ended
Sep. 30, 2012
DEPOSITS
DEPOSITS

8.  DEPOSITS

Deposits at September 30, 2012 and 2011 are summarized as follows:

	2012		2011
		Weighted		Weighted
		Average		Average
		Interest		Interest
	Amount	Rate	Amount	Rate
Transaction accounts:
Non-interest-bearing checking	$173,374,357	—%	$150,430,677	—%
Interest-bearing checking	297,523,150	0.14	328,274,827	0.28
Savings accounts	37,257,868	0.14	35,713,661	0.14
Money market	149,193,821	0.26	183,873,574	0.33

Total transaction accounts	657,349,196	0.13	698,292,739	0.22

Certificates of deposit:
0.00% to 0.99%	174,660,797	0.45	142,890,688	0.48
1.00% to 1.99%	258,372,538	1.34	203,692,301	1.53
2.00% to 2.99%	9,981,033	2.24	27,191,874	2.46
3.00% to 3.99%	665,884	3.83	40,107,262	3.20
4.00% to 4.99%	1,650,325	4.19	1,864,014	4.22
5.00% to 5.99%	—	—	8,486,035	5.23

Total certificates of deposit	445,330,577	1.02	424,232,174	1.48

Total	$1,102,679,773	0.49%	$1,122,524,913	0.70%

The aggregate amounts of certificates of deposit with a minimum principal amount of $100,000 were $246.5 million and $226.2 million at September 30, 2012 and 2011, respectively. Certificates of deposit at September 30, 2011 included time deposits obtained from national brokers totaling $8.4 million with a weighted-average interest rate of 5.23%.  There were no such deposits at September 30, 2012.

At September 30, 2012, the scheduled maturities of certificates of deposit were as follows:

Maturing within:
Three months ending:
December 31, 2012	$103,052,206
March 31, 2013	72,023,548
June 30, 2013	66,334,646
September 30, 2013	60,859,873
Year ending:
September 30, 2014	130,028,650
September 30, 2015	7,157,561
September 30, 2016	3,328,143
September 30, 2017	2,545,950
Thereafter	—
Total	$445,330,577

A summary of interest expense on deposits for the years ended September 30, 2012, 2011 and 2010 is as follows:

	2012	2011	2010

Interest-bearing checking	$1,183,041	$2,563,968	$3,667,002
Savings	81,415	58,269	59,133
Money market	842,182	1,342,532	2,146,037
Certificates of deposit	5,109,586	7,409,683	10,262,192

Total	$7,216,224	$11,374,452	$16,134,364

ADVANCES FROM THE FEDERAL HOME LOAN BANK	12 Months Ended
Sep. 30, 2012
ADVANCES FROM THE FEDERAL HOME LOAN BANK
ADVANCES FROM THE FEDERAL HOME LOAN BANK

9.                      ADVANCES FROM THE FEDERAL HOME LOAN BANK

Advances from the Federal Home Loan Bank of Des Moines at September 30, 2012 and 2011 are summarized as follows:

	2012		2011
		Weighted		Weighted
		Average		Average
		Interest		Interest
	Amount	Rate	Amount	Rate
Maturing within the year ending September 30,
2012	$60,000,000	0.25%	$—	—%
2015	25,000,000	2.70	25,000,000	2.70
Thereafter	4,000,000	5.48	4,000,000	5.48
Total	$89,000,000	1.18%	$29,000,000	3.08%

The average balances of advances from the Federal Home Loan Bank were $32.2 million and $81.4 million, respectively, and the maximum month-end balances were $89.0 million and $257.5 million, respectively, for the years ended September 30, 2012 and 2011, respectively.  The average rates paid during the years ended September 30, 2012 and 2011 were 2.86% and 1.32%, respectively.

The Bank has the ability to borrow funds from the Federal Home Loan Bank equal to 25% of the Bank’s total assets under a blanket agreement that assigns all investments in Federal Home Loan Bank stock as well as qualifying first mortgage loans as collateral to secure the amounts borrowed. In addition to the $89.0 million in advances outstanding at September 30, 2012, the Bank had approximately $168.6 million in additional borrowing capacity available to it under this arrangement.  The assets underlying the Federal Home Loan Bank borrowings are under the Bank’s physical control.

BORROWINGS FROM THE FEDERAL RESERVE BANK	12 Months Ended
Sep. 30, 2012
BORROWINGS FROM THE FEDERAL RESERVE BANK
BORROWINGS FROM THE FEDERAL RESERVE BANK

10.       BORROWINGS FROM THE FEDERAL RESERVE BANK

Borrowings from the Federal Reserve Bank represent short-term borrowings from the discount window at the Federal Reserve Bank of St. Louis and are typically extended for periods of 28 days or less.  There were no such borrowings outstanding during the years ended September 30, 2012 or September 30, 2011.

The Bank has the ability to borrow funds from the Federal Reserve under an agreement that assigns certain qualifying loans as collateral to secure the amounts borrowed.  At September 30, 2012, $192.3 million of commercial loans were assigned under this arrangement.  The assets underlying these borrowings are under the Bank’s physical control.  As of September 30, 2012, the Bank had approximately $149.5 million in additional borrowing capacity available to it under this arrangement.

SUBORDINATED DEBENTURES	12 Months Ended
Sep. 30, 2012
SUBORDINATED DEBENTURES
SUBORDINATED DEBENTURES

11.       SUBORDINATED DEBENTURES

On March 30, 2004, Pulaski Financial Statutory Trust I (“Trust I”), a Connecticut statutory trust, issued $9.0 million of adjustable-rate preferred securities.  The proceeds from this issuance, along with the Company’s $279,000 capital contribution for Trust I’s common securities, were used to acquire $9.3 million aggregate principal amount of the Company’s floating rate junior subordinated deferrable interest debentures due in 2034, which constitute the sole asset of Trust I.  The interest rate on the debentures and the capital securities at September 30, 2012 was 3.09% and is adjustable quarterly at 2.70% over the three-month LIBOR.

The stated maturity of the Trust I debenture is June 17, 2034.  In addition, the Trust I debentures are subject to redemption at par at the option of the Company, subject to prior regulatory approval, in whole or in part, on any interest payment date.

On December 15, 2004, Pulaski Financial Statutory Trust II (“Trust II”), a Delaware statutory trust, issued $10.0 million of adjustable-rate preferred securities.  The proceeds from this issuance, along with the Company’s $310,000 capital contribution for Trust II’s common securities, were used to acquire $10.3 million of the Company’s floating rate junior subordinated deferrable interest debentures due in 2034, which constitute the sole asset of Trust II.  The interest rate on the debentures and the capital securities at September 30, 2012 was 2.25% and is adjustable quarterly at 1.86% over the three-month LIBOR.

The stated maturity of the debentures held by Trust II is December 15, 2034.  In addition, the Trust II debentures are subject to redemption at par at the option of the Company, subject to prior regulatory approval, in whole or in part, on any interest payment date.

LIABILITY FOR LOANS SOLD	12 Months Ended
Sep. 30, 2012
LIABILITY FOR LOANS SOLD
LIABILITY FOR LOANS SOLD

12.               LIABILITY FOR LOANS SOLD

The Company records an estimated liability for probable amounts due to the Company’s loan investors under contractual obligations related to residential mortgage loans originated for sale that were previously sold and became delinquent or defaulted.  Under standard representations and warranties and early payment default clauses in the Company’s mortgage sale agreements, the Company may be required to repurchase mortgage loans sold to investors or reimburse the investors for credit losses incurred on loans (collectively “repurchase”) in the event of borrower default within a defined period after origination (generally 90 days), or in the event of breaches of contractual representations or warranties made at the time of sale that are not remedied within a defined period after the Company receives notice of such breaches (generally 90 days).  The Company establishes a mortgage repurchase liability related to these events that reflect management’s estimate of losses on loans for which the Company could have a repurchase obligation based on a combination of factors.  Such factors incorporate the volume of loans sold in current and previous periods, borrower default expectations, historical investor repurchase demand and appeals success rates (where the investor rescinds the demand based on a cure of the defect or acknowledges that the loan satisfies the investor’s applicable representations and warranties), and estimated loss severity.

The principal balance of loans sold that remain subject to recourse provisions related to early payment default clauses totaled approximately $343 million and $266 million at September 30, 2012 and 2011, respectively.  Because the Company does not service the loans that it sells to its investors, the Company is generally unable to track the outstanding balances or delinquency status of a large portion of such loans that may be subject to repurchase under the representations and warranties clauses in the Company’s mortgage sale agreements.  The following is a summary of the principal balance of mortgage loan repurchase demands on loans previously sold that were received and resolved during the years ended September 30, 2012 and 2011:

	2012	2011
Received during period	$16,639,000	$16,700,000
Resolved during period	20,228,000	15,061,000
Unresolved at end of period	5,066,000	8,655,000

The following is a summary of the changes in the liability for loans sold during the years ended September 30, 2012 and 2011:

	2012	2011
Balance at beginning of period	$1,257,146	$470,983
Provisions charged to expense	2,005,865	1,650,406
Amounts paid to resolve demands	(2,285,877)	(864,243)
Balance at end of period	$977,134	$1,257,146

During the year ended September 30, 2012, the Company paid $1.95 million to two of its largest mortgage loan investors to settle all past, present and potential future make-whole and repurchase claims against the Bank.  The Bank was no longer selling loans to these investors and determined that such settlements would be advantageous to the Company.  These settlements resolved all past, present and potential future claims on approximately one-third of total loans sold in past periods.  The payments were charged to the liability for loans sold.

The liability for loans sold of $977,000 at September 30, 2012 represents the Company’s best estimate of the probable loss that the Company will incur for various early default provisions and contractual representations and warranties associated with the sales of mortgage loans.  Because the level of mortgage loan repurchase losses depends upon economic factors, investor demand strategies and other external conditions that may change over the life of the underlying loans, the level of the liability for mortgage loan repurchase losses is difficult to estimate and requires considerable management judgment.  In addition, the Company does not service the loans that it sells to investors and is unable to track the remaining unpaid balances after sale.  As a result, there may be a range of possible losses in excess of the estimated liability that cannot be estimated.  Management maintains regular contact with the Company’s investors to monitor and address their repurchase demand practices and concerns.

INCOME TAXES	12 Months Ended
Sep. 30, 2012
INCOME TAXES
INCOME TAXES

13.      INCOME TAXES

Income tax expense for the years ended September 30, 2012, 2011 and 2010 is summarized as follows:

	2012	2011	2010
Current expense:
Federal	$2,614,954	$2,387,642	$4,102,344
State	527,100	377,500	18,100
Deferred expense (benefit)	1,121,173	384,665	(3,861,067)
Total	$4,263,227	$3,149,807	$259,377

Income tax expense differs from that computed at the federal statutory rate of 35% for the year ended September 30, 2012 and 34% for the years ended September 30, 2011 and 2010 as follows:

	2012		2011		2010
	Amount	%	Amount	%	Amount	%
Tax at statutory federal income tax rate	$4,932,520	35.0%	$3,812,959	34.0%	$1,207,736	34.0%
Non-taxable income from bank-owned life insurance	(350,563)	(2.5)	(364,357)	(3.3)	(371,331)	(10.4)
Non-taxable interest and dividends	(517,512)	(3.7)	(487,417)	(4.3)	(440,263)	(12.4)
State taxes, net of federal benefit	342,615	2.4	249,150	2.2	11,946	0.3
Other, net	(143,833)	(0.9)	(60,528)	(0.5)	(148,711)	(4.2)
Total	$4,263,227	30.3%	$3,149,807	28.1%	$259,377	7.3%

The components of deferred tax assets and liabilities are as follows:

	2012	2011
Deferred tax assets:
Allowance for loan losses	$8,378,598	$10,661,185
Restricted stock awards	625,609	341,262
Non-accrual interest	733,418	328,138
Deferred compensation	2,013,960	1,894,867
Equity investments	117,870	129,692
Other	739,580	402,482
Total deferred tax assets	12,609,035	13,757,626

Deferred tax liabilities:
FHLB stock dividends	152,311	152,311
Core deposit intangible	15,559	30,185
Premises and equipment	768,039	777,827
Unrealized gains on securities available for sale	13,161	190
Other	21,473	24,476
Total deferred tax liabilities	970,543	984,989

Net deferred tax assets	$11,638,492	$12,772,637

At September 30, 2012, the Company had $137,000 of unrecognized tax benefits, $129,000 of which would affect the effective tax rate if recognized.  The Company recognizes interest related to uncertain tax positions in income tax expense and classifies such interest and penalties in the liability for unrecognized tax benefits.  As of September 30, 2012, the Company had approximately $8,000 accrued for the payment of interest and penalties.  The tax years ended September 30, 2009 through 2012 remain open to examination by the taxing jurisdictions to which the Company is subject.

The aggregate changes in the balance of gross unrecognized tax benefits for the year ended September 30, 2012, which excludes interest and penalties, are as follows:

Balance at September 30, 2011	$129,000
Increases related to tax positions taken during a prior period	—
Decreases related to tax positions taken during a prior period	—
Increases related to tax positions taken during the current period	33,000
Decreases related to tax positions taken during the current period	—
Decreases related to settlements with taxing authorities	—
Decreases related to the expiration of the statute of limitations	(33,000)
Balance at September 30, 2012	$129,000

Retained earnings at September 30, 2012 included earnings of approximately $4.1 million representing tax bad debt deductions, net of actual bad debts and bad debt recoveries, for which no provision for federal income taxes has been made.  If these amounts are used for any purpose other than to absorb loan losses, they will be subject to federal income taxes at the then prevailing corporate rate.

A valuation allowance should be provided on deferred tax assets when it is more likely than not that some portion of the assets will not be realized.  The Company has not established a valuation allowance at September 30, 2012 or 2011 because management believes that all criteria for recognition have been met, including the existence of a history of taxes paid or qualifying tax planning strategies that are sufficient to support the realization of deferred tax assets.

PREFERRED STOCK	12 Months Ended
Sep. 30, 2012
PREFERRED STOCK.
PREFERRED STOCK

14.               PREFERRED STOCK

On January 16, 2009, as part of the U.S. Department of Treasury’s Capital Purchase Program, the Company issued 32,538 shares of Fixed Rate Cumulative Perpetual Preferred Stock, Series A, $1,000 per share liquidation preference (the “Preferred Stock”), and a warrant to purchase up to 778,421 shares of the Company’s common stock for a period of ten years at an exercise price of $6.27 per share (the “Warrant”) in exchange for $32.5 million in cash from the U.S. Department of Treasury.  The proceeds, net of issuance costs consisting primarily of legal fees, were allocated between the Preferred Stock and the Warrant on a pro rata basis, based upon the estimated market values of the Preferred Stock and the Warrant.  As a result, $2.2 million of the proceeds were allocated to the Warrant, which increased additional paid-in capital from common stock.  The amount allocated to the Warrant is considered a discount on the Preferred Stock and has been amortized using the level yield method over a five-year period through a charge to retained earnings.  Such amortization does not reduce net income, but reduces income available for common shares.  The Treasury sold all of the Preferred Stock to private investors in a Dutch auction that was completed in July 2012.

The fair value of the Preferred Stock was estimated on the date of issuance by computing the present value of expected future cash flows using a risk-adjusted rate of return for similar securities of 12%.  The fair value of the Warrant was estimated on the date of grant using the Black-Scholes option pricing model assuming a risk-free interest rate of 4.30%, expected volatility of 35.53% and a dividend yield of 4.50%.

During the quarter ended September 30, 2012, the Company completed the repurchase from private investors of $7.1 million in par value, or approximately 22% of the outstanding shares, of the Preferred Stock in exchange for $6.6 million in cash, representing a 7.2% average discount from par value.  The repurchase resulted in a $364,000 benefit to income available to common shares.  Also during the quarter ended September 30, 2012, the Company completed the repurchase of the Warrant from the Treasury in exchange for $1.1 million in cash.  The combined impact of these transactions resulted in a $7.7 million reduction in total stockholders’ equity.  Following the Treasury’s auction of the Preferred Stock and the Company’s repurchase of the Warrant, the U.S. Treasury has no remaining equity stake in the Company.

The Preferred Stock pays cumulative dividends of 5% per year for the first five years and 9% per year thereafter.  The Company may, at its option, redeem the Preferred Stock at the liquidation preference plus accrued and unpaid dividends.

REGULATORY CAPITAL REQUIREMENTS	12 Months Ended
Sep. 30, 2012
REGULATORY CAPITAL REQUIREMENTS
REGULATORY CAPITAL REQUIREMENTS

15.               REGULATORY CAPITAL REQUIREMENTS

The Company is not subject to any separate capital requirements from those of the Bank.  The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators which, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures that have been established by regulation to ensure capital adequacy require the Bank to maintain minimum capital amounts and ratios (set forth in the table below).  Under such regulations, the Bank is required to maintain minimum ratios of tangible capital of 1.5%, core capital of 4.0% and total risk-based capital of 8.0%.  The Bank is also subject to prompt corrective action capital requirement regulations set forth by federal regulations.  As defined in the regulations, the Bank is required to maintain minimum total and Tier I capital to risk-weighted assets and Tier I capital to average assets.  The Bank met all capital adequacy requirements to which it was subject at September 30, 2012.

As of September 30, 2012, the most recent notification from the Bank’s primary regulator, Office of the Comptroller of the Currency (“OCC”), categorized the Bank as “well capitalized” under the regulatory framework for prompt corrective action. To be categorized as “well capitalized,” the Bank must maintain minimum total risk-based, Tier I risk-based and Tier I leverage ratios as set forth in the following table.  There are no conditions or events since that notification that management believes have changed the Bank’s category.

					To be Categorized as
					“Well Capitalized”
					under Prompt
			For Capital		Corrective Action
	Actual		Adequacy Provisions		Purposes
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of September 30, 2012:
Tangible capital (to total assets)	$129,223	9.63%	$20,134	1.50%	N/A	N/A
Total risk-based capital (to risk-weighted assets)	142,378	13.58%	83,873	8.00%	$104,841	10.00%
Tier I risk-based capital (to risk-weighted assets)	129,223	12.33%	N/A	N/A	62,905	6.00%
Tier I leverage capital (to average assets)	129,223	9.63%	53,690	4.00%	67,113	5.00%

As of September 30, 2011:
Tangible capital (to total assets)	$132,729	10.18%	$19,563	1.50%	N/A	N/A
Total risk-based capital (to risk-weighted assets)	146,214	13.59%	86,046	8.00%	$107,558	10.00%
Tier I risk-based capital (to risk-weighted assets)	132,729	12.34%	N/A	N/A	64,535	6.00%
Tier I leverage capital (to average assets)	132,729	10.18%	52,169	4.00%	65,211	5.00%

A reconciliation of the Bank’s Tier I stockholders’ equity and regulatory risk-based capital at September 30, 2012 follows:

(in thousands)
Tier I stockholders’ equity	$133,231
Deduct:
Intangible assets	(3,980)
Disallowed servicing rights	(6)
Add:
Unrealized gains on available-for-sale securities	(22)
Tangible capital	129,223
Add:
General valuation allowances	13,155
Total risk-based capital	$142,378

The Bank is prohibited from paying cash dividends if the effect thereof would be to reduce the regulatory capital of the Bank below the amount required for the liquidation account that the Bank established in connection with the consummation of the conversion from the mutual holding company structure on December 2, 1998. In addition, federal regulations, as currently applied to the Bank, impose limitations upon payment of capital distributions to the Company.  Under the regulations, the prior approval of the OCC and the non-objection of the Company’s primary regulator, the Federal Reserve Bank, are required prior to any capital distribution.  To the extent that any such capital distributions are not approved by the regulatory agencies in future periods, the Company could find it necessary to reduce or eliminate the payment of common dividends to its shareholders.  In addition, the Company could find it necessary to temporarily suspend the payment of dividends on its preferred stock and interest on its subordinated debentures.

EMPLOYEE BENEFITS	12 Months Ended
Sep. 30, 2012
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

16.       EMPLOYEE BENEFITS

The Company maintains shareholder-approved, stock-based incentive plans, which permit the granting of options to purchase common stock of the Company and awards of restricted shares of common stock.  All employees, non-employee directors and consultants of the Company and its affiliates are eligible to receive awards under the plans.  The plans authorize the granting of awards in the form of options intended to qualify as incentive stock options under Section 422 of the Internal Revenue Code, options that do not so qualify (non-statutory stock options) and granting of restricted shares of common stock.  Stock option awards are generally granted with an exercise price equal to the market value of the Company’s shares at the date of grant and generally vest over a period of three to five years.  Generally, option and share awards provide for accelerated vesting if there is a change in control (as defined in the plans).  The exercise period for all stock options generally may not exceed 10 years from the date of grant.  Shares used to satisfy stock awards and stock option exercises are generally issued from treasury stock.  At September 30, 2012, the Company had 120,026 reserved but unissued shares that can be awarded in the form of stock options or restricted share awards.

Restricted Stock Awards- A summary of activity in the Company’s restricted stock awards as of and for the years ended September 30, 2012, 2011 and 2010 is as follows:

	2012		2011		2010
		Weighted		Weighted		Weighted
		Average		Average		Average
		Grant-Date		Grant-Date		Grant-Date
	Number	Fair Value	Number	Fair Value	Number	Fair Value
Nonvested at beginning of year	115,078	$6.89	67,219	$6.45	24,477	$4.88
Granted	298,727	7.05	67,248	7.49	49,012	7.37
Vested	(47,877)	6.02	(12,996)	7.43	(5,658)	7.52
Forfeited	(758)	6.59	(6,393)	7.43	(612)	7.37
Nonvested at end of year	365,170	$7.13	115,078	$6.89	67,219	$6.45

During the year ended September 30, 2012, the Company granted an aggregate of 250,000 shares of contingent, performance-based restricted stock to six executive officers.  The shares of restricted stock vest as follows: 25% on the date of the filing of the annual report on Form 10-K for the year ended September 30, 2012; 25% on the date of the filing of the annual report on Form 10-K for the year ended September 30, 2013; and 50% on the date of the filing of the annual report on Form 10-K for the year ended September 30, 2014. In each case the vesting is subject to the Company’s achievement of certain earnings per share targets. The grants do not provide for partial vesting for performance levels achieved below the stated targets nor will additional shares be granted if the Company’s performance exceeds the earnings per share targets. If an earnings-per-share target is not met, vesting may still occur in a subsequent period based on cumulative results. Additionally, recipients cannot receive the final vesting unless the Company’s total shareholder return exceeds certain peer indices. One-third of the shares received are required to be held until the earlier of retirement or five years from the date of vesting.

Stock Option Awards- A summary of activity in the Company’s stock option program as of and for the years ended September 30, 2012, 2011 and 2010 is as follows:

	2012				2011		2010
				Weighted
		Weighted		Average		Weighted		Weighted
		Average	Aggregate	Remaining		Average		Average
		Exercise	Intrinsic	Contractual		Exercise		Exercise
	Number	Price	Value	Life (years)	Number	Price	Number	Price
Outstanding at beginning of year	759,684	$10.56			849,840	$10.40	930,306	$9.82
Granted	—	—			—	—	16,000	7.19
Exercised	(84,456)	5.96			(33,397)	5.81	(72,900)	2.70
Forfeited	(45,292)	10.18			(56,759)	10.96	(23,566)	9.23
Outstanding at end of year	629,936	$11.20	$161,525	4.7	759,684	$10.56	849,840	$10.40

Exercisable at end of year	578,387	$11.19	$155,886	4.6	604,387	$10.65	558,093	$10.50

There were no stock option awards granted during the years ended September 30, 2012 or 2011.  The weighted-average fair value per share of stock options granted during the year ended September 30, 2010 was $1.80.  Cash received from stock options exercised totaled $503,000, $194,000 and $197,000 during the years ended September 30, 2012, 2011 and 2010, respectively.  The total intrinsic value of stock options exercised totaled $110,000, $51,000 and $298,000 during the years ended September 30, 2012, 2011 and 2010, respectively.  Executive officers and directors exercised 38,914 options during the year ended September 30, 2012.

The following is a summary of the options outstanding at September 30, 2012:

			Outstanding			Exercisable
				Weighted Average	Weighted		Weighted
Range of				Remaining	Average		Average
Exercise Prices			Number	Contractual Life (yrs)	Exercise Price	Number	Exercise Price
$5.45	—	$5.99	15,000	6.31	$5.69	15,000	$5.69
6.00	—	6.99	44,500	6.38	6.62	42,767	6.64
7.00	—	7.99	85,500	6.15	7.66	83,834	7.67
8.00	—	8.99	13,750	6.86	8.38	13,750	8.38
9.00	—	9.99	49,500	2.48	9.55	45,500	9.56
10.00	—	11.99	156,857	5.10	11.12	132,907	11.12
12.00	—	13.99	183,256	4.07	12.94	163,056	12.96
14.00	—	18.99	81,573	3.59	16.14	81,573	16.14
$5.45	—	$18.99	629,936	4.70	$11.20	578,387	$11.19

A summary of total stock-based compensation expense for the years ended September 30, 2012, 2011 and 2010 follows:

	2012	2011	2010
Total expense	$1,179,683	$590,457	$555,086
Earnings per share:
Basic	$0.07	$0.03	$0.03
Diluted	0.07	0.03	0.03

As of September 30, 2012, the total unrecognized compensation expense related to non-vested stock options and restricted stock awards was approximately $65,000 and $1.4 million, respectively, and the related weighted average period over which it is expected to be recognized is approximately 0.5 and 1.8 years, respectively.

There were no stock options granted during the years ended September 30, 2012 or 2011. The fair value of stock options granted in 2010 was estimated on the date of grant using the Black-Scholes option pricing model with the following average assumptions:

2010

Risk-free interest rate	2.53%
Expected volatility	36.39%
Expected life in years	5.6
Dividend yield	4.30%
Expected forfeiture rate	3.32%

Equity Trust Plan- The Company maintains a deferred compensation plan (“Equity Trust Plan”) for the benefit of key loan officers and sales staff.  The plan is designed to recruit and retain top-performing loan officers and other key revenue-producing employees who are instrumental to the Company’s success.  The plan allows the recipients to defer a percentage of commissions earned into a rabbi trust for the benefit of the participants.  The assets of the trust are limited to shares of Company common stock and cash.  Awards related to participant contributions generally vest immediately or over a period of two to five years.  Awards related to Company contributions generally vest over a period of three to five years.  The participants will generally forgo any accrued but unvested benefits if they voluntarily leave the Company.  During the year ended September 30, 2012, 27,211 shares had been purchased on behalf of the participants at an average price of $6.67.  During the year ended September 30, 2012, 141,606 shares were distributed to participants with a total market value at the time of distribution of $1.1 million, and 48,863 shares were withheld by the Company to fulfill tax withholding obligations of the distribution recipients. Vested shares in the plan are treated as issued and outstanding when computing basic and diluted earnings per share, whereas unvested shares are treated as issued and outstanding only when computing diluted earnings per share.

KSOP— Effective September 1, 2008, the Bank merged its 401(k) savings plan and its employee stock ownership plan into the Pulaski Bank Savings and Ownership Plan (the “KSOP”) to provide greater investment alternatives to plan participants and to reduce administrative expenses.  Prior to January 1, 2010, the Bank matched 75% of each participant’s contribution up to a maximum of 5% of salary.  The Bank temporarily suspended its 401(k) employer matching contribution during calendar year 2010.  Effective January 1, 2011, the Bank resumed its matching contribution in an amount equal to 50% of each participant’s contribution up to a maximum of 5% of salary. The Bank’s contributions to this plan were $302,000, $295,000 and $148,000 for the years ended September 30, 2012, 2011 and 2010, respectively.

Supplemental Retirement Agreement- In January 1998, the Bank entered into a supplemental retirement benefit agreement with its chief executive officer in conjunction with his retirement from the Company at that time.  Under the terms of the agreement, the former chief executive officer is entitled to receive $2,473 monthly, for a period of 15 years commencing upon his retirement.  The net present value of these payments is reflected in other liabilities and totaled $5,000 and $33,000 at September 30, 2012 and 2011, respectively. Compensation expense under this agreement totaled approximately $1,700, $3,700 and $6,000 for the years ended September 30, 2012, 2011 and 2010, respectively.

Employment Agreement- The Company and the Bank maintain a two-year employment agreement with its current CEO (“CEO”).  The two-year term of the agreement is extended daily unless written notice of non-renewal is given by the Board of Directors.  Under the agreement, the Bank pays the CEO a base salary, which is reviewed at least annually and may be increased at the discretion of the Board of Directors.  In addition, the CEO received a stock option grant on the effective date covering 100,000 shares of the Company’s common stock at an exercise price of $12.84 per share, which vests ratably over a period of five years.  The CEO is also entitled to receive health and welfare benefits provided to other Company and Bank employees.  Additionally, the agreement provides for severance payments and continued medical coverage for 24 months if employment is terminated following a change in control or upon an event of termination as defined in the agreement.  In the event of a change in control and subsequent termination of employment, the CEO will receive a lump-sum payment equal to two times his average annual compensation computed using his base pay rate at the date of termination plus any bonus or incentive compensation earned by him in the prior fiscal year.  The lump-sum payment will include an amount for any required excise tax due under the Internal Revenue Code of 1986.  The agreement also prohibits the CEO from soliciting the services of any of the Company’s employees, and from competing with the Company, for a period of two years after termination.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

17.               COMMITMENTS AND CONTINGENCIES

The Company engages in commitments to originate loans in the ordinary course of business to meet customer financing needs.  Such commitments are generally made following the Company’s usual underwriting guidelines, represent off-balance sheet financial instruments and do not present more than a normal amount of risk.  The following table summarizes the notional amount of these commitments at September 30, 2012 and 2011.

	2012	2011
	(In Thousands)

Commitments to originate residential first and second mortgage loans	$121,096	$70,545
Commitments to originate commercial mortgage loans	46,058	21,744
Commitments to originate non-mortgage loans	12,458	19,436
Unused lines of credit	195,002	194,886

The Company is a defendant in legal actions arising from normal business activities.  Management, after consultation with counsel, believes that the resolution of these actions will not have any material adverse effect on the Company’s consolidated financial statements.

DERIVATIVES	12 Months Ended
Sep. 30, 2012
DERIVATIVES
DERIVATIVES

18.               DERIVATIVES

The Company originates and purchases derivative financial instruments, including interest rate lock commitments and interest rate swaps.  Derivative financial instruments originated by the Company consist of interest rate lock commitments to originate residential mortgage loans.  At September 30, 2012, the Company had issued $179.6 million of unexpired interest rate lock commitments to loan customers compared with $111.7 million of unexpired commitments at September 30, 2011.  The Company typically economically hedges interest rate lock commitments by obtaining a corresponding best-efforts lock commitment with an investor to sell the loan at an agreed-upon price.

Interest Rate Swaps - The Company entered into two $14 million notional value interest-rate swap contracts during 2008 totaling $28 million notional value.  These contracts supported a $14 million, variable-rate, commercial loan relationship and were used to allow the commercial loan customer to pay a fixed interest rate to the Company, while the Company, in turn, charged the customer a floating interest rate on the loan.  Under the terms of the swap contract between the Company and the loan customer, the customer pays the Company a fixed interest rate of 6.58%, while the Company pays the customer a variable interest rate of one-month LIBOR plus 2.30%.  Under the terms of a similar but separate swap contract between the Company and a major securities broker, the Company pays the broker a fixed interest rate of 6.58%, while the broker pays the Company a variable interest rate of one-month LIBOR plus 2.30%.  The two contracts have identical terms except for the interest rates and are scheduled to mature on May 15, 2015.  While these two swap derivatives generally work together as an interest-rate hedge, the Company has not designated them for hedge treatment.  Consequently, both derivatives are marked to fair value through either a charge or credit to current earnings.

The fair values of these contracts recorded in the consolidated balance sheets at September 30, 2012 and 2011 are summarized as follows:

	2012	2011
Fair value recorded in other assets	$1,360,000	$1,676,000
Fair value recorded in other liabilities	1,360,000	1,676,000

The gross gains and losses on these contracts recorded in non-interest expense in the consolidated statements of income and comprehensive income for the years ended September 30, 2012 and 2011 are summarized as follows:

	2012	2011

Gross losses on derivative financial assets	$316,000	$183,000
Gross gains on derivative financial liabilities	(316,000)	(183,000)
Net gain or loss	$—	$—

FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK AND CONCENTRATIONS OF CREDIT RISK	12 Months Ended
Sep. 30, 2012
FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK AND CONCENTRATIONS OF CREDIT RISK
FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK AND CONCENTRATIONS OF CREDIT RISK

19.               FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK AND CONCENTRATIONS OF CREDIT RISK

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers by issuing commitments to extend credit.  Such commitments are agreements to lend to a customer provided there is no violation of any condition established in the contract. These commitments generally have fixed expiration dates or other termination clauses and may require the borrower to pay a fee. The Company evaluates each customer’s creditworthiness on a case-by-case basis.

At September 30, 2012 and 2011, the Company had firm commitments to originate loans of approximately $179.6 million and $111.7 million, respectively, of which $118.2 million and $68.2 million, respectively, were committed to be sold.  Additionally, the Company had outstanding commitments to borrowers under unused equity lines of credit, commercial lines of credit and consumer lines of credit totaling $92.7 million, $102.3 million and $0, respectively, at September 30, 2012 compared with $123.5 million, $71.3 million and $133,000, respectively, at September 30, 2011.

At September 30, 2012 and 2011, the Company had loans receivable held for sale totaling $180.6 million and $100.7 million, respectively, substantially all of which were under firm commitments to be sold on a best-efforts basis.  Any unrealized loss on these commitment obligations is considered in conjunction with the Company’s lower of cost or market valuation of its loans held for sale.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party.  These standby letters of credit are primarily issued for a fee to support contractual obligations of the Company’s customers.  The credit risk involved with issuing letters of credit is essentially the same as the risk involved in extending loans to customers. At September 30, 2012, the Company had 51 letters of credit totaling approximately $4.6 million due to expire no later than July 2019 compared with 48 letters of credit totaling approximately $4.8 million due to expire no later than July 2019 at September 30, 2011.

FAIR VALUE MEASUREMENTS	12 Months Ended
Sep. 30, 2012
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

20.               FAIR VALUE MEASUREMENTS

The Company follows the provisions of Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  A fair value measurement should reflect all of the assumptions that market participants would use in pricing the asset or liability, including assumptions about the risk inherent in a particular valuation technique, the effect of a restriction on the sale or use of an asset, and the risk of non-performance.

A three-level hierarchy for valuation techniques is used to measure financial assets and financial liabilities at fair value.  This hierarchy is based on whether the valuation inputs are observable or unobservable. Financial instrument valuations are considered Level 1 when they are based on quoted prices in active markets for identical assets or liabilities.  Level 2 financial instrument valuations use quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.  Financial instrument valuations are considered Level 3 when they are determined using pricing models, discounted cash flow methodologies or similar techniques and at least one significant model assumption or input is unobservable, and when determination of the fair value requires significant management judgment or estimation.  ASC Topic 820 also provides guidance on determining fair value when the volume and level of activity for the asset or liability has significantly decreased and on identifying circumstances when a transaction may not be considered orderly.

The Company records securities available for sale and derivative financial instruments at their fair values on a recurring basis.  Additionally, the Company records other assets at their fair values on a nonrecurring basis, such as mortgage loans held for sale, impaired loans and real estate acquired in settlement of loans.  These nonrecurring fair value adjustments typically involve application of lower-of-cost-or-market accounting or impairment write-downs of individual assets.  The following is a general description of the methods used to value such assets.

Mortgage-Backed Securities Held to Maturity.  The fair values of mortgage-backed securities held to maturity are generally based on quoted market prices or market prices for similar assets.

Debt and Mortgage-Backed Securities Available for Sale.  The fair values of debt and mortgage-backed securities available for sale are generally based on quoted market prices or market prices for similar assets.

Interest Rate Swap Assets and Liabilities.  The fair values are based on quoted market prices by an independent valuation service.

Mortgage Loans Held for Sale.  The fair values of mortgage loans held for sale are generally based on commitment sales prices obtained from the Company’s investors.

Impaired Loans.  The fair values of impaired loans are generally based on market prices for similar assets determined through independent appraisals (Level 2 valuations) or discounted values of independent appraisals or brokers’ opinions of value (Level 3 valuations).  Since substantially all of the Company’s loans receivable that are secured by real estate are within the St. Louis metropolitan area, management is able to closely monitor the trend in real estate values in this area.  Residential real estate loans are generally inspected when they become 45 to 60 days delinquent or when communications with the borrower indicate that a potential problem exists.  New appraisals are generally obtained for impaired residential real estate loans if an inspection indicates the possibility of a significant decline in fair value.  If a new appraisal is determined not to be necessary, management may obtain a broker’s opinion of value or apply a discount to the existing appraised value based on the age of such appraisal and the overall trend in real estate values in the market area since the date of such appraisal.  Similarly, the Company maintains close contact with its commercial borrowers whose loans are determined to be impaired, and new appraisals are obtained when management believes there has been a significant change in fair value.  Factors that management considers when determining whether there has been a significant change in fair value for commercial real estate secured loans generally include overall market value trends in the surrounding areas and changes in factors that impact the properties’ cash flows, such as rental rates and occupancy levels that differ materially from the most current appraisals.  The significance of such events is determined on a loan-by-loan basis based on the circumstances surrounding each of such loans.  If a new appraisal is determined not to be necessary, management may apply a discount to the existing appraised value based the age of such appraisal and on the overall trend in real estate values in the market area since the date of such appraisal, or other factors that affect the value of the property, such as rental rates and occupancy levels.

Real Estate Acquired in Settlement of Loans consists of loan collateral that has been repossessed through foreclosure or obtained by deed in lieu of foreclosure. This collateral is comprised of commercial and residential real estate. Such assets are recorded as held for sale initially at the lower of the loan balance or fair value of the collateral less estimated selling costs.  If the loan balance exceeds the fair value of the collateral less estimated selling costs at the time of foreclosure, the difference is recorded as a charge to the allowance for loan losses.  Any decline in the fair value of the property subsequent to acquisition is charged to non-interest expense and credited to the allowance for losses on real estate acquired in settlement of loans.  During the years ended September 30, 2012 and 2011, charge-offs to the allowance for loan losses at the time of foreclosure totaled $2.4 million and $4.6 million, respectively, which represented 31% and 23% of the principal balance of loans that became subject to foreclosure during such periods, respectively.  Prior to the quarter ended March 31, 2012, the Company generally did not record partial charge-offs on loans secured by residential real estate, but rather provided for declines in fair value in the allowance for loan losses.  See Note 5 - Loans Receivable and the Allowance for Loan Losses for a discussion of this practice and changes made during the quarter ended March 31, 2012.  The large amount of charge-offs at the time of foreclosure compared with the principal balance of such loans reflects the declines in fair values of the underlying real estate since the dates of loan origination.  Fair values are generally determined through external appraisals and assessment of property values by the Company’s internal staff.  New appraisals are obtained at the time of foreclosure and are reviewed periodically to determine whether they should be updated based on changing market conditions.  Appraisals are prepared by state-licensed appraisers and represent the appraisers’ opinions of value based on comparable sales and other data that is considered by the appraisers to be the most appropriate information at the time of the appraisal.  Management believes such appraisals are the best source of valuation at the time of foreclosure and represent the properties’ best estimates of value at that time.  Subsequent to foreclosure, valuations are updated periodically, and the assets may be written down to reflect a new cost basis.  For residential real estate properties, adjustments to valuations subsequent to foreclosure that are not based on new appraised values are generally made once the sales listing prices of the properties (which are generally based on brokers’ opinions of value) fall below the most current appraised values.  In general, listing prices on all residential real estate properties are reviewed weekly after considering input from the listing brokers and any potential offers to purchase the properties.  For commercial properties, adjustments to valuations subsequent to foreclosure that are not based on new appraised values are generally made once the sales listing prices of the properties (which are generally based on brokers’ opinions of value) fall below the most current appraised values or changes in other factors, such as occupancy levels and rental rates, indicate a decline in fair value.  In general, listing prices on all commercial real estate properties are reviewed at least every 30 days after considering input from the listing brokers, other market activity and any potential offers to purchase the properties.  The Company’s frequent review of listing prices and market conditions subsequent to the receipt of an appraisal helps to ensure that the Company captures declines in the fair value of real estate acquired through foreclosure in the appropriate period.  Because many of these inputs are not observable, the measurements are classified as Level 3.

Intangible Assets and Goodwill are reviewed annually in the fourth fiscal quarter and/or when circumstances or other events indicate that impairment may have occurred.  Because of the decline in the market value of the Company’s common stock during the years ended September 30, 2012 and 2011, the Company reviewed goodwill for impairment quarterly during fiscal 2012 and 2011 in addition to its annual reviews at September 30, 2012 and 2011.  No impairment losses were recognized during the years ended September 30, 2012 or 2011.

Assets and liabilities that were recorded at fair value on a recurring basis at September 30, 2012 and 2011 and the level of inputs used to determine their fair values are summarized below:

	Carrying Value at September 30, 2012
		Fair Value Measurements Using
	Total	Level 1	Level 2	Level 3
	(In thousands)
Assets:
Debt securities available for sale	$21,595	$—	$21,595	$—
Mortgage-backed securities available for sale	326	—	326	—
Interest-rate swap	1,360	—	1,360	—
Total assets	$23,281	$—	$23,281	$—
Liabilities:
Interest-rate swap	$1,360	$—	$1,360	$—
Total liabilities	$1,360	$—	$1,360	$—

	Carrying Value at September 30, 2011
		Fair Value Measurements Using
	Total	Level 1	Level 2	Level 3
	(In thousands)
Assets:
Debt securities available for sale	$14,457	$—	$14,457	$—
Mortgage-backed securities available for sale	2,752	—	2,752	—
Interest-rate swap	1,676	—	1,676	—
Total assets	$18,885	$—	$18,885	$—
Liabilities:
Interest-rate swap	$1,676	$—	$1,676	$—
Total liabilities	$1,676	$—	$1,676	$—

Assets that were recorded at fair value on a non-recurring basis at September 30, 2012 and 2011 and the level of inputs used to determine their fair values are summarized below:

					Total Losses
					Recognized in
	Carrying Value at September 30, 2012				the Year Ended
		Fair Value Measurements Using			September 30,
	Total	Level 1	Level 2	Level 3	2012
	(In thousands)
Assets:
Mortgage loans held for sale	$—	$—	$—	$—	$—
Impaired loans, net	4,008	—	—	4,008	6,083
Real estate acquired in settlement of loans	13,952	—	—	13,952	5,790
Total assets	$17,960	$—	$—	$17,960	$11,873

					Total Losses
					Recognized in
	Carrying Value at September 30, 2011				the Year Ended
		Fair Value Measurements Using			September 30,
	Total	Level 1	Level 2	Level 3	2011
	(In thousands)
Assets:
Mortgage loans held for sale	$—	$—	$—	$—	$598
Impaired loans, net	17,481	—	3,643	13,838	3,210
Real estate acquired in settlement of loans	18,718	—	—	18,718	7,538
Total assets	$36,199	$—	$3,643	$32,556	$11,346

There were no transfers of assets or liabilities among the levels of inputs used to determine their fair values during the years ended September 30, 2012 or 2011.

DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS	12 Months Ended
Sep. 30, 2012
DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS
DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS

21.             DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS

Fair values of financial instruments have been estimated by the Company using available market information and appropriate valuation methodologies, including those described in Note 20. However, considerable judgment is necessarily required to interpret market data used to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts the Company might realize in a current market exchange.  The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair value amounts.

The fair value estimates presented herein are based on pertinent information available to management as of September 30, 2012 and 2011. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date.  Therefore, current estimates of fair value may differ significantly from the amounts presented herein.

Carrying values and estimated fair values at September 30, 2012 and 2011 are summarized as follows:

	Level in	2012		2011
	Fair Value		Estimated		Estimated
	Measurement	Carrying	Fair	Carrying	Fair
	Hierarchy	Value	Value	Value	Value
		(In Thousands)
ASSETS:
Cash and cash equivalents	Level 1	$62,335	$62,335	$57,071	$57,071
Debt securities - AFS	Level 2	21,595	21,595	14,457	14,457
Capital stock of FHLB	Level 2	5,559	5,559	3,100	3,100
Mortgage-backed securities - HTM	Level 2	5,657	6,096	7,234	7,727
Mortgage-backed securities - AFS	Level 2	326	326	2,752	2,752
Mortgage loans held for sale	Level 1	180,575	185,641	100,719	103,286
Loans receivable	Level 3	975,728	1,024,992	1,021,273	1,075,459
Accrued interest receivable	Level 2	3,889	3,889	3,853	3,853
Interest-rate swap assets	Level 2	1,360	1,360	1,676	1,676

LIABILITIES:
Deposits transaction accounts	Level 2	657,349	657,349	698,293	698,293
Certificates of deposit	Level 2	445,331	446,529	424,232	428,088
Advances from the FHLB	Level 2	89,000	91,864	29,000	31,216
Subordinated debentures	Level 2	19,589	19,583	19,589	19,583
Accrued interest payable	Level 2	695	695	840	840
Interest-rate swap liabilities	Level 2	1,360	1,360	1,676	1,676

In addition to the methods described in Note 20 above, the following methods and assumptions were used to estimate the fair value of the financial instruments:

Cash and Cash Equivalents - The carrying amount approximates fair value.

Capital Stock of the Federal Home Loan Bank - The carrying amount represents redemption value, which approximates fair value.

Loans Receivable - The fair value of loans receivable is estimated based on present values using applicable risk-adjusted spreads to the U. S. Treasury curve to approximate current interest rates applicable to each category of such financial instruments. No adjustment was made to the interest rates for changes in credit risk of performing loans where there are no known credit concerns. Management segregates loans into appropriate risk categories. Management believes that the risk factor embedded in the interest rates along with the allowance for loan losses applicable to the performing loan portfolio results in a fair valuation of such loans.  The fair values of impaired loans are generally based on market prices for similar assets determined through independent appraisals or discounted values of independent appraisals and brokers’ opinions of value.  This method of valuation does not incorporate the exit price concept of valuation prescribed by Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures.  Rather, it was used a practical expedient as permitted under the topic.

Accrued Interest Receivable - The carrying value approximates fair value.

Deposits - The estimated fair value of demand deposits and savings accounts is the amount payable on demand at the reporting date. The estimated fair value of fixed-maturity certificates of deposit is estimated by discounting the future cash flows of existing deposits using rates currently available on advances from the Federal Home Loan Bank having similar characteristics.

Advances from Federal Home Loan Bank- The estimated fair value of advances from Federal Home Loan Bank is determined by discounting the future cash flows of existing advances using rates currently available on advances from Federal Home Loan Bank having similar characteristics.

Subordinated Debentures- The estimated fair values of subordinated debentures are determined by discounting the estimated future cash flows using rates currently available on debentures having similar characteristics.

Accrued Interest Payable - The carrying value approximates fair value.

Off-Balance-Sheet Items- The estimated fair value of commitments to originate or purchase loans is based on the fees currently charged to enter into similar agreements.  The aggregate value of these fees is not material.  Such commitments are summarized in Note 17, Commitments and Contingencies.

IMPACT OF RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Sep. 30, 2012
IMPACT OF RECENTLY ISSUED ACCOUNTING STANDARDS
IMPACT OF RECENTLY ISSUED ACCOUNTING STANDARDS

22.               IMPACT OF RECENTLY ISSUED ACCOUNTING STANDARDS

Fair Value Measurements.  In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The ASU contains guidance on the application of the highest and best use and valuation premise concepts, the measurement of fair values of instruments classified in shareholders’ equity, the measurement of fair values of financial instruments that are managed within a portfolio, and the application of premiums and discounts in a fair value measurement. It also requires additional disclosures about fair value measurements, including information about the unobservable inputs used in fair value measurements within Level 3 of the fair value hierarchy, the sensitivity of recurring fair value measurements within Level 3 to changes in unobservable inputs and the interrelationships between those inputs, and the categorization by level of the fair value hierarchy for items that are not measured at fair value but for which the fair value is required to be disclosed. These amendments were applied prospectively, effective January 1, 2012, and their application did not have a material effect on the Company’s consolidated financial statements.

Other Comprehensive Income.  In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income. The ASU increases the prominence of other comprehensive income in financial statements by requiring comprehensive income to be reported in either a single statement or in two consecutive statements which report both net income and other comprehensive income. It eliminates the option to report the components of other comprehensive income in the statement of changes in equity. The ASU was effective for periods beginning January 1, 2012 and required retrospective application. The ASU did not change the components of other comprehensive income, the timing of items reclassified to net income, or the net income basis for income per share calculations. The Company has chosen to present net income and other comprehensive income in a single statement in the accompanying consolidated financial statements. In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. The amendments are being made to allow the Board time to consider whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. Until the Board has reached a resolution, entities are required to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before ASU 2011-05.

Goodwill.  In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment. The ASU allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Previous guidance required, on an annual basis, testing goodwill for impairment by comparing the fair value of a reporting unit to its carrying amount (including goodwill). As a result of this amendment, an entity will not be required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. The ASU was effective for annual and interim goodwill impairment tests performed for periods beginning January 1, 2012. The adoption of this guidance did not have a material effect on the Company’s consolidated financial statements.

SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Sep. 30, 2012
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

23.               SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

The results of operations by quarter for 2012 and 2011 were as follows:

	First	Second	Third	Fourth
Year Ended September 30, 2012	Quarter	Quarter	Quarter	Quarter

Interest income	$14,623,636	$14,010,747	$13,663,082	$13,410,827
Interest expense	2,509,051	2,189,945	2,015,743	1,963,062

Net interest income	12,114,585	11,820,802	11,647,339	11,447,765
Provision for loan losses	3,000,000	5,500,000	3,000,000	2,950,000

Net interest income after loan loss provision	9,114,585	6,320,802	8,647,339	8,497,765

Non-interest income	3,415,425	3,554,725	4,102,096	4,631,462
Non-interest expense	8,131,427	7,941,739	8,790,391	9,327,727

Income before taxes	4,398,583	1,933,788	3,959,044	3,801,500
Income tax expense	1,356,507	564,780	1,212,795	1,129,145

Net income	$3,042,076	$1,369,008	$2,746,249	$2,672,355

Income available to common shares	$2,524,606	$851,149	$2,228,000	$2,541,903

Earnings per common share - basic	$0.24	$0.08	$0.21	$0.24
Earnings per common share - diluted	$0.23	$0.08	$0.20	$0.23

Weighted average common shares outstanding - basic	10,605,620	10,659,123	10,709,072	10,742,660
Weighted average common shares outstanding - diluted	11,004,706	11,132,612	11,121,025	11,019,007

	First	Second	Third	Fourth
Year Ended September 30, 2011	Quarter	Quarter	Quarter	Quarter

Interest income	$17,124,421	$14,817,644	$14,174,594	$14,136,014
Interest expense	3,708,226	3,331,453	3,096,072	2,815,554

Net interest income	13,416,195	11,486,191	11,078,522	11,320,460
Provision for loan losses	4,300,000	3,500,000	4,000,000	3,000,000

Net interest income after loan loss provision	9,116,195	7,986,191	7,078,522	8,320,460

Non-interest income	3,648,171	2,690,864	3,073,936	3,584,834
Non-interest expense	8,301,074	9,208,052	7,885,855	8,889,608

Income before taxes	4,463,292	1,469,003	2,266,603	3,015,686
Income tax expense	1,345,940	402,313	566,349	835,205

Net income	$3,117,352	$1,066,690	$1,700,254	$2,180,481

Income available to common shares	$2,601,425	$550,379	$1,183,558	$1,663,399

Earnings per common share - basic	$0.25	$0.05	$0.11	$0.16
Earnings per common share - diluted	$0.24	$0.05	$0.11	$0.15

Weighted average common shares outstanding - basic	10,507,158	10,532,730	10,558,910	10,574,405
Weighted average common shares outstanding - diluted	10,925,023	10,986,206	11,009,935	10,962,188

CONDENSED PARENT-COMPANY-ONLY FINANCIAL STATEMENTS.	12 Months Ended
Sep. 30, 2012
CONDENSED PARENT-COMPANY-ONLY FINANCIAL STATEMENTS.
CONDENSED PARENT-COMPANY-ONLY FINANCIAL STATEMENTS.

24.                    CONDENSED PARENT-COMPANY-ONLY FINANCIAL STATEMENTS.

The following table presents the condensed parent-company-only balance sheets as of September 30, 2012 and 2011, and the condensed parent-company-only statements of income and cash flows of the Company for the years ended September 30, 2012, 2011 and 2010:

Condensed Balance Sheets	2012	2011

ASSETS:
Cash and cash equivalents	$82,678	$119,182
Investment in Bank	133,230,503	136,799,101
Intercompany loan to Bank	4,360,000	3,350,000
Other assets	2,051,521	1,866,536

Total assets	$139,724,702	$142,134,819

LIABILITIES:
Subordinated debentures	$19,589,000	$19,589,000
Dividends payable	1,078,292	1,043,740
Other liabilities	890,238	1,331,893

Total liabilities	21,557,530	21,964,633

STOCKHOLDER’S EQUITY	118,167,172	120,170,186

Total liabilities and stockholder’s equity	$139,724,702	$142,134,819

Condensed Statements of Income	2012	2011	2010

Interest income	$131,051	$69,129	$45,849
Interest expense	541,727	505,889	515,307

Net interest expense	(410,676)	(436,760)	(469,458)

Non-interest income	1,041,468	1,112,099	1,104,379
Non-interest expense	746,278	688,955	551,600

(Loss) income before income taxes and equity in earnings of Bank	(115,486)	(13,616)	83,321

Income tax (benefit) expense	(34,936)	(3,824)	6,084

Net (loss) income before equity in earnings of Bank	(80,550)	(9,792)	77,237

Equity in earnings of Bank	9,910,238	8,074,569	3,215,550

Net income	$9,829,688	$8,064,777	$3,292,787

Income available to common shares	$8,145,658	$5,998,761	$1,232,887

Condensed Statements of Cash Flows	2012	2011	2010

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$9,829,688	$8,064,777	$3,292,787
Adjustments to reconcile net income to net cash from operating activities:
Equity in earnings of Bank	(9,910,238)	(8,074,569)	(3,215,550)
Net change in other assets and liabilities	(592,088)	(319,761)	1,293,313

Net cash (used in) provided by operating activities	(672,638)	(329,553)	1,370,550

CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for investment in joint venture	—	—	(12,500)
Dividends received from Bank	13,500,000	6,000,000	1,500,000
(Increase) decrease in intercompany loan	(1,010,000)	(1,450,000)	900,000

Net cash provided by investing activities	12,490,000	4,550,000	2,387,500

CASH FLOWS FROM FINANCING ACTIVITIES:
Equity trust shares purchased, net	—	—	(181,552)
Equity trust shares purchased from Treasury, net	339,517	446,684	—
Proceeds from stock options exercised	503,422	193,955	196,829
Proceeds received from Bank for stock-based compensation	1,357,604	1,009,710	1,290,686
Proceeds from cash received in dividend reinvestment plan	—	—	707,033
Repurchase of preferred stock, net	(6,608,067)	—	—
Repurchase of warrant shares	(1,110,000)	—	—
Dividends paid on common stock	(4,301,725)	(4,177,009)	(4,053,659)
Dividends paid on preferred stock	(1,626,900)	(1,626,900)	(1,626,900)
Common stock issued under employee compensation plan	100,000	99,998	—
Common stock purchased under dividend reinvestment plan	(22,013)	(27,399)	—
Common stock surrendered to satisfy tax withholding obligations of stock-based compensation	(485,704)	(129,387)	(78,374)

Net cash used in financing activities	(11,853,866)	(4,210,348)	(3,745,937)

Net (decrease) increase in cash and cash equivalents	(36,504)	10,099	12,113

Cash and cash equivalents at beginning of year	119,182	109,083	96,970

Cash and cash equivalents at end of year	$82,678	$119,182	$109,083

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Sep. 30, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principles of Consolidation

Principles of Consolidation - The consolidated financial statements include the accounts of Pulaski Financial Corp. and its wholly-owned subsidiary, Pulaski Bank, and its wholly-owned subsidiaries, Pulaski Service Corporation and Priority Property Holdings, LLC.  All significant intercompany transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates - The preparation of these consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and that affect the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The amount of the allowance for loan losses is a significant estimate reported within the consolidated financial statements.

Cash and Cash Equivalents	Cash and Cash Equivalents- For purposes of reporting cash flows, cash and cash equivalents include cash and amounts due from depository institutions, cash in transit, cash in the process of collection, federal funds sold, and overnight deposits at the Federal Home Loan Bank of Des Moines (“Federal Home Loan Bank” or “FHLB”) and Federal Reserve Bank of St. Louis (“Federal Reserve”). Generally, federal funds sold mature within one day.
Debt Securities and Mortgage-Backed Securities Available for Sale

Debt Securities and Mortgage-Backed Securities Available for Sale — Debt securities and mortgage-backed securities available for sale are recorded at their fair values, adjusted for amortization of premiums and accretion of discounts, which are recognized as adjustments to interest income over the life of the securities using the level-yield method. Refer to Note 20, Fair Value Measurements, for additional information regarding how fair values are determined. Unrealized gains or losses on debt securities and mortgage-backed securities available for sale are included in a separate component of stockholders’ equity, net of deferred income taxes. Gains or losses on the disposition of debt securities and mortgage-backed securities available for sale are recognized using the specific-identification method. Estimated fair values of debt securities and mortgage-backed securities available for sale are based on quoted market prices when available.  If quoted market prices are not available, fair values are estimated using quoted market prices for similar instruments.

Mortgage-Backed Securities Held to Maturity

Mortgage-Backed Securities Held to Maturity - Mortgage-backed securities held to maturity are stated at cost, adjusted for amortization of premiums and accretion of discounts, since the Company has both the ability and intent to hold the securities to maturity.  Premium amortization and discount accretion are recognized as adjustments to interest income over the life of the securities using the level-yield method.

Other-Than-Temporary Impairment of Debt and Mortgage-Backed Securities

Other-Than-Temporary Impairment of Debt and Mortgage-Backed Securities - When determining whether a debt or mortgage-backed security is other-than-temporarily impaired, management assesses whether (a) it has the intent to sell the security and (b) it is more likely than not that it will be required to sell the security prior to its anticipated recovery.  In instances when a determination is made that an other-than-temporary impairment exists but management does not intend to sell the security and it is not more likely than not that it will be required to sell the security prior to its anticipated repayment or maturity, the other-than-temporary impairment is separated into (a) the amount of the total other-than-temporary impairment related to a decrease in cash flows expected to be collected from the security (the credit loss) and (b) the amount of the total other-than-temporary impairment related to all other factors.  The amount of the total other-than-temporary impairment related to the credit loss is recognized in earnings.  The amount of the total other-than-temporary impairment related to all other factors is recognized in other comprehensive income.

Capital Stock of the Federal Home Loan Bank

Capital Stock of the Federal Home Loan Bank -Capital stock of the Federal Home Loan Bank of Des Moines is required for membership in the FHLB and is carried at cost.  The Bank must maintain a specified level of investment in FHLB stock based upon the amount of its outstanding FHLB borrowings.  The value of FHLB stock is based upon the recoverability of the par value.  In determining the recoverability of this investment, the Company considered the structure of the FHLB system, which enables the regulator of the FHLBs to reallocate debt among the members, so each individual FHLB has a potential obligation to repay the consolidated obligations issued by other FHLB members.  In addition, the regulator for the FHLB system oversees changes to management, management practices and balance sheet management at the FHLB.  Finally, the liquidity position of the FHLB has been strengthened with the support of the U.S. Treasury, which established a lending facility designed to provide secured funding on an as-needed basis to government-sponsored enterprises, such as the FHLB.  The Company continues to monitor this investment for recoverability, but as of September 30, 2012, believed that it would recover the par value of the FHLB stock.

Mortgage Loans Held for Sale	Mortgage Loans Held for Sale— Mortgage loans held for sale consist of loans that management does not intend to hold until maturity and are reflected at the lower of cost or fair value. Such loans are generally committed to be sold to investors on a best-efforts basis with servicing released. Accordingly, fair values for such loans are based on commitment prices. Gains or losses on loan sales are recognized at the time of sale and are determined by the difference between net sales proceeds and the principal balance of the loans sold, adjusted for net deferred loan fees or costs. Loan origination and commitment fees, net of certain direct loan origination costs, are deferred as an adjustment to the carrying value of the loan until it is sold.
Loans Receivable	Loans Receivable -Loans receivable are stated at the principal amounts outstanding adjusted for premiums, discounts, deferred loan fees and costs, loans in process and the allowance for loan losses. Loan origination and commitment fees on originated loans, net of certain direct loan origination costs, are deferred and amortized to interest income using the level-yield method over the estimated lives of the related loans. Interest on loans is accrued based upon the principal amounts outstanding. Refer to Note 5, Loans Receivable and Allowance for Losses, for summaries of the Company’s accounting policies regarding impaired loans and the related recognition of interest income, troubled debt restructurings and the allowance for loan losses.
Real Estate Acquired in Settlement of Loans	Real Estate Acquired in Settlement of Loans - Real estate acquired as a result of foreclosure or by deed-in-lieu of foreclosure is initially recorded at the lower of its cost, which is the unpaid principal balance of the related loan plus foreclosure costs, or fair value less estimated selling costs. Fair value is generally determined through a new appraisal or market analysis. Any write-down to fair value at the time the property is acquired is recorded as a charge-off to the allowance for loan losses. Any decline in the fair value of the property subsequent to acquisition is charged to non-interest expense and credited to the allowance for losses on real estate acquired in settlement of loans. Refer to Note 20, Fair Value Measurements, for additional information regarding how fair values are determined.
Derivative Financial Instruments

Derivative Financial Instruments - The Company originates and purchases derivative financial instruments, including interest rate swaps and interest rate lock commitments.  These instruments have certain interest rate risk characteristics that change in value based upon changes in the capital markets.

Interest Rate Swaps: The Company periodically uses derivative financial instruments (primarily interest rate swaps) to assist in its interest rate risk management. All derivatives are measured and reported at fair value on the Company’s consolidated balance sheets as either an asset or a liability. For derivatives that are designated and qualify as a fair value hedge, the gain or loss on the derivative, as well as the offsetting gain or loss on the hedged item attributable to the hedged risk, are reported as other assets or other liabilities, as appropriate, in the consolidated balance sheets. For all hedging relationships, derivative gains and losses that are not effective in hedging the changes in fair value of the hedged item are recognized immediately in current earnings during the period of the change. Similarly, the changes in the fair value of derivatives that do not qualify for hedge accounting are also reported in non-interest income when they occur.

The net cash settlements on derivatives that qualify for hedge accounting are recorded in interest income or interest expense, based on the item being hedged. The net cash settlements on derivatives that do not qualify for hedge accounting are reported in non-interest income.

At the inception of the hedge and quarterly thereafter, a formal assessment is performed to determine whether changes in the fair values of the derivatives have been highly effective in offsetting the changes in the fair values of the hedged item and whether they are expected to be highly effective in the future. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking the hedge. This process includes identification of the hedging instrument, hedged item, risk being hedged and the method for assessing effectiveness and measuring ineffectiveness. In addition, on a quarterly basis, the Company assesses whether the derivative used in the hedging transaction is highly effective in offsetting changes in fair value of the hedged item, and measures and records any ineffectiveness as a credit or charge to earnings. The Company discontinues hedge accounting prospectively when it is determined that the derivative is or will no longer be effective in offsetting changes in the fair value of the hedged item, the derivative expires, is sold or terminated, or management determines that designation of the derivative as a hedging instrument is no longer appropriate.

The estimates of fair values of the Company’s derivatives and related liabilities are calculated by an independent third party using proprietary valuation models. The fair values produced by these valuation models are, in part, theoretical and reflect assumptions, which must be made in using the valuation models. Small changes in assumptions could result in significant changes in valuation. The risks inherent in the determination of the fair value of a derivative may result in income statement volatility.

The Company periodically uses derivatives to modify the repricing characteristics of certain assets and liabilities so that changes in interest rates do not have a significant adverse effect on net interest income and cash flows and to better match the repricing profile of its interest-bearing assets and liabilities. As a result of interest rate fluctuations, certain interest-sensitive assets and liabilities will gain or lose market value. In an effective fair value hedging strategy, the effect of this change in value will generally be offset by a corresponding change in value of the derivatives linked to the hedged assets and liabilities.

Interest Rate Lock Commitments:  Commitments to originate loans (interest rate lock commitments), which primarily consist of commitments to originate fixed-rate residential mortgage loans, are recorded at fair value.  Changes in the fair value of interest rate lock commitments are recognized in non-interest income on a quarterly basis.

Premises and Equipment	Premises and Equipment- Premises and equipment are stated at cost, less accumulated depreciation. Depreciation charged to operations is primarily computed utilizing the straight-line method over the estimated useful lives of the related assets. Estimated lives range from three to forty years for buildings and improvements and three to ten years for furniture and equipment. Maintenance and repairs are charged to expense when incurred. Major renewals and improvements are capitalized. Gains and losses on dispositions are credited or charged to earnings as incurred.
Goodwill	Goodwill- Goodwill represents the amount of acquisition cost over the fair value of net assets acquired in the purchase of another financial institution. The Company reviews goodwill for impairment at least annually or more frequently if events or changes in circumstances indicate the carrying value of the asset might be impaired. Impairment is determined by comparing the implied fair value of the reporting unit goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess. Any such adjustments are reflected in the results of operations in the periods in which they become known. After a goodwill impairment loss is recognized, the adjusted carrying amount of goodwill becomes its new accounting basis. No such impairment losses were recognized during the three years ended September 30, 2012.
Stock-Based Compensation	Stock-Based Compensation - The Company maintains a number of stock-based incentive programs, which are discussed in more detail in Note 16. All stock-based compensation is recognized as an expense in the consolidated financial statements based on the fair value of the award.
Income Taxes	Income Taxes— Current income tax expense approximates taxes to be paid or refunded for the current period. Deferred income tax expense is computed using the balance sheet method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and recognizes enacted changes in tax rates and laws in the period in which they occur. Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are recognized subject to management’s judgment that realization is more likely than not. A tax position that meets the “more likely than not” recognition threshold is measured to determine the amount of benefit to recognize. The tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Interest and penalties are recognized as a component of income tax expense.
Reclassifications	Reclassifications- Certain amounts included in the 2011 and 2010 consolidated financial statements have been reclassified to conform to the 2012 presentation.

EARNINGS PER SHARE (Tables)	12 Months Ended
Sep. 30, 2012
EARNINGS PER SHARE
Schedule of computations of basic and diluted earnings per share

	Years Ended September 30,
	2012	2011	2010

Net income	$9,829,688	$8,064,777	$3,292,787

Add (less):
Benefit from repurchase of preferred stock, net	363,699	—	—
Preferred dividends declared	(1,626,900)	(1,626,900)	(1,626,900)
Accretion of discount on preferred stock	(420,829)	(439,116)	(433,000)
Income available for common shares	$8,145,658	$5,998,761	$1,232,887

Weighted average common shares outstanding - basic	10,679,091	10,543,316	10,380,822
Effect of dilutive securities:
Treasury stock held in equity trust - unvested shares	271,779	301,544	154,789
Equivalent shares - employee stock options and awards	42,992	41,259	33,818
Equivalent shares - common stock warrant	—	101,486	57,490
Weighted average common shares outstanding - diluted	10,993,862	10,987,605	10,626,919

Earnings per share:
Basic	$0.76	$0.57	$0.12
Diluted	0.74	0.55	0.12

DEBT SECURITIES (Tables) (Debt securities)	12 Months Ended
Sep. 30, 2012
Debt securities
Available-for-sale securities
Schedule of amortized cost and estimated fair value of debt securities available for sale

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
September 30, 2012:
Debt obligations of government-sponsored entities	$21,594,679	$4,705	$(4,289)	$21,595,095
Weighted average yield at the end of the year	0.39%

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
September 30, 2011:
Debt obligations of government-sponsored entities	$14,456,776	$3,245	$(2,949)	$14,457,072
Weighted average yield at the end of the year	0.47%

Schedule of amortized cost and fair values of available-for-sale debt securities by contractual maturity

The amortized cost and fair values of available-for-sale debt securities at September 30, 2012, by contractual maturity, are shown below.

	Amortized	Fair
	Cost	Value
Term to Maturity:
One year or less	$14,557,579	$14,561,695
Over one through five years	1,001,868	1,002,200
Over five through ten years	6,035,232	6,031,200
	$21,594,679	$21,595,095

MORTGAGE-BACKED SECURITIES (Tables) (Mortgage-backed securities)	12 Months Ended
Sep. 30, 2012
Mortgage-backed securities
Held to maturity and available for securities
Schedule of amortized cost and estimated fair value of debt securities available for sale

	September 30, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
HELD TO MATURITY:
Mortgage-backed securities:
Ginnie Mae	$89,752	$13,085	$—	$102,837
Fannie Mae	5,562,187	426,125	—	5,988,312
Total	5,651,939	439,210	—	6,091,149

Collateralized mortgage obligations:
Freddie Mac	5,024	54	—	5,078
Total	5,024	54	—	5,078

Total held to maturity	$5,656,963	$439,264	$—	$6,096,227

Weighted average yield at end of year	3.76%

AVAILABLE FOR SALE:
Mortgage-backed securities:
Ginnie Mae	$292,101	$34,221	$—	$326,322
Total available for sale	292,101	34,221	—	326,322

Weighted average yield at end of year	5.60%

	September 30, 2011
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
HELD TO MATURITY:
Mortgage-backed securities:
Freddie Mac	$12	$—	$(1)	$11
Ginnie Mae	122,417	18,738	—	141,155
Fannie Mae	7,104,972	474,378	—	7,579,350
Total	7,227,401	493,116	(1)	7,720,516

Collateralized mortgage obligations:
Freddie Mac	6,738	60	—	6,798
Total	6,738	60	—	6,798

Total held to maturity	$7,234,139	$493,176	$(1)	$7,727,314

Weighted average yield at end of year	3.84%

AVAILABLE FOR SALE:
Mortgage-backed securities:
Ginnie Mae	$339,350	$38,820	$—	$378,170
Total	339,350	38,820	—	378,170

Collateralized mortgage obligations:
Freddie Mac	21,396	—	(38)	21,358
Ginnie Mae	764,669	—	(11,515)	753,154
Fannie Mae	1,626,250	—	(27,061)	1,599,189

Total	2,412,315	—	(38,614)	2,373,701

Total available for sale	$2,751,665	$38,820	$(38,614)	$2,751,871

Weighted average yield at end of year	4.23%

Schedule of amortized cost and fair values of available-for-sale debt securities by contractual maturity

The amortized cost and estimated fair values of held-to-maturity and available-for-sale mortgage-backed securities at September 30, 2012, by contractual maturity, are shown below.

	Held to Maturity		Available for Sale
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Term to Maturity:
One year or less	$—	$—	$—	$—
Over one through five years	48,218	54,709	147,168	158,105
Over five through ten years	397,216	427,477	—	—
Over ten years	5,211,529	5,614,041	144,933	168,217
Tota1	$5,656,963	$6,096,227	$292,101	$326,322

LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Tables)	12 Months Ended
Sep. 30, 2012
LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES
Summary of loans receivable

Loans receivable at September 30, 2012 and 2011 are summarized as follows:

Single-family residential:
Residential first mortgage	$211,759,949	$242,091,310
Residential second mortgage	42,091,046	51,535,399
Home equity lines of credit	143,931,567	176,324,206
Total single-family residential	397,782,562	469,950,915
Commercial:
Commercial and multi-family real estate	323,333,936	316,210,346
Land acquisition and development	47,262,727	51,497,056
Real estate construction and development:	21,906,992	22,330,981
Commercial and industrial	197,754,774	180,821,164
Total commercial	590,258,429	570,859,547
Consumer and installment	2,673,925	3,116,742
	990,714,916	1,043,927,204
Add (less):
Deferred loan costs	3,115,384	3,625,440
Loans in process	(986,063)	(566,213)
Allowance for loan losses	(17,116,595)	(25,713,622)
Total	$975,727,642	$1,021,272,809

Weighted average rate at end of year	4.92%	5.30%

Summary of changes in loans to senior officers and directors

Balance, September 30, 2010	$12,357,727
Additions	1,740,531
Repayments and reclassifications	(1,469,993)
Balance, September 30, 2011	12,628,265
Additions	583,232
Repayments and reclassifications	(12,211,118)
Balance, September 30, 2012	$1,000,379

Summary of the activity in the allowance for loan losses

	2012	2011	2010
Balance, beginning of year	$25,713,622	$26,975,717	$20,579,170
Provision charged to expense	14,450,000	14,800,000	26,064,000
Charge-offs:
Residential real estate loans:
Residential real estate first mortgage	8,034,624	4,519,629	3,773,665
Residential real estate second mortgage	2,696,028	2,094,004	2,099,401
Home equity lines of credit	6,028,622	3,002,230	4,164,730
Total residential real estate loans	16,759,274	9,615,863	10,037,796
Commercial loans:
Commercial & multi-family real estate	4,050,492	1,545,367	4,323,493
Land acquisition & development	261,725	4,382,462	1,144,690
Real estate construction & development	298,045	49,900	2,254,473
Commercial & industrial	2,067,253	773,848	2,539,604
Total commercial loans	6,677,515	6,751,577	10,262,260
Consumer and other	215,456	100,551	174,425
Total charge-offs	23,652,245	16,467,991	20,474,481
Recoveries:
Residential real estate loans:
Residential real estate first mortgage	81,260	66,500	383,573
Residential real estate second mortgage	103,321	117,374	75,569
Home equity lines of credit	150,146	153,868	22,843
Total residential real estate loans	334,727	337,742	481,985
Commercial loans:
Commercial & multi-family real estate	113,837	10,950	87,928
Land acquisition & development	7,716	2,415	5,000
Real estate construction & development	10,200	1,293	—
Commercial & industrial	117,405	44,883	223,432
Total commercial loans	249,158	59,541	316,360
Consumer and other	21,333	8,613	8,683
Total recoveries	605,218	405,896	807,028
Net charge-offs	23,047,027	16,062,095	19,667,453
Balance, end of year	$17,116,595	$25,713,622	$26,975,717

Summary of the changes in the allowance for loan losses, by loan portfolio segment and information regarding the balance in the allowance and the recorded investment in loans by impairment method

	September 30, 2012
	Residential
	Real Estate	Commercial	Consumer	Unallocated	Total
Activity in allowance for loan losses:
Balance, beginning of period	$16,842,446	$8,256,032	$444,281	$170,863	$25,713,622
Provision charged to expense	8,930,211	5,805,630	(221,887)	(63,954)	14,450,000
Charge-offs	(16,759,276)	(6,677,516)	(215,452)	—	(23,652,244)
Recoveries	334,730	249,157	21,330	—	605,217
Balance, end of period	$9,348,111	$7,633,303	$28,272	$106,909	$17,116,595

Allowance balance at end of period based on:
Loans individually evaluated for impairment	$624,825	$—	$—	$—	$624,825
Loans collectively evaluated for impairment	8,723,286	7,633,303	28,272	106,909	16,491,770
Loans acquired with deteriorated credit quality	—	—	—	—	—
Total balance, end of period	$9,348,111	$7,633,303	$28,272	$106,909	$17,116,595

Recorded investment in loans receivable at end of period:
Total loans receivable	$398,732,907	$591,431,264	$2,680,065		$992,844,236
Loans receivable individually evaluated for impairment	42,642,539	22,271,208	208,620		65,122,367
Loans receivable collectively evaluated for impairment	356,090,368	569,160,056	2,471,445		927,721,869
Loans receivable acquired with deteriorated credit quality	—	—	—		—

	September 30, 2011
	Residential
	Real Estate	Commercial	Consumer	Unallocated	Total
Activity in allowance for loan losses:
Balance, beginning of period	$11,192,096	$15,533,915	$149,578	$100,128	$26,975,717
Provision charged to expense	14,928,471	(585,847)	386,641	70,735	14,800,000
Charge-offs	(9,615,863)	(6,751,577)	(100,551)	—	(16,467,991)
Recoveries	337,742	59,541	8,613	—	405,896
Balance, end of period	$16,842,446	$8,256,032	$444,281	$170,863	$25,713,622

Allowance balance at end of period based on:
Loans individually evaluated for impairment	$6,823,235	$1,761,301	$391,497	$—	$8,976,033
Loans collectively evaluated for impairment	10,019,211	6,494,731	52,784	170,863	16,737,589
Loans acquired with deteriorated credit quality	—	—	—	—	—
Total balance, end of period	$16,842,446	$8,256,032	$444,281	$170,863	$25,713,622

Recorded investment in loans receivable at end of period:
Total loans receivable	$472,312,786	$571,549,810	$3,123,835		$1,046,986,431
Loans receivable individually evaluated for impairment	52,261,847	12,956,783	526,191		65,744,821
Loans receivable collectively evaluated for impairment	420,050,939	558,593,027	2,597,644		981,241,610
Loans receivable acquired with deteriorated credit quality	—	—	—		—

Summary of the unpaid principal balance and recorded investment of impaired loans

	September 30, 2012		September 30, 2011
	Unpaid		Unpaid
	Principal		Principal
	Balance		Balance
	Net of	Recorded	Net of	Recorded
	Charge-offs	Investment	Charge-offs	Investment
Classified as non-performing loans: (1)
Non-accrual loans	$17,462,262	$17,503,014	$15,039,622	$15,071,226
Troubled debt restructurings current under restructured terms	22,198,364	22,284,401	24,477,261	24,554,899
Troubled debt restructurings past due under restructured terms	7,816,737	7,855,686	13,864,079	13,923,621
Total non-performing loans	47,477,363	47,643,101	53,380,962	53,549,746
Troubled debt restructurings returned to accrual status	17,402,455	17,479,266	12,126,325	12,195,075
Total impaired loans	$64,879,818	$65,122,367	$65,507,287	$65,744,821

(1) All non-performing loans at September 30, 2012 and 2011 were classified as non-accrual.

Summary of the principal balance of impaired loans by the impairment method used
	2012	2011
	(In Thousands)
Fair value of collateral method	$42,405	$24,996
Present value of cash flows method	22,475	40,511
Total impaired loans	$64,880	$65,507

Summary of impaired loans and other related information

	At September 30, 2012				At September 30, 2011
		Unpaid Principal Balance				Unpaid Principal Balance
		Loans with	Loans with			Loans with	Loans with
		Partial	No Partial			Partial	No Partial
	Recorded	Charge-offs	Charge-offs	Related	Recorded	Charge-offs	Charge-offs	Related
	Investment	Recorded	Recorded	Allowance	Investment	Recorded	Recorded	Allowance
With no related allowance recorded:
Residential real estate first mortgage	$30,706,940	$6,637,737	$26,672,337	$—	$25,772,623	$101,902	$25,595,485	$—
Residential real estate second mortgage	3,840,089	632,181	3,559,450	—	2,726,816	—	2,716,629	—
Home equity lines of credit	3,436,217	1,128,509	2,827,438	—	3,025,818	—	3,025,818	—
Land acquisition and development	39,009	53,858	—	—	64,856	—	64,856	—
Real estate construction & development	388,767	114,445	328,116	—	1,745,879	—	1,745,279	—
Commercial & multi-family real estate	16,133,126	11,071,487	10,203,990	—	5,324,044	—	5,448,601	—
Commercial & industrial	5,710,306	5,182,085	1,500,954	—	467,448	—	467,964	—
Consumer and other	208,620	174,962	158,503	—	68,493	—	68,477	—
Total	60,463,074	24,995,264	45,250,788	—	39,195,977	101,902	39,133,109	—

With an allowance recorded:
Residential real estate first mortgage	3,932,673	751,226	3,417,970	346,365	14,673,518	—	14,611,480	3,175,977
Residential real estate second mortgage	393,983	—	396,977	191,612	1,787,617	—	1,780,640	1,133,592
Home equity lines of credit	332,637	—	335,312	86,848	4,275,455	—	4,275,455	2,513,666
Land acquisition and development	—	—	—	—	285,353	—	285,254	84,754
Real estate construction & development	—	—	—	—	699,392	—	762,584	157,783
Commercial & multi-family real estate	—	—	—	—	3,647,191	—	3,796,968	1,229,855
Commercial & industrial	—	—	—	—	722,620	—	806,468	288,909
Consumer and other	—	—	—	—	457,698	—	459,644	391,497
Total	4,659,293	751,226	4,150,259	624,825	26,548,844	—	26,778,493	8,976,033

Total:
Residential real estate first mortgage	34,639,613	7,388,963	30,090,307	346,365	40,446,141	101,902	40,206,965	3,175,977
Residential real estate second mortgage	4,234,072	632,181	3,956,427	191,612	4,514,433	—	4,497,269	1,133,592
Home equity lines of credit	3,768,854	1,128,509	3,162,750	86,848	7,301,273	—	7,301,273	2,513,666
Land acquisition and development	39,009	53,858	—	—	350,209	—	350,110	84,754
Real estate construction & development	388,767	114,445	328,116	—	2,445,271	—	2,507,863	157,783
Commercial & multi-family real estate	16,133,126	11,071,487	10,203,990	—	8,971,235	—	9,245,569	1,229,855
Commercial & industrial	5,710,306	5,182,085	1,500,954	—	1,190,068	—	1,274,432	288,909
Consumer and other	208,620	174,962	158,503	—	526,191	—	528,121	391,497
Total	$65,122,367	$25,746,490	$49,401,047	$624,825	$65,744,821	$101,902	$65,911,602	$8,976,033

	Year Ended
	September 30, 2012		September 30, 2011
	Average	Interest	Average	Interest
	Recorded	Income	Recorded	Income
	Investment	Recognized	Investment	Recognized
With no related allowance recorded:
Residential real estate first mortgage	$29,553,434	$1,026,328	$29,102,712	$420,013
Residential real estate second mortgage	3,426,107	148,162	3,095,613	81,122
Home equity lines of credit	3,492,655	71,781	3,068,344	107,246
Land acquisition and development	29,816	—	2,675,169	962
Real estate construction & development	936,763	4,986	2,824,643	13,366
Commercial & multi-family real estate	12,599,341	883,784	4,826,283	199,065
Commercial & industrial	4,242,100	261,714	535,836	64,682
Consumer and other	196,759	2,787	64,894	22,192
Total		2,399,542		908,648

With an allowance recorded:
Residential real estate first mortgage	8,404,107	78,724	12,500,659	641,798
Residential real estate second mortgage	827,732	5,334	1,408,422	68,077
Home equity lines of credit	887,651	11,614	3,307,957	56,386
Land acquisition and development	222,104	—	2,216,196	5,159
Real estate construction & development	107,306	—	435,306	5,644
Commercial & multi-family real estate	1,054,726	—	4,928,413	242,713
Commercial & industrial	286,417	—	1,039,663	29,661
Consumer and other	87,439	—	413,568	2,024
Total		95,672		1,051,462

Total:
Residential real estate first mortgage	37,957,541	1,105,052	41,603,371	1,061,811
Residential real estate second mortgage	4,253,839	153,496	4,504,035	149,199
Home equity lines of credit	4,380,306	83,395	6,376,301	163,632
Land acquisition and development	251,920	—	4,891,365	6,121
Real estate construction & development	1,044,069	4,986	3,259,949	19,010
Commercial & multi-family real estate	13,654,067	883,784	9,754,696	441,778
Commercial & industrial	4,528,517	261,714	1,575,499	94,343
Consumer and other	284,198	2,787	478,462	24,216
Total		$2,495,214		$1,960,110

Summary of the recorded investment in loans receivable by class that were 30 days or more past due

	September 30, 2012
							90 Days
			90 Days			Total	or More
	30 to 59 Days	60 to 89 Days	or More	Total		Loans	And Still
	Past Due	Past Due	Past Due	Past Due	Current	Receivable	Accruing	Nonaccrual
Residential real estate first mortgage	$2,567,694	$3,229,337	$5,792,387	$11,589,418	$200,183,277	$211,772,695	$—	$21,635,255
Residential real estate second mortgage	264,540	273,642	433,195	971,377	41,277,730	42,249,107	—	2,257,597
Home equity lines of credit	1,940,740	902,941	1,182,495	4,026,176	140,684,929	144,711,105	—	3,420,409
Land acquisition and development	110,308	—	39,009	149,317	47,186,229	47,335,546	—	39,009
Real estate construction & development	—	—	357,643	357,643	21,535,974	21,893,617	—	388,767
Commercial & multi-family real estate	290,776	69,756	8,230,195	8,590,727	315,502,338	324,093,065	—	14,155,739
Commercial & industrial	23,421	—	266,042	289,463	197,819,573	198,109,036	—	5,601,512
Consumer and other	5,467	4,152	149,861	159,480	2,520,585	2,680,065	—	144,935
Total	$5,202,946	$4,479,828	$16,450,827	$26,133,601	$966,710,635	$992,844,236	$—	$47,643,223

	September 30, 2011
							90 Days
			90 Days			Total	or More
	30 to 59 Days	60 to 89 Days	or More	Total		Loans	And Still
	Past Due	Past Due	Past Due	Past Due	Current	Receivable	Accruing	Nonaccrual
Residential real estate first mortgage	$5,358,948	$2,882,199	$11,264,959	$19,506,106	$223,662,221	$243,168,327	$—	$30,291,026
Residential real estate second mortgage	794,911	155,772	820,556	1,771,239	49,986,363	51,757,601	—	3,501,646
Home equity lines of credit	2,960,623	633,473	3,948,135	7,542,230	169,844,628	177,386,858	—	6,330,824
Land acquisition and development	314,856	—	285,254	600,110	51,042,361	51,642,471	—	350,210
Real estate construction & development	—	—	904,773	904,773	21,387,494	22,292,267	—	2,445,271
Commercial & multi-family real estate	4,367,633	3,469,293	2,374,682	10,211,608	306,146,688	316,358,296	—	8,971,235
Commercial & industrial	280,482	—	271,829	552,311	180,704,465	181,256,776	—	1,190,067
Consumer and other	58,026	74,252	248,949	381,227	2,742,607	3,123,835	—	469,467
Total	$14,135,479	$7,214,989	$20,119,137	$41,469,604	$1,005,516,827	$1,046,986,431	$—	$53,549,746

Summary of the recorded investment of loan risk ratings by class

	September 30, 2012
		Special
	Pass	Mention	Substandard	Doubtful	Loss
Residential real estate first mortgage	$185,061,008	$462,421	$23,039,578	$3,209,688	$—
Residential real estate second mortgage	39,698,676	181,825	1,779,092	589,514	—
Home equity lines of credit	139,910,992	146,631	3,511,016	1,142,466	—
Land acquisition and development	34,632,857	4,549,053	8,153,636	—	—
Real estate construction & development	21,504,850	—	34,173	354,594	—
Commercial & multi-family real estate	297,366,661	1,189,914	22,729,017	2,807,473	—
Commercial & industrial	184,570,394	575,990	12,962,652	—	—
Consumer and other	2,535,130	—	—	144,935	—
Total	905,280,568	7,105,834	72,209,164	8,248,670	—
Less related specific allowance	—	—	(624,825)	—
Total net of allowance	$905,280,568	$7,105,834	$71,584,339	$8,248,670	$—

	September 30, 2011
		Special
	Pass	Mention	Substandard	Doubtful	Loss
Residential real estate first mortgage	$203,690,460	$2,390,396	$36,571,024	$516,447	$—
Residential real estate second mortgage	47,604,902	101,212	3,932,222	119,265	—
Home equity lines of credit	169,988,030	99,267	6,000,449	1,299,112	—
Land acquisition and development	48,284,733	—	3,357,738	—	—
Real estate construction & development	19,717,698	—	2,574,569	—	—
Commercial & multi-family real estate	264,896,753	12,549,086	38,707,248	205,209	—
Commercial & industrial	162,411,843	10,499,378	8,044,643	300,912	—
Consumer and other	2,654,369	—	290,168	179,298	—
Total	919,248,788	25,639,339	99,478,061	2,620,243	—
Less related specific allowance	—	—	(7,565,115)	(1,410,918)
Total net of allowance	$919,248,788	$25,639,339	$91,912,946	$1,209,325	$—

Summary of unpaid principal balance and recorded investment of troubled debt restructurings

	September 30, 2012		September 30, 2011
	Unpaid		Unpaid
	Principal		Principal
	Balance		Balance
	Net of	Recorded	Net of	Recorded
	Charge-offs	Investment	Charge-offs	Investment
Classified as non-performing loans (1):
Current under restructured terms	$22,198,364	$22,284,401	$24,477,261	$24,554,899
Past due under restructured terms	7,816,737	7,855,686	13,864,079	13,923,621
Total non-performing	30,015,101	30,140,087	38,341,340	38,478,520
Returned to accrual status	17,402,455	17,479,266	12,126,325	12,195,075
Total troubled debt restructurings	$47,417,556	$47,619,353	$50,467,665	$50,673,595

Schedule of restructured accruing loans and defaulted during the period

	Total Restructured During			Defaulted During
	Year Ended September 30,			Year Ended September 30,
	2012	2011	2010	2012	2011	2010

Residential mortgage loans	$7,667,713	$11,916,113	$18,686,051	$17,826,288	$12,931,213	$3,121,377
Commercial loans	7,689,631	7,806,257	5,130,463	1,607,578	650,959	7,926,935
Consumer loans	41,954	—	—	312,165	—	—
Total	$15,399,298	$19,722,370	$23,816,514	$19,746,031	$13,582,172	$11,048,312

REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS (Tables)	12 Months Ended
Sep. 30, 2012
REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS
Schedule of real estate acquired in settlement of loans

	2012	2011

Residential real estate	$2,798,934	$3,231,813
Commercial real estate	15,860,009	18,001,801
	18,658,943	21,233,614
Less allowance for losses	(4,706,775)	(2,515,800)
Total	$13,952,168	$18,717,814

Schedule of allowance for losses on real estate acquired in settlement of loans

	2012	2011	2010

Balance, beginning of year	$2,515,800	$1,651,100	$274,076
Provision charged to non-interest expense	3,175,919	2,118,500	2,181,900
Charge-offs	(984,944)	(1,253,800)	(804,876)
Balance, end of year	$4,706,775	$2,515,800	$1,651,100

PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Sep. 30, 2012
PREMISES AND EQUIPMENT
Schedule of premises and equipment

	2012	2011

Land	$5,578,914	$5,609,693
Office buildings and improvements	16,120,660	15,737,264
Furniture and equipment	12,742,901	11,451,292
	34,442,475	32,798,249
Less accumulated depreciation	(16,026,498)	(14,340,083)

Total	$18,415,977	$18,458,166

Schedule of future minimum rental commitments under non-cancelable leases	Due in years ending September 30,
2013	$985,502
2014	756,248
2015	695,420
2016	669,988
2017	651,342
Thereafter	1,136,280
Total	$4,894,780

DEPOSITS (Tables)	12 Months Ended
Sep. 30, 2012
DEPOSITS
Summary of deposits

	2012		2011
		Weighted		Weighted
		Average		Average
		Interest		Interest
	Amount	Rate	Amount	Rate
Transaction accounts:
Non-interest-bearing checking	$173,374,357	—%	$150,430,677	—%
Interest-bearing checking	297,523,150	0.14	328,274,827	0.28
Savings accounts	37,257,868	0.14	35,713,661	0.14
Money market	149,193,821	0.26	183,873,574	0.33

Total transaction accounts	657,349,196	0.13	698,292,739	0.22

Certificates of deposit:
0.00% to 0.99%	174,660,797	0.45	142,890,688	0.48
1.00% to 1.99%	258,372,538	1.34	203,692,301	1.53
2.00% to 2.99%	9,981,033	2.24	27,191,874	2.46
3.00% to 3.99%	665,884	3.83	40,107,262	3.20
4.00% to 4.99%	1,650,325	4.19	1,864,014	4.22
5.00% to 5.99%	—	—	8,486,035	5.23

Total certificates of deposit	445,330,577	1.02	424,232,174	1.48

Total	$1,102,679,773	0.49%	$1,122,524,913	0.70%

Schedule of maturities of certificates of deposit

Maturing within:
Three months ending:
December 31, 2012	$103,052,206
March 31, 2013	72,023,548
June 30, 2013	66,334,646
September 30, 2013	60,859,873
Year ending:
September 30, 2014	130,028,650
September 30, 2015	7,157,561
September 30, 2016	3,328,143
September 30, 2017	2,545,950
Thereafter	—
Total	$445,330,577

Summary of interest expense on deposits

	2012	2011	2010

Interest-bearing checking	$1,183,041	$2,563,968	$3,667,002
Savings	81,415	58,269	59,133
Money market	842,182	1,342,532	2,146,037
Certificates of deposit	5,109,586	7,409,683	10,262,192

Total	$7,216,224	$11,374,452	$16,134,364

ADVANCES FROM THE FEDERAL HOME LOAN BANK (Tables)	12 Months Ended
Sep. 30, 2012
ADVANCES FROM THE FEDERAL HOME LOAN BANK
Schedule of advances from the Federal Home Loan Bank of Des Moines

	2012		2011
		Weighted		Weighted
		Average		Average
		Interest		Interest
	Amount	Rate	Amount	Rate
Maturing within the year ending September 30,
2012	$60,000,000	0.25%	$—	—%
2015	25,000,000	2.70	25,000,000	2.70
Thereafter	4,000,000	5.48	4,000,000	5.48
Total	$89,000,000	1.18%	$29,000,000	3.08%

LIABILITY FOR LOANS SOLD (Tables)	12 Months Ended
Sep. 30, 2012
LIABILITY FOR LOANS SOLD
Summary of principal balance of mortgage loan repurchase demands on loans previously sold
	2012	2011
Received during period	$16,639,000	$16,700,000
Resolved during period	20,228,000	15,061,000
Unresolved at end of period	5,066,000	8,655,000

Summary of the changes in the mortgage loan repurchase reserve

	2012	2011
Balance at beginning of period	$1,257,146	$470,983
Provisions charged to expense	2,005,865	1,650,406
Amounts paid to resolve demands	(2,285,877)	(864,243)
Balance at end of period	$977,134	$1,257,146

INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2012
INCOME TAXES
Summary of Income tax expense

	2012	2011	2010
Current expense:
Federal	$2,614,954	$2,387,642	$4,102,344
State	527,100	377,500	18,100
Deferred expense (benefit)	1,121,173	384,665	(3,861,067)
Total	$4,263,227	$3,149,807	$259,377

Schedule of income tax expense differs from that computed at the federal statutory rate

	2012		2011		2010
	Amount	%	Amount	%	Amount	%
Tax at statutory federal income tax rate	$4,932,520	35.0%	$3,812,959	34.0%	$1,207,736	34.0%
Non-taxable income from bank-owned life insurance	(350,563)	(2.5)	(364,357)	(3.3)	(371,331)	(10.4)
Non-taxable interest and dividends	(517,512)	(3.7)	(487,417)	(4.3)	(440,263)	(12.4)
State taxes, net of federal benefit	342,615	2.4	249,150	2.2	11,946	0.3
Other, net	(143,833)	(0.9)	(60,528)	(0.5)	(148,711)	(4.2)
Total	$4,263,227	30.3%	$3,149,807	28.1%	$259,377	7.3%

Schedule of components of deferred tax assets and liabilities

	2012	2011
Deferred tax assets:
Allowance for loan losses	$8,378,598	$10,661,185
Restricted stock awards	625,609	341,262
Non-accrual interest	733,418	328,138
Deferred compensation	2,013,960	1,894,867
Equity investments	117,870	129,692
Other	739,580	402,482
Total deferred tax assets	12,609,035	13,757,626

Deferred tax liabilities:
FHLB stock dividends	152,311	152,311
Core deposit intangible	15,559	30,185
Premises and equipment	768,039	777,827
Unrealized gains on securities available for sale	13,161	190
Other	21,473	24,476
Total deferred tax liabilities	970,543	984,989

Net deferred tax assets	$11,638,492	$12,772,637

Schedule of aggregate changes in the balance of gross unrecognized tax benefits

Balance at September 30, 2011	$129,000
Increases related to tax positions taken during a prior period	—
Decreases related to tax positions taken during a prior period	—
Increases related to tax positions taken during the current period	33,000
Decreases related to tax positions taken during the current period	—
Decreases related to settlements with taxing authorities	—
Decreases related to the expiration of the statute of limitations	(33,000)
Balance at September 30, 2012	$129,000

REGULATORY CAPITAL REQUIREMENTS (Tables)	12 Months Ended
Sep. 30, 2012
REGULATORY CAPITAL REQUIREMENTS
Schedule of minimum total risk-based, Tier I risk-based and Tier I leverage ratios to be maintained for bank to be categorized as "well capitalized"

					To be Categorized as
					“Well Capitalized”
					under Prompt
			For Capital		Corrective Action
	Actual		Adequacy Provisions		Purposes
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of September 30, 2012:
Tangible capital (to total assets)	$129,223	9.63%	$20,134	1.50%	N/A	N/A
Total risk-based capital (to risk-weighted assets)	142,378	13.58%	83,873	8.00%	$104,841	10.00%
Tier I risk-based capital (to risk-weighted assets)	129,223	12.33%	N/A	N/A	62,905	6.00%
Tier I leverage capital (to average assets)	129,223	9.63%	53,690	4.00%	67,113	5.00%

As of September 30, 2011:
Tangible capital (to total assets)	$132,729	10.18%	$19,563	1.50%	N/A	N/A
Total risk-based capital (to risk-weighted assets)	146,214	13.59%	86,046	8.00%	$107,558	10.00%
Tier I risk-based capital (to risk-weighted assets)	132,729	12.34%	N/A	N/A	64,535	6.00%
Tier I leverage capital (to average assets)	132,729	10.18%	52,169	4.00%	65,211	5.00%

Schedule of reconciliation of Tier I stockholders' equity and regulatory risk-based capital

A reconciliation of the Bank’s Tier I stockholders’ equity and regulatory risk-based capital at September 30, 2012 follows:

(in thousands)
Tier I stockholders’ equity	$133,231
Deduct:
Intangible assets	(3,980)
Disallowed servicing rights	(6)
Add:
Unrealized gains on available-for-sale securities	(22)
Tangible capital	129,223
Add:
General valuation allowances	13,155
Total risk-based capital	$142,378

EMPLOYEE BENEFITS (Tables)	12 Months Ended
Sep. 30, 2012
EMPLOYEE BENEFITS
Summary of activity in the Company's restricted stock awards

	2012		2011		2010
		Weighted		Weighted		Weighted
		Average		Average		Average
		Grant-Date		Grant-Date		Grant-Date
	Number	Fair Value	Number	Fair Value	Number	Fair Value
Nonvested at beginning of year	115,078	$6.89	67,219	$6.45	24,477	$4.88
Granted	298,727	7.05	67,248	7.49	49,012	7.37
Vested	(47,877)	6.02	(12,996)	7.43	(5,658)	7.52
Forfeited	(758)	6.59	(6,393)	7.43	(612)	7.37
Nonvested at end of year	365,170	$7.13	115,078	$6.89	67,219	$6.45

Summary of activity in the Company's stock option program

	2012				2011		2010
				Weighted
		Weighted		Average		Weighted		Weighted
		Average	Aggregate	Remaining		Average		Average
		Exercise	Intrinsic	Contractual		Exercise		Exercise
	Number	Price	Value	Life (years)	Number	Price	Number	Price
Outstanding at beginning of year	759,684	$10.56			849,840	$10.40	930,306	$9.82
Granted	—	—			—	—	16,000	7.19
Exercised	(84,456)	5.96			(33,397)	5.81	(72,900)	2.70
Forfeited	(45,292)	10.18			(56,759)	10.96	(23,566)	9.23
Outstanding at end of year	629,936	$11.20	$161,525	4.7	759,684	$10.56	849,840	$10.40

Exercisable at end of year	578,387	$11.19	$155,886	4.6	604,387	$10.65	558,093	$10.50

Summary of the options outstanding, by range of exercise prices

			Outstanding			Exercisable
				Weighted Average	Weighted		Weighted
Range of				Remaining	Average		Average
Exercise Prices			Number	Contractual Life (yrs)	Exercise Price	Number	Exercise Price
$5.45	—	$5.99	15,000	6.31	$5.69	15,000	$5.69
6.00	—	6.99	44,500	6.38	6.62	42,767	6.64
7.00	—	7.99	85,500	6.15	7.66	83,834	7.67
8.00	—	8.99	13,750	6.86	8.38	13,750	8.38
9.00	—	9.99	49,500	2.48	9.55	45,500	9.56
10.00	—	11.99	156,857	5.10	11.12	132,907	11.12
12.00	—	13.99	183,256	4.07	12.94	163,056	12.96
14.00	—	18.99	81,573	3.59	16.14	81,573	16.14
$5.45	—	$18.99	629,936	4.70	$11.20	578,387	$11.19

Summary of total stock-based compensation expense
	2012	2011	2010
Total expense	$1,179,683	$590,457	$555,086
Earnings per share:
Basic	$0.07	$0.03	$0.03
Diluted	0.07	0.03	0.03

Schedule of average assumptions used for estimated fair value of stock options using Black-Scholes option pricing model
2010

Risk-free interest rate	2.53%
Expected volatility	36.39%
Expected life in years	5.6
Dividend yield	4.30%
Expected forfeiture rate	3.32%

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2012
COMMITMENTS AND CONTINGENCIES
Summary of notional amount of commitments representing off-balance sheet financial instruments

	2012	2011
	(In Thousands)

Commitments to originate residential first and second mortgage loans	$121,096	$70,545
Commitments to originate commercial mortgage loans	46,058	21,744
Commitments to originate non-mortgage loans	12,458	19,436
Unused lines of credit	195,002	194,886

DERIVATIVES (Tables)	12 Months Ended
Sep. 30, 2012
DERIVATIVES
Summary of fair values of contracts recorded in consolidated balance sheets
	2012	2011
Fair value recorded in other assets	$1,360,000	$1,676,000
Fair value recorded in other liabilities	1,360,000	1,676,000

Summary of gross gains and losses on contracts recorded in non-interest expense in consolidated statement of income and comprehensive income
	2012	2011

Gross losses on derivative financial assets	$316,000	$183,000
Gross gains on derivative financial liabilities	(316,000)	(183,000)
Net gain or loss	$—	$—

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Sep. 30, 2012
FAIR VALUE MEASUREMENTS
Schedule of assets and liabilities recorded at fair value on recurring basis
	Carrying Value at September 30, 2012
		Fair Value Measurements Using
	Total	Level 1	Level 2	Level 3
	(In thousands)
Assets:
Debt securities available for sale	$21,595	$—	$21,595	$—
Mortgage-backed securities available for sale	326	—	326	—
Interest-rate swap	1,360	—	1,360	—
Total assets	$23,281	$—	$23,281	$—
Liabilities:
Interest-rate swap	$1,360	$—	$1,360	$—
Total liabilities	$1,360	$—	$1,360	$—

	Carrying Value at September 30, 2011
		Fair Value Measurements Using
	Total	Level 1	Level 2	Level 3
	(In thousands)
Assets:
Debt securities available for sale	$14,457	$—	$14,457	$—
Mortgage-backed securities available for sale	2,752	—	2,752	—
Interest-rate swap	1,676	—	1,676	—
Total assets	$18,885	$—	$18,885	$—
Liabilities:
Interest-rate swap	$1,676	$—	$1,676	$—
Total liabilities	$1,676	$—	$1,676	$—

Schedule of assets recorded at fair value on a non-recurring basis

					Total Losses
					Recognized in
	Carrying Value at September 30, 2012				the Year Ended
		Fair Value Measurements Using			September 30,
	Total	Level 1	Level 2	Level 3	2012
	(In thousands)
Assets:
Mortgage loans held for sale	$—	$—	$—	$—	$—
Impaired loans, net	4,008	—	—	4,008	6,083
Real estate acquired in settlement of loans	13,952	—	—	13,952	5,790
Total assets	$17,960	$—	$—	$17,960	$11,873

					Total Losses
					Recognized in
	Carrying Value at September 30, 2011				the Year Ended
		Fair Value Measurements Using			September 30,
	Total	Level 1	Level 2	Level 3	2011
	(In thousands)
Assets:
Mortgage loans held for sale	$—	$—	$—	$—	$598
Impaired loans, net	17,481	—	3,643	13,838	3,210
Real estate acquired in settlement of loans	18,718	—	—	18,718	7,538
Total assets	$36,199	$—	$3,643	$32,556	$11,346

DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Sep. 30, 2012
DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS
Summary of carrying values and estimated fair values

	Level in	2012		2011
	Fair Value		Estimated		Estimated
	Measurement	Carrying	Fair	Carrying	Fair
	Hierarchy	Value	Value	Value	Value
		(In Thousands)
ASSETS:
Cash and cash equivalents	Level 1	$62,335	$62,335	$57,071	$57,071
Debt securities - AFS	Level 2	21,595	21,595	14,457	14,457
Capital stock of FHLB	Level 2	5,559	5,559	3,100	3,100
Mortgage-backed securities - HTM	Level 2	5,657	6,096	7,234	7,727
Mortgage-backed securities - AFS	Level 2	326	326	2,752	2,752
Mortgage loans held for sale	Level 1	180,575	185,641	100,719	103,286
Loans receivable	Level 3	975,728	1,024,992	1,021,273	1,075,459
Accrued interest receivable	Level 2	3,889	3,889	3,853	3,853
Interest-rate swap assets	Level 2	1,360	1,360	1,676	1,676

LIABILITIES:
Deposits transaction accounts	Level 2	657,349	657,349	698,293	698,293
Certificates of deposit	Level 2	445,331	446,529	424,232	428,088
Advances from the FHLB	Level 2	89,000	91,864	29,000	31,216
Subordinated debentures	Level 2	19,589	19,583	19,589	19,583
Accrued interest payable	Level 2	695	695	840	840
Interest-rate swap liabilities	Level 2	1,360	1,360	1,676	1,676

SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Sep. 30, 2012
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
Schedule of results of operations by quarter

	First	Second	Third	Fourth
Year Ended September 30, 2012	Quarter	Quarter	Quarter	Quarter

Interest income	$14,623,636	$14,010,747	$13,663,082	$13,410,827
Interest expense	2,509,051	2,189,945	2,015,743	1,963,062

Net interest income	12,114,585	11,820,802	11,647,339	11,447,765
Provision for loan losses	3,000,000	5,500,000	3,000,000	2,950,000

Net interest income after loan loss provision	9,114,585	6,320,802	8,647,339	8,497,765

Non-interest income	3,415,425	3,554,725	4,102,096	4,631,462
Non-interest expense	8,131,427	7,941,739	8,790,391	9,327,727

Income before taxes	4,398,583	1,933,788	3,959,044	3,801,500
Income tax expense	1,356,507	564,780	1,212,795	1,129,145

Net income	$3,042,076	$1,369,008	$2,746,249	$2,672,355

Income available to common shares	$2,524,606	$851,149	$2,228,000	$2,541,903

Earnings per common share - basic	$0.24	$0.08	$0.21	$0.24
Earnings per common share - diluted	$0.23	$0.08	$0.20	$0.23

Weighted average common shares outstanding - basic	10,605,620	10,659,123	10,709,072	10,742,660
Weighted average common shares outstanding - diluted	11,004,706	11,132,612	11,121,025	11,019,007

	First	Second	Third	Fourth
Year Ended September 30, 2011	Quarter	Quarter	Quarter	Quarter

Interest income	$17,124,421	$14,817,644	$14,174,594	$14,136,014
Interest expense	3,708,226	3,331,453	3,096,072	2,815,554

Net interest income	13,416,195	11,486,191	11,078,522	11,320,460
Provision for loan losses	4,300,000	3,500,000	4,000,000	3,000,000

Net interest income after loan loss provision	9,116,195	7,986,191	7,078,522	8,320,460

Non-interest income	3,648,171	2,690,864	3,073,936	3,584,834
Non-interest expense	8,301,074	9,208,052	7,885,855	8,889,608

Income before taxes	4,463,292	1,469,003	2,266,603	3,015,686
Income tax expense	1,345,940	402,313	566,349	835,205

Net income	$3,117,352	$1,066,690	$1,700,254	$2,180,481

Income available to common shares	$2,601,425	$550,379	$1,183,558	$1,663,399

Earnings per common share - basic	$0.25	$0.05	$0.11	$0.16
Earnings per common share - diluted	$0.24	$0.05	$0.11	$0.15

Weighted average common shares outstanding - basic	10,507,158	10,532,730	10,558,910	10,574,405
Weighted average common shares outstanding - diluted	10,925,023	10,986,206	11,009,935	10,962,188

CONDENSED PARENT-COMPANY-ONLY FINANCIAL STATEMENTS (Tables) (Parent-company-only)	12 Months Ended
Sep. 30, 2012
Parent-company-only
Condensed Financial Statements
Schedule of condensed parent-company-only balance sheets

Condensed Balance Sheets	2012	2011

ASSETS:
Cash and cash equivalents	$82,678	$119,182
Investment in Bank	133,230,503	136,799,101
Intercompany loan to Bank	4,360,000	3,350,000
Other assets	2,051,521	1,866,536

Total assets	$139,724,702	$142,134,819

LIABILITIES:
Subordinated debentures	$19,589,000	$19,589,000
Dividends payable	1,078,292	1,043,740
Other liabilities	890,238	1,331,893

Total liabilities	21,557,530	21,964,633

STOCKHOLDER’S EQUITY	118,167,172	120,170,186

Total liabilities and stockholder’s equity	$139,724,702	$142,134,819

Schedule of condensed parent-company-only statements of income

Condensed Statements of Income	2012	2011	2010

Interest income	$131,051	$69,129	$45,849
Interest expense	541,727	505,889	515,307

Net interest expense	(410,676)	(436,760)	(469,458)

Non-interest income	1,041,468	1,112,099	1,104,379
Non-interest expense	746,278	688,955	551,600

(Loss) income before income taxes and equity in earnings of Bank	(115,486)	(13,616)	83,321

Income tax (benefit) expense	(34,936)	(3,824)	6,084

Net (loss) income before equity in earnings of Bank	(80,550)	(9,792)	77,237

Equity in earnings of Bank	9,910,238	8,074,569	3,215,550

Net income	$9,829,688	$8,064,777	$3,292,787

Income available to common shares	$8,145,658	$5,998,761	$1,232,887

Schedule of condensed parent-company-only statements of cash flows

Condensed Statements of Cash Flows	2012	2011	2010

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$9,829,688	$8,064,777	$3,292,787
Adjustments to reconcile net income to net cash from operating activities:
Equity in earnings of Bank	(9,910,238)	(8,074,569)	(3,215,550)
Net change in other assets and liabilities	(592,088)	(319,761)	1,293,313

Net cash (used in) provided by operating activities	(672,638)	(329,553)	1,370,550

CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for investment in joint venture	—	—	(12,500)
Dividends received from Bank	13,500,000	6,000,000	1,500,000
(Increase) decrease in intercompany loan	(1,010,000)	(1,450,000)	900,000

Net cash provided by investing activities	12,490,000	4,550,000	2,387,500

CASH FLOWS FROM FINANCING ACTIVITIES:
Equity trust shares purchased, net	—	—	(181,552)
Equity trust shares purchased from Treasury, net	339,517	446,684	—
Proceeds from stock options exercised	503,422	193,955	196,829
Proceeds received from Bank for stock-based compensation	1,357,604	1,009,710	1,290,686
Proceeds from cash received in dividend reinvestment plan	—	—	707,033
Repurchase of preferred stock, net	(6,608,067)	—	—
Repurchase of warrant shares	(1,110,000)	—	—
Dividends paid on common stock	(4,301,725)	(4,177,009)	(4,053,659)
Dividends paid on preferred stock	(1,626,900)	(1,626,900)	(1,626,900)
Common stock issued under employee compensation plan	100,000	99,998	—
Common stock purchased under dividend reinvestment plan	(22,013)	(27,399)	—
Common stock surrendered to satisfy tax withholding obligations of stock-based compensation	(485,704)	(129,387)	(78,374)

Net cash used in financing activities	(11,853,866)	(4,210,348)	(3,745,937)

Net (decrease) increase in cash and cash equivalents	(36,504)	10,099	12,113

Cash and cash equivalents at beginning of year	119,182	109,083	96,970

Cash and cash equivalents at end of year	$82,678	$119,182	$109,083

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Sep. 30, 2012 item
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of special-purpose subsidiary trusts	2
Number of full-service bank locations	13
Cash and Cash Equivalents
Maturity period of federal funds sold	1 day
Buildings and improvements | Minimum
Premises and Equipment
Estimated lives	3 years
Buildings and improvements | Maximum
Premises and Equipment
Estimated lives	40 years
Furniture and equipment | Minimum
Premises and Equipment
Estimated lives	3 years
Furniture and equipment | Maximum
Premises and Equipment
Estimated lives	10 years

EARNINGS PER SHARE (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
EARNINGS PER SHARE
Net income	$ 2,672,355	$ 2,746,249	$ 1,369,008	$ 3,042,076	$ 2,180,481	$ 1,700,254	$ 1,066,690	$ 3,117,352	$ 9,829,688	$ 8,064,777	$ 3,292,787
Add (less):Benefit from repurchase of preferred stock, net									363,699
Add (less): Preferred dividends declared									(1,626,900)	(1,626,900)	(1,626,900)
Add (less): Accretion of discount on preferred stock									(420,829)	(439,116)	(433,000)
Income available for common shares	$ 2,541,903	$ 2,228,000	$ 851,149	$ 2,524,606	$ 1,663,399	$ 1,183,558	$ 550,379	$ 2,601,425	$ 8,145,658	$ 5,998,761	$ 1,232,887
Weighted average common shares outstanding - basic (in shares)	10,742,660	10,709,072	10,659,123	10,605,620	10,574,405	10,558,910	10,532,730	10,507,158	10,679,091	10,543,316	10,380,822
Effect of dilutive securities:
Treasury stock held in equity trust - unvested shares (in shares)									271,779	301,544	154,789
Equivalent shares - employee stock options and awards (in shares)									42,992	41,259	33,818
Equivalent shares - common stock warrant (in shares)										101,486	57,490
Weighted average common shares outstanding - diluted (in shares)	11,019,007	11,121,025	11,132,612	11,004,706	10,962,188	11,009,935	10,986,206	10,925,023	10,993,862	10,987,605	10,626,919
Earnings per share:
Basic (in dollars per share)	$ 0.24	$ 0.21	$ 0.08	$ 0.24	$ 0.16	$ 0.11	$ 0.05	$ 0.25	$ 0.76	$ 0.57	$ 0.12
Diluted (in dollars per share)	$ 0.23	$ 0.2	$ 0.08	$ 0.23	$ 0.15	$ 0.11	$ 0.05	$ 0.24	$ 0.74	$ 0.55	$ 0.12
Additional disclosures
Anti-dilutive options to purchase common shares excluded from the computations of diluted earnings per share									579,891	666,790	691,080

DEBT SECURITIES (Details) (Government-sponsored entities, USD $)	Sep. 30, 2012	Sep. 30, 2011
Government-sponsored entities
Amortized cost and estimated fair value of debt securities available for sale
Amortized Cost	$ 21,594,679	$ 14,456,776
Gross Unrealized Gains	4,705	3,245
Gross Unrealized Losses	(4,289)	(2,949)
Estimated Fair Value	$ 21,595,095	$ 14,457,072
Weighted average yield at end of period (as a percent)	0.39%	0.47%

DEBT SECURITIES (Details 2) (Debt securities, USD $)	Sep. 30, 2012	Sep. 30, 2011
Debt securities
Term to Maturity: Amortized Cost
One year or less	$ 14,557,579
Over one through five years	1,001,868
Over five through ten years	6,035,232
Total	21,594,679
Term to Maturity: Fair Value
One year or less	14,561,695
Over one through five years	1,002,200
Over five through ten years	6,031,200
Estimated Fair Value	21,595,095
Available-for-sale securities pledged
Carrying values of debt securities pledged	$ 21,600,000	$ 14,500,000

MORTGAGE-BACKED SECURITIES (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Held to Maturity:
Amortized Cost	$ 5,656,963	$ 7,234,139
Total mortgage-backed securities
Held to Maturity:
Amortized Cost	5,656,963	7,234,139
Gross Unrealized Gains	439,264	493,176
Gross Unrealized Losses		(1)
Fair Value	6,096,227	7,727,314
Weighted average yield at end of period (as a percent)	3.76%	3.84%
Available for Sale:
Amortized Cost	292,101	2,751,665
Gross Unrealized Gains	34,221	38,820
Gross Unrealized Losses		(38,614)
Estimated Fair Value	326,322	2,751,871
Weighted average yield at end of period (as a percent)	5.60%	4.23%
Mortgage-backed securities
Held to Maturity:
Amortized Cost	5,651,939	7,227,401
Gross Unrealized Gains	439,210	493,116
Gross Unrealized Losses		(1)
Fair Value	6,091,149	7,720,516
Available for Sale:
Amortized Cost		339,350
Gross Unrealized Gains		38,820
Estimated Fair Value		378,170
Mortgage-backed securities | Freddie Mac
Held to Maturity:
Amortized Cost		12
Gross Unrealized Losses		(1)
Fair Value		11
Mortgage-backed securities | Ginnie Mae
Held to Maturity:
Amortized Cost	89,752	122,417
Gross Unrealized Gains	13,085	18,738
Fair Value	102,837	141,155
Available for Sale:
Amortized Cost	292,101	339,350
Gross Unrealized Gains	34,221	38,820
Estimated Fair Value	326,322	378,170
Mortgage-backed securities | Fannie Mae
Held to Maturity:
Amortized Cost	5,562,187	7,104,972
Gross Unrealized Gains	426,125	474,378
Fair Value	5,988,312	7,579,350
Collateralized mortgage obligations
Held to Maturity:
Amortized Cost	5,024	6,738
Gross Unrealized Gains	54	60
Fair Value	5,078	6,798
Available for Sale:
Amortized Cost		2,412,315
Gross Unrealized Losses		(38,614)
Estimated Fair Value		2,373,701
Collateralized mortgage obligations | Freddie Mac
Held to Maturity:
Amortized Cost	5,024	6,738
Gross Unrealized Gains	54	60
Fair Value	5,078	6,798
Available for Sale:
Amortized Cost		21,396
Gross Unrealized Losses		(38)
Estimated Fair Value		21,358
Collateralized mortgage obligations | Ginnie Mae
Available for Sale:
Amortized Cost		764,669
Gross Unrealized Losses		(11,515)
Estimated Fair Value		753,154
Collateralized mortgage obligations | Fannie Mae
Available for Sale:
Amortized Cost		1,626,250
Gross Unrealized Losses		(27,061)
Estimated Fair Value		$ 1,599,189

MORTGAGE-BACKED SECURITIES (Details 2) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Term to Maturity of Held to Maturity, Amortized Cost
Total	$ 5,656,963	$ 7,234,139
Total mortgage-backed securities
Term to Maturity of Held to Maturity, Amortized Cost
Over one through five years	48,218
Over five through ten years	397,216
Over ten years	5,211,529
Total	5,656,963	7,234,139
Term to Maturity of Held to Maturity, Fair Value
Over one through five years	54,709
Over five through ten years	427,477
Over ten years	5,614,041
Fair Value	6,096,227	7,727,314
Term to Maturity of Available for Sale, Amortized Cost
Over one through five years	147,168
Over ten years	144,933
Total	292,101	2,751,665
Term to Maturity of Available for Sale, Fair Value
Over one through five years	158,105
Over ten years	168,217
Estimated Fair Value	326,322	2,751,871
Carrying values of mortgage-backed securities pledged	$ 5,700,000	$ 10,000,000

LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Loans receivable
Loans receivables, gross	$ 990,714,916	$ 1,043,927,204
Add (less):
Deferred loan costs	3,115,384	3,625,440
Loans in process	(986,063)	(566,213)
Allowance for loan losses	(17,116,595)	(25,713,622)	(26,975,717)	(20,579,170)
Total	975,727,642	1,021,272,809
Weighted average interest rate at end of period (as a percent)	4.92%	5.30%
Substandard
Add (less):
Total	71,584,339	91,912,946
Single-family residential
Loans receivable
Loans receivables, gross	397,782,562	469,950,915
Add (less):
Allowance for loan losses	(9,348,111)	(16,842,446)	(11,192,096)
Residential first mortgage
Loans receivable
Loans receivables, gross	211,759,949	242,091,310
Residential second mortgage
Loans receivable
Loans receivables, gross	42,091,046	51,535,399
Home equity lines of credit
Loans receivable
Loans receivables, gross	143,931,567	176,324,206
Commercial
Loans receivable
Loans receivables, gross	590,258,429	570,859,547
Add (less):
Allowance for loan losses	(7,633,303)	(8,256,032)	(15,533,915)
Commercial and multi-family real estate
Loans receivable
Loans receivables, gross	323,333,936	316,210,346
Land acquisition and development
Loans receivable
Loans receivables, gross	47,262,727	51,497,056
Real estate construction and development
Loans receivable
Loans receivables, gross	21,906,992	22,330,981
Commercial and industrial
Loans receivable
Loans receivables, gross	197,754,774	180,821,164
Consumer and installment
Loans receivable
Loans receivables, gross	$ 2,673,925	$ 3,116,742

LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details 2) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2012 item	Sep. 30, 2011	Sep. 30, 2010
Changes in loans to senior officers and directors
Servicing loans for others	$ 10,100,000		$ 10,100,000	$ 14,000,000
Charge-offs		5,900,000	23,652,245	16,467,991	20,474,481
Number of consecutive payments to change status of loans from non accrual status to accrual status			6
Charge-offs of impaired loans	697,000		23,000,000	16,500,000
Increase in non-accrual loans			713,000
Senior officers and directors
Changes in loans to senior officers and directors
Balance, at the beginning of the period			12,628,265	12,357,727
Additions			583,232	1,740,531
Repayments and reclassifications			(12,211,118)	(1,469,993)
Balance, at the end of the period	1,000,379		1,000,379	12,628,265
Home equity lines of credit
Changes in loans to senior officers and directors
Charge-offs			6,028,622	3,002,230	4,164,730
Home equity lines of credit | Senior officers and directors
Changes in loans to senior officers and directors
Loans, including undisbursed portion	566,000		566,000
Loans, disbursed portion	153,000		153,000
Single-family residential
Changes in loans to senior officers and directors
Charge-offs recognization period			180 days
Charge-offs			16,759,274	9,615,863	10,037,796
Consumer loans
Changes in loans to senior officers and directors
Charge-offs recognization period			120 days
Charge-offs			$ 215,456	$ 100,551

LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details 3) (USD $)	3 Months Ended		12 Months Ended														1 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2012 Residential real estate class	Sep. 30, 2011 Residential real estate	Sep. 30, 2010 Residential real estate	Sep. 30, 2012 Residential real estate Minimum property	Sep. 30, 2012 Residential real estate Maximum property	Sep. 30, 2012 Residential real estate first mortgage	Sep. 30, 2011 Residential real estate first mortgage	Sep. 30, 2010 Residential real estate first mortgage	Sep. 30, 2012 Residential real estate second mortgage	Sep. 30, 2011 Residential real estate second mortgage	Sep. 30, 2010 Residential real estate second mortgage	Dec. 31, 2008 Residential real estate second mortgage Maximum	Sep. 30, 2012 Residential real estate second mortgage Maximum	Sep. 30, 2012 Home equity lines of credit	Sep. 30, 2011 Home equity lines of credit	Sep. 30, 2010 Home equity lines of credit	Sep. 30, 2012 Commercial loans class	Sep. 30, 2011 Commercial loans	Sep. 30, 2010 Commercial loans	Sep. 30, 2012 Land acquisition and development	Sep. 30, 2011 Land acquisition and development	Sep. 30, 2010 Land acquisition and development	Sep. 30, 2012 Real estate construction and development	Sep. 30, 2011 Real estate construction and development	Sep. 30, 2010 Real estate construction and development	Sep. 30, 2012 Commercial and multi-family real estate	Sep. 30, 2011 Commercial and multi-family real estate	Sep. 30, 2010 Commercial and multi-family real estate	Sep. 30, 2012 Commercial and multi-family real estate Minimum property tenant	Sep. 30, 2012 Commercial and multi-family real estate Maximum	Sep. 30, 2012 Commercial & industrial	Sep. 30, 2011 Commercial & industrial	Sep. 30, 2010 Commercial & industrial	Sep. 30, 2012 Consumer and other	Sep. 30, 2011 Consumer and other	Sep. 30, 2010 Consumer and other
LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES
Charge-offs of impaired loans	$ 697,000		$ 23,000,000	$ 16,500,000
Partial charge-offs of non-performing and impaired loans			10,700,000	4,300,000
Remaining principal balance of non-performing and impaired loans for which partial charge-offs were recorded previously	16,200,000		16,200,000	317,000
Allowance for loan losses
Number of classes in loans receivable						3																4
Number of families per real estate property securing loans receivable									1	4																								4
Initial period for payment of interest																			5 years
Period for repayment of interest and principal																			10 years
Loan-to-value ratio at the time of origination (as a percent)										80.00%							80.00%	80.00%
Loan-to-value ratio required at the time of origination for private mortgage insurance (as a percent)									80.00%
Number of tenants per real estate property securing loans receivable																																		1
Period from development completion date to sale																																			12 months
Activity in the allowance for loan losses
Balance, beginning of period			25,713,622	26,975,717	20,579,170	16,842,446	11,192,096															8,256,032	15,533,915
Provision charged to expense			14,450,000	14,800,000	26,064,000	8,930,211	14,928,471															5,805,630	(585,847)
Charge-offs		5,900,000	23,652,245	16,467,991	20,474,481	16,759,274	9,615,863	10,037,796			8,034,624	4,519,629	3,773,665	2,696,028	2,094,004	2,099,401			6,028,622	3,002,230	4,164,730	6,677,516	6,751,577	10,262,260	261,725	4,382,462	1,144,690	298,045	49,900	2,254,473	4,050,492	1,545,367	4,323,493			2,067,253	773,848	2,539,604	215,456	100,551	174,425
Recoveries			605,218	405,896	807,028	334,730	337,742	481,985			81,260	66,500	383,573	103,321	117,374	75,569			150,146	153,868	22,843	249,157	59,541	316,360	7,716	2,415	5,000	10,200	1,293		113,837	10,950	87,928			117,405	44,883	223,432	21,333	8,613	8,683
Net charge-offs			23,047,027	16,062,095	19,667,453
Balance, end of period	$ 17,116,595		$ 17,116,595	$ 25,713,622	$ 26,975,717	$ 9,348,111	$ 16,842,446	$ 11,192,096														$ 7,633,303	$ 8,256,032	$ 15,533,915

LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details 4) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Changes in the allowance for loan losses by portfolio segment based on impairment method
Balance, beginning of period		$ 25,713,622	$ 26,975,717	$ 20,579,170
Provision charged to expense		14,450,000	14,800,000	26,064,000
Charge-offs	(5,900,000)	(23,652,245)	(16,467,991)	(20,474,481)
Recoveries		605,218	405,896	807,028
Balance, end of period		17,116,595	25,713,622	26,975,717
Allowance balance at end of period based on:
Loans individually evaluated for impairment		624,825	8,976,033
Loans collectively evaluated for impairment		16,491,770	16,737,589
Total balance, end of period		17,116,595	25,713,622	26,975,717
Recorded investment in loans receivable at end of period:
Total loans receivables		992,844,236	1,046,986,431
Loans receivable individually evaluated for impairment		65,122,367	65,744,821
Loans receivable collectively evaluated for impairment		927,721,869	981,241,610
Residential Real Estate
Changes in the allowance for loan losses by portfolio segment based on impairment method
Balance, beginning of period		16,842,446	11,192,096
Provision charged to expense		8,930,211	14,928,471
Charge-offs		(16,759,274)	(9,615,863)	(10,037,796)
Recoveries		334,730	337,742	481,985
Balance, end of period		9,348,111	16,842,446	11,192,096
Allowance balance at end of period based on:
Loans individually evaluated for impairment		624,825	6,823,235
Loans collectively evaluated for impairment		8,723,286	10,019,211
Total balance, end of period		9,348,111	16,842,446	11,192,096
Recorded investment in loans receivable at end of period:
Total loans receivables		398,732,907	472,312,786
Loans receivable individually evaluated for impairment		42,642,539	52,261,847
Loans receivable collectively evaluated for impairment		356,090,368	420,050,939
Commercial
Changes in the allowance for loan losses by portfolio segment based on impairment method
Balance, beginning of period		8,256,032	15,533,915
Provision charged to expense		5,805,630	(585,847)
Charge-offs		(6,677,516)	(6,751,577)	(10,262,260)
Recoveries		249,157	59,541	316,360
Balance, end of period		7,633,303	8,256,032	15,533,915
Allowance balance at end of period based on:
Loans individually evaluated for impairment			1,761,301
Loans collectively evaluated for impairment		7,633,303	6,494,731
Total balance, end of period		7,633,303	8,256,032	15,533,915
Recorded investment in loans receivable at end of period:
Total loans receivables		591,431,264	571,549,810
Loans receivable individually evaluated for impairment		22,271,208	12,956,783
Loans receivable collectively evaluated for impairment		569,160,056	558,593,027
Consumer
Changes in the allowance for loan losses by portfolio segment based on impairment method
Balance, beginning of period		444,281	149,578
Provision charged to expense		(221,887)	386,641
Charge-offs		(215,456)	(100,551)
Recoveries		21,330	8,613
Balance, end of period		28,272	444,281
Allowance balance at end of period based on:
Loans individually evaluated for impairment			391,497
Loans collectively evaluated for impairment		28,272	52,784
Total balance, end of period		28,272	444,281
Recorded investment in loans receivable at end of period:
Total loans receivables		2,680,065	3,123,835
Loans receivable individually evaluated for impairment		208,620	526,191
Loans receivable collectively evaluated for impairment		2,471,445	2,597,644
Unallocated
Changes in the allowance for loan losses by portfolio segment based on impairment method
Balance, beginning of period		170,863	100,128
Provision charged to expense		(63,954)	70,735
Balance, end of period		106,909	170,863
Allowance balance at end of period based on:
Loans collectively evaluated for impairment		106,909	170,863
Total balance, end of period		$ 106,909	$ 170,863

LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details 5) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Impaired Loans
Total impaired loans	$ 64,879,818	$ 65,507,287
Recorded Investment	65,122,367	65,744,821
Nonrecurring fair value measurement | Fair Value Measurements Using Level 3
Impaired Loans
Recorded Investment	4,008,000	13,838,000
Nonrecurring fair value measurement | Fair Value Measurements Using Level 3 | Fair value of collateral method
Impaired Loans
Total impaired loans	42,405,000	24,996,000
Nonrecurring fair value measurement | Fair Value Measurements Using Level 3 | Present value of cash flows method
Impaired Loans
Total impaired loans	22,475,000	40,511,000
Non-performing loans
Impaired Loans
Total impaired loans	47,477,363	53,380,962
Recorded Investment	47,643,101	53,549,746
Non-accrual loans
Impaired Loans
Total impaired loans	17,462,262	15,039,622
Recorded Investment	17,503,014	15,071,226
Troubled debt restructurings current under restructured terms
Impaired Loans
Total impaired loans	22,198,364	24,477,261
Recorded Investment	22,284,401	24,554,899
Troubled debt restructurings past due under restructured terms
Impaired Loans
Total impaired loans	7,816,737	13,864,079
Recorded Investment	7,855,686	13,923,621
Troubled debt restructurings returned to accrual status
Impaired Loans
Total impaired loans	17,402,455	12,126,325
Recorded Investment	$ 17,479,266	$ 12,195,075

LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details 6) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Recorded Investment
With no related allowance recorded	$ 60,463,074	$ 39,195,977
With an allowance recorded	4,659,293	26,548,844
Total	65,122,367	65,744,821
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
With no related allowance recorded	24,995,264	101,902
With an allowance recorded	751,226
Total	25,746,490	101,902
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
With no related allowance recorded	45,250,788	39,133,109
With an allowance recorded	4,150,259	26,778,493
Total	49,401,047	65,911,602
Related Allowance	624,825	8,976,033
Interest Income Recognized During Period
With no related allowance recorded	2,399,542	908,648
With an allowance recorded	95,672	1,051,462
Total	2,495,214	1,960,110
Residential real estate first mortgage
Recorded Investment
With no related allowance recorded	30,706,940	25,772,623
With an allowance recorded	3,932,673	14,673,518
Total	34,639,613	40,446,141
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
With no related allowance recorded	6,637,737	101,902
With an allowance recorded	751,226
Total	7,388,963	101,902
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
With no related allowance recorded	26,672,337	25,595,485
With an allowance recorded	3,417,970	14,611,480
Total	30,090,307	40,206,965
Related Allowance	346,365	3,175,977
Average Recorded Investment During Period
With no related allowance recorded	29,553,434	29,102,712
With an allowance recorded	8,404,107	12,500,659
Total	37,957,541	41,603,371
Interest Income Recognized During Period
With no related allowance recorded	1,026,328	420,013
With an allowance recorded	78,724	641,798
Total	1,105,052	1,061,811
Residential real estate second mortgage
Recorded Investment
With no related allowance recorded	3,840,089	2,726,816
With an allowance recorded	393,983	1,787,617
Total	4,234,072	4,514,433
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
With no related allowance recorded	632,181
Total	632,181
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
With no related allowance recorded	3,559,450	2,716,629
With an allowance recorded	396,977	1,780,640
Total	3,956,427	4,497,269
Related Allowance	191,612	1,133,592
Average Recorded Investment During Period
With no related allowance recorded	3,426,107	3,095,613
With an allowance recorded	827,732	1,408,422
Total	4,253,839	4,504,035
Interest Income Recognized During Period
With no related allowance recorded	148,162	81,122
With an allowance recorded	5,334	68,077
Total	153,496	149,199
Home equity lines of credit
Recorded Investment
With no related allowance recorded	3,436,217	3,025,818
With an allowance recorded	332,637	4,275,455
Total	3,768,854	7,301,273
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
With no related allowance recorded	1,128,509
Total	1,128,509
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
With no related allowance recorded	2,827,438	3,025,818
With an allowance recorded	335,312	4,275,455
Total	3,162,750	7,301,273
Related Allowance	86,848	2,513,666
Average Recorded Investment During Period
With no related allowance recorded	3,492,655	3,068,344
With an allowance recorded	887,651	3,307,957
Total	4,380,306	6,376,301
Interest Income Recognized During Period
With no related allowance recorded	71,781	107,246
With an allowance recorded	11,614	56,386
Total	83,395	163,632
Land acquisition and development
Recorded Investment
With no related allowance recorded	39,009	64,856
With an allowance recorded		285,353
Total	39,009	350,209
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
With no related allowance recorded	53,858
Total	53,858
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
With no related allowance recorded		64,856
With an allowance recorded		285,254
Total		350,110
Related Allowance		84,754
Average Recorded Investment During Period
With no related allowance recorded	29,816	2,675,169
With an allowance recorded	222,104	2,216,196
Total	251,920	4,891,365
Interest Income Recognized During Period
With no related allowance recorded		962
With an allowance recorded		5,159
Total		6,121
Real estate construction and development
Recorded Investment
With no related allowance recorded	388,767	1,745,879
With an allowance recorded		699,392
Total	388,767	2,445,271
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
With no related allowance recorded	114,445
Total	114,445
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
With no related allowance recorded	328,116	1,745,279
With an allowance recorded		762,584
Total	328,116	2,507,863
Related Allowance		157,783
Average Recorded Investment During Period
With no related allowance recorded	936,763	2,824,643
With an allowance recorded	107,306	435,306
Total	1,044,069	3,259,949
Interest Income Recognized During Period
With no related allowance recorded	4,986	13,366
With an allowance recorded		5,644
Total	4,986	19,010
Commercial & multi-family real estate
Recorded Investment
With no related allowance recorded	16,133,126	5,324,044
With an allowance recorded		3,647,191
Total	16,133,126	8,971,235
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
With no related allowance recorded	11,071,487
Total	11,071,487
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
With no related allowance recorded	10,203,990	5,448,601
With an allowance recorded		3,796,968
Total	10,203,990	9,245,569
Related Allowance		1,229,855
Average Recorded Investment During Period
With no related allowance recorded	12,599,341	4,826,283
With an allowance recorded	1,054,726	4,928,413
Total	13,654,067	9,754,696
Interest Income Recognized During Period
With no related allowance recorded	883,784	199,065
With an allowance recorded		242,713
Total	883,784	441,778
Commercial & industrial
Recorded Investment
With no related allowance recorded	5,710,306	467,448
With an allowance recorded		722,620
Total	5,710,306	1,190,068
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
With no related allowance recorded	5,182,085
Total	5,182,085
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
With no related allowance recorded	1,500,954	467,964
With an allowance recorded		806,468
Total	1,500,954	1,274,432
Related Allowance		288,909
Average Recorded Investment During Period
With no related allowance recorded	4,242,100	535,836
With an allowance recorded	286,417	1,039,663
Total	4,528,517	1,575,499
Interest Income Recognized During Period
With no related allowance recorded	261,714	64,682
With an allowance recorded		29,661
Total	261,714	94,343
Consumer and other
Recorded Investment
With no related allowance recorded	208,620	68,493
With an allowance recorded		457,698
Total	208,620	526,191
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
With no related allowance recorded	174,962
Total	174,962
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
With no related allowance recorded	158,503	68,477
With an allowance recorded		459,644
Total	158,503	528,121
Related Allowance		391,497
Average Recorded Investment During Period
With no related allowance recorded	196,759	64,894
With an allowance recorded	87,439	413,568
Total	284,198	478,462
Interest Income Recognized During Period
With no related allowance recorded	2,787	22,192
With an allowance recorded		2,024
Total	$ 2,787	$ 24,216

LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details 7) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Delinquent and Non-Accrual Loans
Delinquent borrowers' classification, period past due	30 days
Period of repayment performance for non-accrual loans to return to an accrual status	6 months
Recorded investment in loans receivable by class that were 30 days or more past due
30 to 59 Days Past Due	$ 5,202,946	$ 14,135,479
60 to 89 Days Due	4,479,828	7,214,989
90 Days or More Past Due	16,450,827	20,119,137
Total Past Due	26,133,601	41,469,604
Current	966,710,635	1,005,516,827
Total Loans Receivable	992,844,236	1,046,986,431
Nonaccrual	47,643,223	53,549,746
Commercial loans
Delinquent and Non-Accrual Loans
Loans that have passed their contractual maturity dates and are in process of renewal	351,000	2,500,000
Recorded investment in loans receivable by class that were 30 days or more past due
Total Loans Receivable	591,431,264	571,549,810
Residential real estate first mortgage
Recorded investment in loans receivable by class that were 30 days or more past due
30 to 59 Days Past Due	2,567,694	5,358,948
60 to 89 Days Due	3,229,337	2,882,199
90 Days or More Past Due	5,792,387	11,264,959
Total Past Due	11,589,418	19,506,106
Current	200,183,277	223,662,221
Total Loans Receivable	211,772,695	243,168,327
Nonaccrual	21,635,255	30,291,026
Residential real estate second mortgage
Recorded investment in loans receivable by class that were 30 days or more past due
30 to 59 Days Past Due	264,540	794,911
60 to 89 Days Due	273,642	155,772
90 Days or More Past Due	433,195	820,556
Total Past Due	971,377	1,771,239
Current	41,277,730	49,986,363
Total Loans Receivable	42,249,107	51,757,601
Nonaccrual	2,257,597	3,501,646
Home equity lines of credit
Recorded investment in loans receivable by class that were 30 days or more past due
30 to 59 Days Past Due	1,940,740	2,960,623
60 to 89 Days Due	902,941	633,473
90 Days or More Past Due	1,182,495	3,948,135
Total Past Due	4,026,176	7,542,230
Current	140,684,929	169,844,628
Total Loans Receivable	144,711,105	177,386,858
Nonaccrual	3,420,409	6,330,824
Land acquisition and development
Recorded investment in loans receivable by class that were 30 days or more past due
30 to 59 Days Past Due	110,308	314,856
90 Days or More Past Due	39,009	285,254
Total Past Due	149,317	600,110
Current	47,186,229	51,042,361
Total Loans Receivable	47,335,546	51,642,471
Nonaccrual	39,009	350,210
Real estate construction and development
Recorded investment in loans receivable by class that were 30 days or more past due
90 Days or More Past Due	357,643	904,773
Total Past Due	357,643	904,773
Current	21,535,974	21,387,494
Total Loans Receivable	21,893,617	22,292,267
Nonaccrual	388,767	2,445,271
Commercial & multi-family real estate
Recorded investment in loans receivable by class that were 30 days or more past due
30 to 59 Days Past Due	290,776	4,367,633
60 to 89 Days Due	69,756	3,469,293
90 Days or More Past Due	8,230,195	2,374,682
Total Past Due	8,590,727	10,211,608
Current	315,502,338	306,146,688
Total Loans Receivable	324,093,065	316,358,296
Nonaccrual	14,155,739	8,971,235
Commercial & industrial
Recorded investment in loans receivable by class that were 30 days or more past due
30 to 59 Days Past Due	23,421	280,482
90 Days or More Past Due	266,042	271,829
Total Past Due	289,463	552,311
Current	197,819,573	180,704,465
Total Loans Receivable	198,109,036	181,256,776
Nonaccrual	5,601,512	1,190,067
Consumer and other
Recorded investment in loans receivable by class that were 30 days or more past due
30 to 59 Days Past Due	5,467	58,026
60 to 89 Days Due	4,152	74,252
90 Days or More Past Due	149,861	248,949
Total Past Due	159,480	381,227
Current	2,520,585	2,742,607
Total Loans Receivable	2,680,065	3,123,835
Nonaccrual	$ 144,935	$ 469,467

LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details 8) (USD $)	12 Months Ended
	Sep. 30, 2012 grading	Sep. 30, 2011
Recorded investment of loan risk ratings by class
Number of risk gradings internal rating system	5
Number of risk gradings in internal rating system of financing receivables assigned to a loan	1
Total loans receivables	$ 992,844,236	$ 1,046,986,431
Less related specific allowance	(624,825)	(8,976,033)
Total	975,727,642	1,021,272,809
Pass
Recorded investment of loan risk ratings by class
Total loans receivables	905,280,568	919,248,788
Total	905,280,568	919,248,788
Special Mention
Recorded investment of loan risk ratings by class
Total loans receivables	7,105,834	25,639,339
Total	7,105,834	25,639,339
Substandard
Recorded investment of loan risk ratings by class
Total loans receivables	72,209,164	99,478,061
Less related specific allowance	(624,825)	(7,565,115)
Total	71,584,339	91,912,946
Doubtful
Recorded investment of loan risk ratings by class
Total loans receivables	8,248,670	2,620,243
Less related specific allowance		(1,410,918)
Total	8,248,670	1,209,325
Residential real estate first mortgage
Recorded investment of loan risk ratings by class
Total loans receivables	211,772,695	243,168,327
Less related specific allowance	(346,365)	(3,175,977)
Residential real estate first mortgage | Pass
Recorded investment of loan risk ratings by class
Total loans receivables	185,061,008	203,690,460
Residential real estate first mortgage | Special Mention
Recorded investment of loan risk ratings by class
Total loans receivables	462,421	2,390,396
Residential real estate first mortgage | Substandard
Recorded investment of loan risk ratings by class
Total loans receivables	23,039,578	36,571,024
Residential real estate first mortgage | Doubtful
Recorded investment of loan risk ratings by class
Total loans receivables	3,209,688	516,447
Residential real estate second mortgage
Recorded investment of loan risk ratings by class
Total loans receivables	42,249,107	51,757,601
Less related specific allowance	(191,612)	(1,133,592)
Residential real estate second mortgage | Pass
Recorded investment of loan risk ratings by class
Total loans receivables	39,698,676	47,604,902
Residential real estate second mortgage | Special Mention
Recorded investment of loan risk ratings by class
Total loans receivables	181,825	101,212
Residential real estate second mortgage | Substandard
Recorded investment of loan risk ratings by class
Total loans receivables	1,779,092	3,932,222
Residential real estate second mortgage | Doubtful
Recorded investment of loan risk ratings by class
Total loans receivables	589,514	119,265
Home equity lines of credit
Recorded investment of loan risk ratings by class
Total loans receivables	144,711,105	177,386,858
Less related specific allowance	(86,848)	(2,513,666)
Home equity lines of credit | Pass
Recorded investment of loan risk ratings by class
Total loans receivables	139,910,992	169,988,030
Home equity lines of credit | Special Mention
Recorded investment of loan risk ratings by class
Total loans receivables	146,631	99,267
Home equity lines of credit | Substandard
Recorded investment of loan risk ratings by class
Total loans receivables	3,511,016	6,000,449
Home equity lines of credit | Doubtful
Recorded investment of loan risk ratings by class
Total loans receivables	1,142,466	1,299,112
Land acquisition and development
Recorded investment of loan risk ratings by class
Total loans receivables	47,335,546	51,642,471
Less related specific allowance		(84,754)
Land acquisition and development | Pass
Recorded investment of loan risk ratings by class
Total loans receivables	34,632,857	48,284,733
Land acquisition and development | Special Mention
Recorded investment of loan risk ratings by class
Total loans receivables	4,549,053
Land acquisition and development | Substandard
Recorded investment of loan risk ratings by class
Total loans receivables	8,153,636	3,357,738
Real estate construction and development
Recorded investment of loan risk ratings by class
Total loans receivables	21,893,617	22,292,267
Less related specific allowance		(157,783)
Real estate construction and development | Pass
Recorded investment of loan risk ratings by class
Total loans receivables	21,504,850	19,717,698
Real estate construction and development | Substandard
Recorded investment of loan risk ratings by class
Total loans receivables	34,173	2,574,569
Real estate construction and development | Doubtful
Recorded investment of loan risk ratings by class
Total loans receivables	354,594
Commercial & multi-family real estate
Recorded investment of loan risk ratings by class
Total loans receivables	324,093,065	316,358,296
Less related specific allowance		(1,229,855)
Commercial & multi-family real estate | Pass
Recorded investment of loan risk ratings by class
Total loans receivables	297,366,661	264,896,753
Commercial & multi-family real estate | Special Mention
Recorded investment of loan risk ratings by class
Total loans receivables	1,189,914	12,549,086
Commercial & multi-family real estate | Substandard
Recorded investment of loan risk ratings by class
Total loans receivables	22,729,017	38,707,248
Commercial & multi-family real estate | Doubtful
Recorded investment of loan risk ratings by class
Total loans receivables	2,807,473	205,209
Commercial & industrial
Recorded investment of loan risk ratings by class
Total loans receivables	198,109,036	181,256,776
Less related specific allowance		(288,909)
Commercial & industrial | Pass
Recorded investment of loan risk ratings by class
Total loans receivables	184,570,394	162,411,843
Commercial & industrial | Special Mention
Recorded investment of loan risk ratings by class
Total loans receivables	575,990	10,499,378
Commercial & industrial | Substandard
Recorded investment of loan risk ratings by class
Total loans receivables	12,962,652	8,044,643
Commercial & industrial | Doubtful
Recorded investment of loan risk ratings by class
Total loans receivables		300,912
Consumer and other
Recorded investment of loan risk ratings by class
Total loans receivables	2,680,065	3,123,835
Less related specific allowance		(391,497)
Consumer and other | Pass
Recorded investment of loan risk ratings by class
Total loans receivables	2,535,130	2,654,369
Consumer and other | Substandard
Recorded investment of loan risk ratings by class
Total loans receivables		290,168
Consumer and other | Doubtful
Recorded investment of loan risk ratings by class
Total loans receivables	$ 144,935	$ 179,298

LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details 9) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES
Period of repayment performance for restructured loan to be removed from the troubled debt restructuring classification	1 year
Period of repayment performance for restructured loan to return to performing status	6 months
Delinquent period for classification to defaulted loans	90 days
Troubled Debt Restructurings
Unpaid Principal Balance Net of Charge-offs	$ 47,417,556	$ 50,467,665
Recorded Investment	47,619,353	50,673,595
Total Restructured During The Period	15,399,298	19,722,370	23,816,514
Defaulted During The Period	19,746,031	13,582,172	11,048,312
Amount of additional funds (undisbursed) committed to borrowers who were included in troubled debt restructured status	5,000	134,000
Gross amount of interest that would have been recognized under the original terms of renegotiated loans	3,400,000	3,100,000
Actual amount of interest income recognized under the restructured terms	2,100,000	2,900,000
Provisions for losses related to restructured loans	3,600,000	6,100,000
Loans modified and classified as troubled debt restructurings included in impaired loans	47,619,353	50,673,595
Loans modified and classified as troubled debt restructurings included in impaired loans, performing as agreed under the modified terms of the loans	22,200,000	24,500,000
Loans modified and classified as troubled debt restructurings included in impaired loans, percentage performing as agreed under the modified terms of the loans	74.00%	63.80%
Loans modified and classified as troubled debt, excluded from non-performing category	17,400,000	12,100,000
Specific reserves related to troubled debt restructurings	625,000	4,200,000
Residential mortgage loans
Troubled Debt Restructurings
Total Restructured During The Period	7,667,713	11,916,113	18,686,051
Defaulted During The Period	17,826,288	12,931,213	3,121,377
Commercial loans
Troubled Debt Restructurings
Total Restructured During The Period	7,689,631	7,806,257	5,130,463
Defaulted During The Period	1,607,578	650,959	7,926,935
Consumer loans
Troubled Debt Restructurings
Total Restructured During The Period	41,954
Defaulted During The Period	312,165
Non-performing loans
Troubled Debt Restructurings
Unpaid Principal Balance Net of Charge-offs	30,015,101	38,341,340
Recorded Investment	30,140,087	38,478,520
Loans modified and classified as troubled debt restructurings included in impaired loans	30,140,087	38,478,520
Troubled debt restructurings current under restructured terms
Troubled Debt Restructurings
Unpaid Principal Balance Net of Charge-offs	22,198,364	24,477,261
Recorded Investment	22,284,401	24,554,899
Loans modified and classified as troubled debt restructurings included in impaired loans	22,284,401	24,554,899
Troubled debt restructurings past due under restructured terms
Troubled Debt Restructurings
Unpaid Principal Balance Net of Charge-offs	7,816,737	13,864,079
Recorded Investment	7,855,686	13,923,621
Loans modified and classified as troubled debt restructurings included in impaired loans	7,855,686	13,923,621
Troubled debt restructurings returned to accrual status
Troubled Debt Restructurings
Unpaid Principal Balance Net of Charge-offs	17,402,455	12,126,352
Recorded Investment	17,479,266	12,195,075
Loans modified and classified as troubled debt restructurings included in impaired loans	$ 17,479,266	$ 12,195,075

REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS
Real estate acquired in settlement of loans, gross	$ 18,658,943	$ 21,233,614
Less allowance for losses	(4,706,775)	(2,515,800)	(1,651,100)	(274,076)
Total	13,952,168	18,717,814
Activity in the allowance for losses on real estate acquired in settlement of loans
Balance, beginning of year	2,515,800	1,651,100	274,076
Provision charged to non-interest expense	3,175,919	2,118,500	2,181,900
Charge-offs	(984,944)	(1,253,800)	(804,876)
Balance, end of year	4,706,775	2,515,800	1,651,100
Residential real estate
REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS
Real estate acquired in settlement of loans, gross	2,798,934	3,231,813
Commercial real estate
REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS
Real estate acquired in settlement of loans, gross	$ 15,860,009	$ 18,001,801

PREMISES AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
PREMISES AND EQUIPMENT
Premises and equipment, gross	$ 34,442,475	$ 32,798,249
Less accumulated depreciation	(16,026,498)	(14,340,083)
Total	18,415,977	18,458,166
Depreciation expense on premises and equipment	1,988,670	2,009,616	1,855,879
Rent expense under operating leases
Rent expense paid	1,000,000	849,000	690,000
Future minimum rental commitments under non-cancelable leases
Due in year ending September 30, 2013	985,502
Due in year ending September 30, 2014	756,248
Due in year ending September 30, 2015	695,420
Due in year ending September 30, 2016	669,988
Due in year ending September 30, 2017	651,342
Thereafter	1,136,280
Total	4,894,780
Land
PREMISES AND EQUIPMENT
Premises and equipment, gross	5,578,914	5,609,693
Office buildings and improvements
PREMISES AND EQUIPMENT
Premises and equipment, gross	16,120,660	15,737,264
Furniture and equipment
PREMISES AND EQUIPMENT
Premises and equipment, gross	$ 12,742,901	$ 11,451,292

DEPOSITS (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Amount, transaction accounts:
Non-interest-bearing checking	$ 173,374,357	$ 150,430,677
Interest-bearing checking	297,523,150	328,274,827
Savings accounts	37,257,868	35,713,661
Money market	149,193,821	183,873,574
Total transaction accounts	657,349,196	698,292,739
Amount, certificates of deposit:
Total certificates of deposit	445,330,577	424,232,174
Total	1,102,679,773	1,122,524,913
Weighted Average Interest Rate, transaction accounts:
Interest-bearing checking (as a percent)	0.14%	0.28%
Savings accounts (as a percent)	0.14%	0.14%
Money market (as a percent)	0.26%	0.33%
Total transaction accounts (as a percent)	0.13%	0.22%
Weighted Average Interest Rate, certificates of deposit:
Certificates of deposit (as a percent)	1.02%	1.48%
Total (as a percent)	0.49%	0.70%
Certificates of deposit, additional disclosure
Certificates of deposit with a minimum principal amount of $100,000	246,500,000	226,200,000
Certificates of deposit, obtained from national brokers		8,400,000
Weighted-average interest rates, brokered deposits (as a percent)		5.23%
Certificates of deposit - 0.00% to 0.99%
Amount, certificates of deposit:
Total certificates of deposit	174,660,797	142,890,688
Weighted Average Interest Rate, certificates of deposit:
Certificates of deposit (as a percent)	0.45%	0.48%
Certificates of deposit - 0.00% to 0.99% | Minimum
Weighted Average Interest Rate, transaction accounts:
Interest Rate, certificates of deposit (as a percent)	0.00%	0.00%
Certificates of deposit - 0.00% to 0.99% | Maximum
Weighted Average Interest Rate, transaction accounts:
Interest Rate, certificates of deposit (as a percent)	0.99%	0.99%
Certificates of deposit - 1.00% to 1.99%
Amount, certificates of deposit:
Total certificates of deposit	258,372,538	203,692,301
Weighted Average Interest Rate, certificates of deposit:
Certificates of deposit (as a percent)	1.34%	1.53%
Certificates of deposit - 1.00% to 1.99% | Minimum
Weighted Average Interest Rate, transaction accounts:
Interest Rate, certificates of deposit (as a percent)	1.00%	1.00%
Certificates of deposit - 1.00% to 1.99% | Maximum
Weighted Average Interest Rate, transaction accounts:
Interest Rate, certificates of deposit (as a percent)	1.99%	1.99%
Certificates of deposit - 2.00% to 2.99%
Amount, certificates of deposit:
Total certificates of deposit	9,981,033	27,191,874
Weighted Average Interest Rate, certificates of deposit:
Certificates of deposit (as a percent)	2.24%	2.46%
Certificates of deposit - 2.00% to 2.99% | Minimum
Weighted Average Interest Rate, transaction accounts:
Interest Rate, certificates of deposit (as a percent)	2.00%	2.00%
Certificates of deposit - 2.00% to 2.99% | Maximum
Weighted Average Interest Rate, transaction accounts:
Interest Rate, certificates of deposit (as a percent)	2.99%	2.99%
Certificates of deposit - 3.00% to 3.99%
Amount, certificates of deposit:
Total certificates of deposit	665,884	40,107,262
Weighted Average Interest Rate, certificates of deposit:
Certificates of deposit (as a percent)	3.83%	3.20%
Certificates of deposit - 3.00% to 3.99% | Minimum
Weighted Average Interest Rate, transaction accounts:
Interest Rate, certificates of deposit (as a percent)	3.00%	3.00%
Certificates of deposit - 3.00% to 3.99% | Maximum
Weighted Average Interest Rate, transaction accounts:
Interest Rate, certificates of deposit (as a percent)	3.99%	3.99%
Certificates of deposit - 4.00% to 4.99%
Amount, certificates of deposit:
Total certificates of deposit	1,650,325	1,864,014
Weighted Average Interest Rate, certificates of deposit:
Certificates of deposit (as a percent)	4.19%	4.22%
Certificates of deposit - 4.00% to 4.99% | Minimum
Weighted Average Interest Rate, transaction accounts:
Interest Rate, certificates of deposit (as a percent)	4.00%	4.00%
Certificates of deposit - 4.00% to 4.99% | Maximum
Weighted Average Interest Rate, transaction accounts:
Interest Rate, certificates of deposit (as a percent)	4.99%	4.99%
Certificates of deposit - 5.00% to 5.99%
Amount, certificates of deposit:
Total certificates of deposit		$ 8,486,035
Weighted Average Interest Rate, certificates of deposit:
Certificates of deposit (as a percent)		5.23%
Certificates of deposit - 5.00% to 5.99% | Minimum
Weighted Average Interest Rate, transaction accounts:
Interest Rate, certificates of deposit (as a percent)	5.00%	5.00%
Certificates of deposit - 5.00% to 5.99% | Maximum
Weighted Average Interest Rate, transaction accounts:
Interest Rate, certificates of deposit (as a percent)	5.99%	5.99%

DEPOSITS (Details 2) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Maturing within: three months ending
December 31, 2012	$ 103,052,206
March 31, 2013	72,023,548
June 30, 2013	66,334,646
September 30, 2013	60,859,873
Maturing within: year ending
September 30, 2014	130,028,650
September 30, 2015	7,157,561
September 30, 2016	3,328,143
September 30, 2017	2,545,950
Total certificates of deposit	445,330,577	424,232,174
Interest expense on deposits
Interest-bearing checking	1,183,041	2,563,968	3,667,002
Savings	81,415	58,269	59,133
Money market	842,182	1,342,532	2,146,037
Certificates of deposit	5,109,586	7,409,683	10,262,192
Total	$ 7,216,224	$ 11,374,452	$ 16,134,364

ADVANCES FROM THE FEDERAL HOME LOAN BANK (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Maturing within the year ending September 30, Amount
2012	$ 60,000,000
2015	25,000,000
2015		25,000,000
Thereafter	4,000,000
Thereafter		4,000,000
Total	89,000,000	29,000,000
Maturing within the year ending September 30, Weighted Average Interest Rate
2012 (as a percent)	0.25%
2015 (as a percent)	2.70%
2015 (as a percent)		2.70%
Thereafter (as a percent)	5.48%
Thereafter (as a percent)		5.48%
Total (as a percent)	1.18%	3.08%
Additional disclosure of advances from the Federal Home Loan Bank
Average balances of advances	32,200,000	81,400,000
Maximum month-end balances	89,000,000	257,500,000
Average rates paid during the years (as a percent)	2.86%	1.32%
Ability to borrow funds equal to percentage of total assets	25.00%
Additional borrowing capacity available under the arrangement	$ 168,600,000

BORROWINGS FROM THE FEDERAL RESERVE BANK (Details) (Borrowings from Federal Reserve Bank, USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 30, 2012
BORROWINGS FROM THE FEDERAL RESERVE BANK
Short-term borrowing maximum maturity period	28 days
Additional borrowing capacity available	$ 149.5
Commercial loans
BORROWINGS FROM THE FEDERAL RESERVE BANK
Loans assigned as collateral	$ 192.3

SUBORDINATED DEBENTURES (Details) (Special-purpose subsidiary, USD $)	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Mar. 31, 2004 Trust I	Sep. 30, 2012 Trust I	Sep. 30, 2012 Trust I Junior subordinated deferrable interest debentures Pulaski Financial Corp.	Mar. 30, 2004 Trust I Junior subordinated deferrable interest debentures Pulaski Financial Corp.	Dec. 31, 2004 Trust II	Sep. 30, 2012 Trust II	Sep. 30, 2012 Trust II Junior subordinated deferrable interest debentures Pulaski Financial Corp.	Dec. 15, 2004 Trust II Junior subordinated deferrable interest debentures Pulaski Financial Corp.
SUBORDINATED DEBENTURES
Proceeds from issuance of adjustable-rate preferred securities	$ 9,000,000				$ 10,000,000
Company's capital contribution for Trust's common securities	279,000				310,000
Aggregate principal amount				$ 9,300,000				$ 10,300,000
Interest rate on debentures (as a percent)			3.09%				2.25%
Interest rate on capital securities (as a percent)		3.09%				2.25%
Basis to determine variable interest rate on debentures			three-month LIBOR				three-month LIBOR
Basis to determine variable interest rate on capital securities		three-month LIBOR				three-month LIBOR
Margin over variable rate basis on debentures (as a percent)			2.70%				1.86%
Margin over variable rate basis on capital securities (as a percent)		2.70%				1.86%

LIABILITY FOR LOANS SOLD (Details) (Liability for loans sold, USD $)	12 Months Ended
	Sep. 30, 2012 item	Sep. 30, 2011
Liability for loans sold
Liability for loans sold
Borrower default period for repurchase mortgage loans sold (in days)	90 days
Notice period for breaches of contractual representations or warranties made at the time of sale of loans (in days)	90 days
Principal balance of loans sold	$ 343,000,000	$ 266,000,000
Principal balance of mortgage loan repurchase demands on loans previously sold
Received during period	16,639,000	16,700,000
Resolved during period	20,228,000	15,061,000
Unresolved at end of period	5,066,000	8,655,000
Changes in the mortgage loan repurchase reserve
Balance at beginning of period	1,257,146	470,983
Provisions charged to period	2,005,865	1,650,406
Amounts paid to resolve demands	(2,285,877)	(864,243)
Balance at end of period	977,134	1,257,146
Amount paid to settle all past, present and potential future make-whole and repurchase claims	$ 1,950,000
Number of largest mortgage loan investors to whom amount paid to settle all past, present and potential future make-whole and repurchase claims	2
Share of loans settled to total loans sold	0.33

INCOME TAXES (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Current expense:
Federal									$ 2,614,954	$ 2,387,642	$ 4,102,344
State									527,100	377,500	18,100
Deferred expense (benefit)									1,121,173	384,665	(3,861,067)
Total	1,129,145	1,212,795	564,780	1,356,507	835,205	566,349	402,313	1,345,940	4,263,227	3,149,807	259,377
Income tax expense differs from that computed at the federal statutory rate, Amount
Tax at statutory federal income tax rate									4,932,520	3,812,959	1,207,736
Non-taxable income from bank-owned life insurance									(350,563)	(364,357)	(371,331)
Non-taxable interest and dividends									(517,512)	(487,417)	(440,263)
State taxes, net of federal benefit									342,615	249,150	11,946
Other, net									(143,833)	(60,528)	(148,711)
Total	$ 1,129,145	$ 1,212,795	$ 564,780	$ 1,356,507	$ 835,205	$ 566,349	$ 402,313	$ 1,345,940	$ 4,263,227	$ 3,149,807	$ 259,377
Income tax expense differs from that computed at the federal statutory rate, %
Tax at statutory federal income tax rate (as a percent)									35.00%	34.00%	34.00%
Non-taxable income from bank-owned life insurance (as a percent)									(2.50%)	(3.30%)	(10.40%)
Non-taxable interest and dividends (as a percent)									(3.70%)	(4.30%)	(12.40%)
State taxes, net of federal benefit (as a percent)									2.40%	2.20%	0.30%
Other, net (as a percent)									(0.90%)	(0.50%)	(4.20%)
Total (as a percent)									30.30%	28.10%	7.30%

INCOME TAXES (Details 2) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Deferred tax assets:
Allowance for loan losses	$ 8,378,598	$ 10,661,185
Restricted stock awards	625,609	341,262
Non-accrual interest	733,418	328,138
Deferred compensation	2,013,960	1,894,867
Equity investments	117,870	129,692
Other	739,580	402,482
Total deferred tax assets	12,609,035	13,757,626
Deferred tax liabilities:
FHLB stock dividends	152,311	152,311
Core deposit intangible	15,559	30,185
Premises and equipment	768,039	777,827
Unrealized gains on securities available for sale	13,161	190
Other	21,473	24,476
Total deferred tax liabilities	970,543	984,989
Net deferred tax assets	$ 11,638,492	$ 12,772,637

INCOME TAXES (Details 3) (USD $)	12 Months Ended
Sep. 30, 2012
INCOME TAXES
Unrecognized tax benefits	$ 137,000
Unrecognized tax benefits affecting effective tax rate if recognized	129,000
Accrued payment of interest and penalties	8,000
Aggregate changes in the balance of gross unrecognized tax benefits, which excludes interest and penalties
Balance at beginning of the period	129,000
Increases related to tax positions taken during the current period	33,000
Decreases related to the expiration of the statute of limitations	(33,000)
Balance at end of the period	129,000
Tax bad debt deductions, net in retained earnings
Deferred tax liability not recognized
Tax bad debt deductions, net of actual bad debts and bad debt recoveries	$ 4,100,000

PREFERRED STOCK (Details) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2009	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Jan. 16, 2009
Stockholders' equity
Preferred stock, liquidation preference (in dollars per share)		$ 1,000	$ 1,000	$ 1,000
Quarterly cash dividends paid			$ 0.38	$ 0.38	$ 0.38
Warrant to purchase the shares of common stock (in shares)						778,421
Term of warrant (in years)	10 years
Exercise price of warrants (in dollars per share)						$ 6.27
Proceeds from issuance of preferred stock and of warrants	$ 32,500,000
Proceeds allocated to the Warrant	2,200,000
Repurchase from private investors in par value		7,100,000
Percentage of outstanding shares of preferred stock repurchased		22.00%
Repurchase of preferred shares, net		6,600,000	6,608,067
Average discount from par value (as a percent)		7.20%
Benefit from repurchase of stock		364,000
Repurchase of common stock warrant		1,100,000	1,110,000
Reduction in total stockholders' equity from repurchase		$ 7,700,000	$ 7,700,000
Warrant
Stockholders' equity
Risk-free interest rate (as a percent)	4.30%
Expected volatility (as a percent)	35.53%
Dividend yield (as a percent)	4.50%
Series A Preferred Stock
Stockholders' equity
Preferred stock, liquidation preference (in dollars per share)						$ 1,000
Risk-adjusted rate of return (as a percent)	12.00%
Period over which cumulative Preferred Stock dividends are paid at 5% per year (in years)	5 years
Period of accretion of discount on preferred stock (in years)	5 years
Series A Preferred Stock | First five years (January 16, 2009 to January 16, 2014)
Stockholders' equity
Annual preferred stock dividend rate (as a percent)	5.00%
Series A Preferred Stock | Thereafter (beginning January 16, 2014)
Stockholders' equity
Annual preferred stock dividend rate (as a percent)	9.00%

REGULATORY CAPITAL REQUIREMENTS (Details) (Bank, USD $)	Sep. 30, 2012	Sep. 30, 2011
Bank
Tangible capital (to total assets)
Actual Amount	$ 129,223,000	$ 132,729,000
Actual Ratio (as a percent)	9.63%	10.18%
Capital Adequacy Purposes Amount	20,134,000	19,563,000
Capital Adequacy Purposes Ratio (as a percent)	1.50%	1.50%
Total risk-based capital (to risk- weighted assets)
Actual Amount	142,378,000	146,214,000
Actual Ratio (as a percent)	13.58%	13.59%
Capital Adequacy Purposes Amount	83,873,000	86,046,000
Capital Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
Well Capitalized Amount	104,841,000	107,558,000
Well Capitalized Ratio (as a percent)	10.00%	10.00%
Tier I risk-based capital (to risk- weighted assets)
Actual Amount	129,223,000	132,729,000
Actual Ratio (as a percent)	12.33%	12.34%
Well Capitalized Amount	62,905,000	64,535,000
Well Capitalized Ratio (as a percent)	6.00%	6.00%
Tier I leverage capital (to average assets)
Actual Amount	129,223,000	132,729,000
Actual Ratio (as a percent)	9.63%	10.18%
Capital Adequacy Purposes Amount	53,690,000	52,169,000
Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Well Capitalized Amount	67,113,000	65,211,000
Well Capitalized Ratio (as a percent)	5.00%	5.00%
Reconciliation of the Tier I stockholders' equity and regulatory risk-based capital
Tier I stockholders' equity	133,231,000
Deduct: Intangible assets	(3,980,000)
Deduct: Disallowed servicing rights	(6,000)
Add: Unrealized gains on available-for-sale securities	(22,000)
Tangible capital	129,223,000	132,729,000
Add: General valuation allowances	13,155,000
Total risk-based capital	$ 142,378,000	$ 146,214,000

EMPLOYEE BENEFITS (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Stock option program
Cash received from stock options exercised	$ 503,422	$ 193,955	$ 196,829
Restricted stock awards
Summary of restricted stock award activity
Nonvested at beginning of year (in shares)	115,078	67,219	24,477
Granted (in shares)	298,727	67,248	49,012
Vested (in shares)	(47,877)	(12,996)	(5,658)
Forfeited (in shares)	(758)	(6,393)	(612)
Nonvested at end of year (in shares)	365,170	115,078	67,219
Restricted Stock Awards, Weighted Average Grant-Date Fair Value
Nonvested at beginning of year (in dollars per share)	$ 6.89	$ 6.45	$ 4.88
Granted (in dollars per share)	$ 7.05	$ 7.49	$ 7.37
Vested (in dollars per share)	$ 6.02	$ 7.43	$ 7.52
Forfeited (in dollars per share)	$ 6.59	$ 7.43	$ 7.37
Nonvested at end of year (in dollars per share)	$ 7.13	$ 6.89	$ 6.45
Restricted stock awards | Performance-based | Executive officers
Summary of restricted stock award activity
Granted (in shares)	250,000
Restricted stock awards
Number of executive officers to whom awards are granted	6
Percentage of shares received required to be held	33.33%
Period from the date of date of vesting during which awards received are required to be held	5 years
Restricted stock awards | Performance-based | Date of the filing of the annual report on Form 10-K for the year ended September 30, 2012 | Executive officers
Restricted stock awards
Percentage of restricted stock which will vest	25.00%
Restricted stock awards | Performance-based | Date of the filing of the annual report on Form 10-K for the year ended September 30, 2013 | Executive officers
Restricted stock awards
Percentage of restricted stock which will vest	25.00%
Restricted stock awards | Performance-based | Date of the filing of the annual report on Form 10-K for the year ended September 30, 2014 | Executive officers
Restricted stock awards
Percentage of restricted stock which will vest	50.00%
Stock option awards
EMPLOYEE BENEFITS
Expiration period	10 years
Summary of stock option program activity
Outstanding at beginning of year (in shares)	759,684	849,840	930,306
Granted (in shares)			16,000
Exercised (in shares)	(84,456)	(33,397)	(72,900)
Forfeited (in shares)	(45,292)	(56,759)	(23,566)
Outstanding at end of year (in shares)	629,936	759,684	849,840
Exercisable at end of year (in shares)	578,387	604,387	558,093
Stock Option Program, Weighted Average Exercise Price
Outstanding at beginning of year (in dollars per share)	$ 10.56	$ 10.4	$ 9.82
Granted (in dollars per share)			$ 7.19
Exercised (in dollars per share)	$ 5.96	$ 5.81	$ 2.7
Forfeited (in dollars per share)	$ 10.18	$ 10.96	$ 9.23
Outstanding at end of year (in dollars per share)	$ 11.2	$ 10.56	$ 10.4
Exercisable at end of year (in dollars per share)	$ 11.19	$ 10.65	$ 10.5
Stock Option Program, Aggregate Intrinsic Value
Outstanding at end of year (in dollars)	161,525
Exercisable at end of year (in dollars)	155,886
Stock Option Program, Weighted Average Remaining Contractual Life
Outstanding at end of year	4 years 8 months 12 days
Exercisable at end of year	4 years 7 months 6 days
Stock option program
Weighted-average fair value per share of options granted (in dollars per share)			$ 1.8
Cash received from stock options exercised	503,000	194,000	197,000
Total intrinsic value of stock options exercised	$ 110,000	$ 51,000	$ 298,000
Stock option awards | Minimum
EMPLOYEE BENEFITS
Vesting period	3 years
Stock option awards | Maximum
EMPLOYEE BENEFITS
Vesting period	5 years
Stock option awards | Executive officers and directors
Summary of stock option program activity
Exercised (in shares)	(38,914)
Stock-based incentive plans
EMPLOYEE BENEFITS
Reserved but unissued shares that can be awarded in the form of stock options or restricted share awards	120,026

EMPLOYEE BENEFITS (Details 2) (Options, USD $)	12 Months Ended
Sep. 30, 2012
Range of Exercise Prices, $5.45 - $5.99
Options outstanding, by range of exercise prices
Exercise price low end of range (in dollars per share)	$ 5.45
Exercise price high end of range (in dollars per share)	$ 5.99
Options Outstanding - Number (in shares)	15,000
Options Outstanding - Weighted Average Remaining Contractual Life	6 years 3 months 22 days
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 5.69
Options Exercisable - Number (in shares)	15,000
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 5.69
Range of Exercise Prices, $6.00 - $6.69
Options outstanding, by range of exercise prices
Exercise price low end of range (in dollars per share)	$ 6
Exercise price high end of range (in dollars per share)	$ 6.99
Options Outstanding - Number (in shares)	44,500
Options Outstanding - Weighted Average Remaining Contractual Life	6 years 4 months 17 days
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 6.62
Options Exercisable - Number (in shares)	42,767
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 6.64
Range of Exercise Prices, $7.00 - $7.99
Options outstanding, by range of exercise prices
Exercise price low end of range (in dollars per share)	$ 7
Exercise price high end of range (in dollars per share)	$ 7.99
Options Outstanding - Number (in shares)	85,500
Options Outstanding - Weighted Average Remaining Contractual Life	6 years 1 month 24 days
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 7.66
Options Exercisable - Number (in shares)	83,834
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 7.67
Range of Exercise Prices, $8.00 - $8.99
Options outstanding, by range of exercise prices
Exercise price low end of range (in dollars per share)	$ 8
Exercise price high end of range (in dollars per share)	$ 8.99
Options Outstanding - Number (in shares)	13,750
Options Outstanding - Weighted Average Remaining Contractual Life	6 years 10 months 10 days
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 8.38
Options Exercisable - Number (in shares)	13,750
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 8.38
Range of Exercise Prices, $9.00 - $8.99
Options outstanding, by range of exercise prices
Exercise price low end of range (in dollars per share)	$ 9
Exercise price high end of range (in dollars per share)	$ 9.99
Options Outstanding - Number (in shares)	49,500
Options Outstanding - Weighted Average Remaining Contractual Life	2 years 5 months 23 days
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 9.55
Options Exercisable - Number (in shares)	45,500
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 9.56
Range of Exercise Prices, $10.00 - $11.99
Options outstanding, by range of exercise prices
Exercise price low end of range (in dollars per share)	$ 10
Exercise price high end of range (in dollars per share)	$ 11.99
Options Outstanding - Number (in shares)	156,857
Options Outstanding - Weighted Average Remaining Contractual Life	5 years 1 month 6 days
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 11.12
Options Exercisable - Number (in shares)	132,907
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 11.12
Range of Exercise Prices, $12.00 - $13.99
Options outstanding, by range of exercise prices
Exercise price low end of range (in dollars per share)	$ 12
Exercise price high end of range (in dollars per share)	$ 13.99
Options Outstanding - Number (in shares)	183,256
Options Outstanding - Weighted Average Remaining Contractual Life	4 years 25 days
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 12.94
Options Exercisable - Number (in shares)	163,056
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 12.96
Range of Exercise Prices, $14.00 - $18.99
Options outstanding, by range of exercise prices
Exercise price low end of range (in dollars per share)	$ 14
Exercise price high end of range (in dollars per share)	$ 18.99
Options Outstanding - Number (in shares)	81,573
Options Outstanding - Weighted Average Remaining Contractual Life	3 years 7 months 2 days
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 16.14
Options Exercisable - Number (in shares)	81,573
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 16.14
Range of Exercise Prices, $5.45 - $18.99
Options outstanding, by range of exercise prices
Exercise price low end of range (in dollars per share)	$ 5.45
Exercise price high end of range (in dollars per share)	$ 18.99
Options Outstanding - Number (in shares)	629,936
Options Outstanding - Weighted Average Remaining Contractual Life	4 years 8 months 12 days
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 11.2
Options Exercisable - Number (in shares)	578,387
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 11.19

EMPLOYEE BENEFITS (Details 3) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
EMPLOYEE BENEFITS
Total expense	$ 1,179,683	$ 590,457	$ 555,086
Earnings per share, Basic (in dollars per share)	$ 0.07	$ 0.03	$ 0.03
Earnings per share, Diluted (in dollars per share)	$ 0.07	$ 0.03	$ 0.03
Equity Trust Plan
Number of shares withheld by the Company to fulfill tax withholding obligations of the distribution recipients			11,655
Equity Trust Plan | Equity Trust Plan shares | Minimum
Equity Trust Plan
Vesting period	2 years
Equity Trust Plan | Equity Trust Plan shares | Maximum
Equity Trust Plan
Vesting period	5 years
Equity Trust Plan | Key loan officers and sales staff | Equity Trust Plan shares
Equity Trust Plan
Shares purchased for award	27,211
Average price of shares purchased (in dollars per share)	$ 6.67
Distribution of shares to participants	141,606
Total market value of shares at the time of distribution	1,100,000
Number of shares withheld by the Company to fulfill tax withholding obligations of the distribution recipients	48,863
Equity Trust Plan | Key loan officers and sales staff | Equity Trust Plan shares | Minimum
Equity Trust Plan
Vesting period	3 years
Equity Trust Plan | Key loan officers and sales staff | Equity Trust Plan shares | Maximum
Equity Trust Plan
Vesting period	5 years
Stock option awards
Average assumptions used for estimated fair value of stock options using Black-Scholes option pricing model
Risk-free interest rate (as a percent)			2.53%
Expected volatility (as a percent)			36.39%
Expected life			5 years 7 months 6 days
Dividend yield (as a percent)			4.30%
Expected forfeiture rate (as a percent)			3.32%
Stock option awards | Minimum
Equity Trust Plan
Vesting period	3 years
Stock option awards | Maximum
Equity Trust Plan
Vesting period	5 years
Stock option awards | Stock options and awards, stock-based compensation plans
EMPLOYEE BENEFITS
Unrecognized compensation expense, unvested stock options	65,000
Weighted-average period for unrecognized compensation expenses expected to be recognized (in years)	6 months
Restricted stock awards
Equity Trust Plan
Distribution of shares to participants	47,877	12,996	5,658
Restricted stock awards | Stock options and awards, stock-based compensation plans
EMPLOYEE BENEFITS
Unrecognized compensation expense, restricted stock awards	$ 1,400,000
Weighted-average period for unrecognized compensation expenses expected to be recognized (in years)	1 year 9 months 18 days

EMPLOYEE BENEFITS (Details 4) (Bank, USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
KSOP
Employer's contributions to the plan	$ 302,000	$ 295,000	$ 148,000
Prior to January 1, 2010
KSOP
Employer matching contribution, percentage of employee contribution	75.00%
Maximum matching contribution as a percentage of participant's salary	5.00%
Effective January 1, 2011
KSOP
Employer matching contribution, percentage of employee contribution	50.00%
Maximum matching contribution as a percentage of participant's salary	5.00%

EMPLOYEE BENEFITS (Details 5) (Bank, Supplemental Retirement Agreement, Former chief executive officer, USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 1998	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Bank | Supplemental Retirement Agreement | Former chief executive officer
Supplemental Retirement Agreement
Monthly amount payable	$ 2,473
Term of the agreement commencing upon retirement	15 years
Net present value of these payments is reflected in other liabilities		5,000	33,000
Compensation expense		$ 1,700	$ 3,700	$ 6,000

EMPLOYEE BENEFITS (Details 6) (USD $)	12 Months Ended	1 Months Ended
	Sep. 30, 2010 Stock option awards	May 31, 2008 Employment Agreement CEO item	May 31, 2008 Employment Agreement CEO Stock option awards
Employment Agreement
Initial term of agreement		2 years
Number of stock option granted	16,000		100,000
Exercise price of stock option granted (in dollars per share)	$ 7.19		$ 12.84
Vesting period			5 years
Period of continued medical coverage if employment is terminated		24 months
Multiplier used to determine lump-sum payment in the event of a change in control and subsequent termination of employment		2
Period that soliciting services of any of the Company's employees and from competing with the Company are prohibited		2 years

COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Commitments to originate loans | Residential first and second mortgage loans
COMMITMENTS AND CONTINGENCIES
Notional amount of commitments	$ 121,096	$ 70,545
Commitments to originate loans | Commercial mortgage loans
COMMITMENTS AND CONTINGENCIES
Notional amount of commitments	46,058	21,744
Commitments to originate loans | Non-mortgage loans
COMMITMENTS AND CONTINGENCIES
Notional amount of commitments	12,458	19,436
Unused lines of credit
COMMITMENTS AND CONTINGENCIES
Notional amount of commitments	$ 195,002	$ 194,886

DERIVATIVES (Details) (USD $)	Sep. 30, 2008 Interest-rate swap contracts contract	Sep. 30, 2012 Interest-rate swap contract, Bank and loan customer	Sep. 30, 2008 Interest-rate swap contract, Bank and loan customer	Sep. 30, 2012 Interest-rate swap contract, Bank and major securities broker	Sep. 30, 2008 Interest-rate swap contract, Bank and major securities broker	Sep. 30, 2012 Unexpired interest rate lock commitments	Sep. 30, 2011 Unexpired interest rate lock commitments
DERIVATIVES
Notional amount						$ 179,600,000	$ 111,700,000
Number of interest rate swaps contracts entered into by the entity	2
Notional value of interest rate swap contracts	28,000,000		14,000,000		14,000,000
Value of variable-rate commercial loan relationship supported by derivative contracts	$ 14,000,000
Derivative fixed interest rate (as a percent)		6.58%		6.58%
Derivative variable rate basis		one-month LIBOR		one-month LIBOR
Derivative basis spread on variable rate (as a percent)		2.30%		2.30%

DERIVATIVES (Details 2) (Not designated for hedge treatment, Interest-rate swap, USD $)	Sep. 30, 2012	Sep. 30, 2011
Not designated for hedge treatment | Interest-rate swap
Fair values of the contracts
Fair value recorded in other assets	$ 1,360,000	$ 1,676,000
Fair value recorded in other liabilities	$ 1,360,000	$ 1,676,000

DERIVATIVES (Details 3) (Interest-rate swap, USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Derivative financial assets
Gross gains and losses on contracts recorded in non-interest expense in consolidated statement of income and comprehensive income
Gross gains (losses) on derivatives	$ 316,000	$ 183,000
Derivative financial liabilities
Gross gains and losses on contracts recorded in non-interest expense in consolidated statement of income and comprehensive income
Gross gains (losses) on derivatives	$ (316,000)	$ (183,000)

FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK AND CONCENTRATIONS OF CREDIT RISK (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK
Loans receivable held for sale	$ 180,574,694	$ 100,718,753
Standby letters of credit
FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK
Number of letters of credit outstanding	51	48
Letters of credit outstanding	4,600,000	4,800,000
Commitments to originate loans
FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK
Financial instruments	179,600,000	111,700,000
Loans committed to be sold	118,200,000	68,200,000
Unused lines of credit | Commercial
FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK
Financial instruments	102,300,000	71,300,000
Unused lines of credit | Consumer
FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK
Financial instruments	0	133,000
Unused lines of credit | Equity
FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK
Financial instruments	$ 92,700,000	$ 123,500,000

FAIR VALUE MEASUREMENTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Real Estate Acquired in Settlement of Loans
Charge-offs to allowance for loan losses at the time of foreclosure	$ 2.4	$ 4.6
Charge-offs to allowance for loan losses at the time of foreclosure as a percentage of principal balance	31.00%	23.00%
Residential real estate | Minimum
Real Estate Acquired in Settlement of Loans
Period of borrower's delinquency for inspection (in days)	45 days
Residential real estate | Maximum
Real Estate Acquired in Settlement of Loans
Period of borrower's delinquency for inspection (in days)	60 days
Commercial real estate | Minimum
Real Estate Acquired in Settlement of Loans
Period for review of listing prices of properties (in days)	30 days

FAIR VALUE MEASUREMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Fair Value Measurements Using Level 2 | Interest-rate swap
Assets:
Derivative assets	$ 1,360	$ 1,676
Liabilities:
Derivative liabilities	1,360	1,676
Fair Value Measurements Using Level 2 | Debt securities
Assets:
AFS	21,595	14,457
Fair Value Measurements Using Level 2 | Mortgage-backed securities
Assets:
AFS	326	2,752
Fair value on recurring basis | Total
Assets:
Total assets	23,281	18,885
Liabilities:
Total liabilities	1,360	1,676
Fair value on recurring basis | Total | Interest-rate swap
Assets:
Derivative assets	1,360	1,676
Liabilities:
Derivative liabilities	1,360	1,676
Fair value on recurring basis | Total | Debt securities
Assets:
AFS	21,595	14,457
Fair value on recurring basis | Total | Mortgage-backed securities
Assets:
AFS	326	2,752
Fair value on recurring basis | Fair Value Measurements Using Level 2
Assets:
Total assets	23,281	18,885
Liabilities:
Total liabilities	1,360	1,676
Fair value on recurring basis | Fair Value Measurements Using Level 2 | Interest-rate swap
Assets:
Derivative assets	1,360	1,676
Liabilities:
Derivative liabilities	1,360	1,676
Fair value on recurring basis | Fair Value Measurements Using Level 2 | Debt securities
Assets:
AFS	21,595	14,457
Fair value on recurring basis | Fair Value Measurements Using Level 2 | Mortgage-backed securities
Assets:
AFS	$ 326	$ 2,752

FAIR VALUE MEASUREMENTS (Details 3) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Assets:
Impaired loans, net	$ 65,122,367	$ 65,744,821
Real estate acquired in settlement of loans	13,952,168	18,717,814
Fair value on non-recurring basis | Total
Assets:
Impaired loans, net	4,008,000	17,481,000
Real estate acquired in settlement of loans	13,952,000	18,718,000
Total assets	17,960,000	36,199,000
Fair value on non-recurring basis | Fair Value Measurements Using Level 2
Assets:
Impaired loans, net		3,643,000
Total assets		3,643,000
Fair value on non-recurring basis | Fair Value Measurements Using Level 3
Assets:
Impaired loans, net	4,008,000	13,838,000
Real estate acquired in settlement of loans	13,952,000	18,718,000
Total assets	17,960,000	32,556,000
Fair value on non-recurring basis | Total (Gains)/Losses Recognized
Assets:
Loans held for sale		598,000
Impaired loans, net	6,083,000	3,210,000
Real estate acquired in settlement of loans	5,790,000	7,538,000
Total assets	$ 11,873,000	$ 11,346,000

DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
ASSETS:
Cash and cash equivalents	$ 62,334,922	$ 57,071,006	$ 15,602,804	$ 37,450,664
Mortgage-backed securities - HTM	6,096,227	7,727,314
Accrued interest receivable	3,888,611	3,852,790
LIABILITIES:
Advances from the FHLB	89,000,000	29,000,000
Accrued interest payable	695,111	840,186
Estimated Fair Value, Level 1
ASSETS:
Cash and cash equivalents	62,335,000	57,071,000
Mortgage loans held for sale	185,641,000	103,286,000
Estimated Fair Value, Level 2
ASSETS:
Capital stock of FHLB	5,559,000	3,100,000
Mortgage-backed securities - HTM	6,096,000	7,727,000
Accrued interest receivable	3,889,000	3,853,000
LIABILITIES:
Advances from the FHLB	91,864,000	31,216,000
Subordinated debentures	19,583,000	19,583,000
Accrued interest payable	695,000	840,000
Estimated Fair Value, Level 2 | Deposit transaction accounts
LIABILITIES:
Deposits	657,349,000	698,293,000
Estimated Fair Value, Level 2 | Certificate of deposits
LIABILITIES:
Deposits	446,529,000	428,088,000
Estimated Fair Value, Level 2 | Interest-rate swap
ASSETS:
Derivative assets	1,360,000	1,676,000
LIABILITIES:
Derivative liabilities	1,360,000	1,676,000
Estimated Fair Value, Level 2 | Debt securities
ASSETS:
AFS	21,595,000	14,457,000
Estimated Fair Value, Level 2 | Mortgage-backed securities
ASSETS:
AFS	326,000	2,752,000
Estimated Fair Value, Level 3
ASSETS:
Loans receivable	1,024,992,000	1,075,459,000
Carrying Value
ASSETS:
Cash and cash equivalents	62,335,000	57,071,000
Capital stock of FHLB	5,559,000	3,100,000
Mortgage-backed securities - HTM	5,657,000	7,234,000
Mortgage loans held for sale	180,575,000	100,719,000
Loans receivable	975,728,000	1,021,273,000
Accrued interest receivable	3,889,000	3,853,000
LIABILITIES:
Advances from the FHLB	89,000,000	29,000,000
Subordinated debentures	19,589,000	19,589,000
Accrued interest payable	695,000	840,000
Carrying Value | Deposit transaction accounts
LIABILITIES:
Deposits	657,349,000	698,293,000
Carrying Value | Certificate of deposits
LIABILITIES:
Deposits	445,331,000	424,232,000
Carrying Value | Interest-rate swap
ASSETS:
Derivative assets	1,360,000	1,676,000
LIABILITIES:
Derivative liabilities	1,360,000	1,676,000
Carrying Value | Debt securities
ASSETS:
AFS	21,595,000	14,457,000
Carrying Value | Mortgage-backed securities
ASSETS:
AFS	$ 326,000	$ 2,752,000

SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
Interest income	$ 13,410,827	$ 13,663,082	$ 14,010,747	$ 14,623,636	$ 14,136,014	$ 14,174,594	$ 14,817,644	$ 17,124,421	$ 55,708,292	$ 60,252,673	$ 65,104,190
Interest expense	1,963,062	2,015,743	2,189,945	2,509,051	2,815,554	3,096,072	3,331,453	3,708,226	8,677,801	12,951,305	18,392,393
Net interest income	11,447,765	11,647,339	11,820,802	12,114,585	11,320,460	11,078,522	11,486,191	13,416,195	47,030,491	47,301,368	46,711,797
Provision for loan losses	2,950,000	3,000,000	5,500,000	3,000,000	3,000,000	4,000,000	3,500,000	4,300,000	14,450,000	14,800,000	26,064,000
Net interest income after provision for loan losses	8,497,765	8,647,339	6,320,802	9,114,585	8,320,460	7,078,522	7,986,191	9,116,195	32,580,491	32,501,368	20,647,797
Non-interest income	4,631,462	4,102,096	3,554,725	3,415,425	3,584,834	3,073,936	2,690,864	3,648,171	15,703,708	12,997,805	14,840,478
Non-interest expense	9,327,727	8,790,391	7,941,739	8,131,427	8,889,608	7,885,855	9,208,052	8,301,074	34,191,284	34,284,589	31,936,111
Income before income taxes	3,801,500	3,959,044	1,933,788	4,398,583	3,015,686	2,266,603	1,469,003	4,463,292	14,092,915	11,214,584	3,552,164
Income tax expense (benefit)	1,129,145	1,212,795	564,780	1,356,507	835,205	566,349	402,313	1,345,940	4,263,227	3,149,807	259,377
Net income	2,672,355	2,746,249	1,369,008	3,042,076	2,180,481	1,700,254	1,066,690	3,117,352	9,829,688	8,064,777	3,292,787
Income available to common shares	$ 2,541,903	$ 2,228,000	$ 851,149	$ 2,524,606	$ 1,663,399	$ 1,183,558	$ 550,379	$ 2,601,425	$ 8,145,658	$ 5,998,761	$ 1,232,887
Earnings per common share - basic (in dollars per shares)	$ 0.24	$ 0.21	$ 0.08	$ 0.24	$ 0.16	$ 0.11	$ 0.05	$ 0.25	$ 0.76	$ 0.57	$ 0.12
Earnings per common share - diluted (in dollars per shares)	$ 0.23	$ 0.2	$ 0.08	$ 0.23	$ 0.15	$ 0.11	$ 0.05	$ 0.24	$ 0.74	$ 0.55	$ 0.12
Weighted average common shares outstanding - basic (in shares)	10,742,660	10,709,072	10,659,123	10,605,620	10,574,405	10,558,910	10,532,730	10,507,158	10,679,091	10,543,316	10,380,822
Weighted average common shares outstanding - diluted (in shares)	11,019,007	11,121,025	11,132,612	11,004,706	10,962,188	11,009,935	10,986,206	10,925,023	10,993,862	10,987,605	10,626,919

CONDENSED PARENT-COMPANY-ONLY FINANCIAL STATEMENTS (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
ASSETS:
Total assets	$ 1,347,517,426	$ 1,309,208,636
LIABILITIES:
Other liabilities	11,796,985	12,138,433
Total liabilities	1,229,350,254	1,189,038,450
Total stockholders' equity	118,167,172	120,170,186	116,353,281	116,961,370
Total liabilities and stockholders' equity	1,347,517,426	1,309,208,636
Parent-company-only
ASSETS:
Cash and cash equivalents	82,678	119,182	109,083	96,970
Investment in Bank	133,230,503	136,799,101
Intercompany loan to Bank	4,360,000	3,350,000
Other assets	2,051,521	1,866,536
Total assets	139,724,702	142,134,819
LIABILITIES:
Subordinated debentures	19,589,000	19,589,000
Dividends payable	1,078,292	1,043,740
Other liabilities	890,238	1,331,893
Total liabilities	21,557,530	21,964,633
Total stockholders' equity	118,167,172	120,170,186
Total liabilities and stockholders' equity	$ 139,724,702	$ 142,134,819

CONDENSED PARENT-COMPANY-ONLY FINANCIAL STATEMENTS (Details 2) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Condensed Statements of Income
Interest expense	$ 1,963,062	$ 2,015,743	$ 2,189,945	$ 2,509,051	$ 2,815,554	$ 3,096,072	$ 3,331,453	$ 3,708,226	$ 8,677,801	$ 12,951,305	$ 18,392,393
Net interest expense	11,447,765	11,647,339	11,820,802	12,114,585	11,320,460	11,078,522	11,486,191	13,416,195	47,030,491	47,301,368	46,711,797
Non-interest income	4,631,462	4,102,096	3,554,725	3,415,425	3,584,834	3,073,936	2,690,864	3,648,171	15,703,708	12,997,805	14,840,478
Non-interest expense	9,327,727	8,790,391	7,941,739	8,131,427	8,889,608	7,885,855	9,208,052	8,301,074	34,191,284	34,284,589	31,936,111
(Loss) income before income taxes and equity in earnings of Bank	3,801,500	3,959,044	1,933,788	4,398,583	3,015,686	2,266,603	1,469,003	4,463,292	14,092,915	11,214,584	3,552,164
Income tax expense (benefit)	1,129,145	1,212,795	564,780	1,356,507	835,205	566,349	402,313	1,345,940	4,263,227	3,149,807	259,377
Net income	2,672,355	2,746,249	1,369,008	3,042,076	2,180,481	1,700,254	1,066,690	3,117,352	9,829,688	8,064,777	3,292,787
Income available to common shares	2,541,903	2,228,000	851,149	2,524,606	1,663,399	1,183,558	550,379	2,601,425	8,145,658	5,998,761	1,232,887
Parent-company-only
Condensed Statements of Income
Interest income									131,051	69,129	45,849
Interest expense									541,727	505,889	515,307
Net interest expense									(410,676)	(436,760)	(469,458)
Non-interest income									1,041,468	1,112,099	1,104,379
Non-interest expense									746,278	688,955	551,600
(Loss) income before income taxes and equity in earnings of Bank									(115,486)	(13,616)	83,321
Income tax expense (benefit)									(34,936)	(3,824)	6,084
Net (loss) income before equity in earnings of Bank									(80,550)	(9,792)	77,237
Equity in earnings of Bank									9,910,238	8,074,569	3,215,550
Net income									9,829,688	8,064,777	3,292,787
Income available to common shares									$ 8,145,658	$ 5,998,761	$ 1,232,887

CONDENSED PARENT-COMPANY-ONLY FINANCIAL STATEMENTS (Details 3) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 2,672,355	$ 2,746,249	$ 1,369,008	$ 3,042,076	$ 2,180,481	$ 1,700,254	$ 1,066,690	$ 3,117,352	$ 9,829,688	$ 8,064,777	$ 3,292,787
Adjustments to reconcile net income to net cash from operating activities:
Net change in other assets and liabilities									(11,397)	3,069,778	(1,559,899)
Net cash (used in) provided by operating activities									(45,447,555)	183,790,011	(114,766,374)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for investment in joint venture											(12,500)
Net cash provided by investing activities									23,181,282	9,664,896	52,003,525
CASH FLOWS FROM FINANCING ACTIVITIES:
Equity trust shares purchased, net											(181,552)
Equity trust shares purchased from Treasury, net									339,517	446,684
Proceeds from stock options exercised									503,422	193,955	196,829
Repurchase of preferred stock, net	(6,600,000)								(6,608,067)
Repurchase of warrant shares	(1,100,000)								(1,110,000)
Dividends paid on common stock									(4,301,725)	(4,177,009)	(4,053,659)
Dividends paid on preferred stock									(1,626,900)	(1,626,900)	(1,626,900)
Common stock issued under employee compensation plan									100,000	99,998
Common stock purchased under dividend reinvestment plan									(22,013)	(27,399)
Common stock surrendered to satisfy tax withholding obligations of stock-based compensation									(485,704)	(129,387)	(78,374)
Net cash provided by (used in) financing activities									27,530,189	(151,986,705)	40,914,989
Net increase (decrease) in cash and cash equivalents									5,263,916	41,468,202	(21,847,860)
Parent-company-only
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income									9,829,688	8,064,777	3,292,787
Adjustments to reconcile net income to net cash from operating activities:
Equity in earnings of Bank									(9,910,238)	(8,074,569)	(3,215,550)
Net change in other assets and liabilities									(592,088)	(319,761)	1,293,313
Net cash (used in) provided by operating activities									(672,638)	(329,553)	1,370,550
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for investment in joint venture											(12,500)
Dividends received from Bank									13,500,000	6,000,000	1,500,000
(Increase) decrease in intercompany loan									(1,010,000)	(1,450,000)	900,000
Net cash provided by investing activities									12,490,000	4,550,000	2,387,500
CASH FLOWS FROM FINANCING ACTIVITIES:
Equity trust shares purchased, net											(181,552)
Equity trust shares purchased from Treasury, net									339,517	446,684
Proceeds from stock options exercised									503,422	193,955	196,829
Proceeds received from Bank for stock-based compensation									1,357,604	1,009,710	1,290,686
Proceeds from cash received in dividend reinvestment plan											707,033
Repurchase of preferred stock, net									(6,608,067)
Repurchase of warrant shares									(1,110,000)
Dividends paid on common stock									(4,301,725)	(4,177,009)	(4,053,659)
Dividends paid on preferred stock									(1,626,900)	(1,626,900)	(1,626,900)
Common stock issued under employee compensation plan									100,000	99,998
Common stock purchased under dividend reinvestment plan									(22,013)	(27,399)
Common stock surrendered to satisfy tax withholding obligations of stock-based compensation									(485,704)	(129,387)	(78,374)
Net cash provided by (used in) financing activities									(11,853,866)	(4,210,348)	(3,745,937)
Net increase (decrease) in cash and cash equivalents									(36,504)	10,099	12,113
Cash and cash equivalents at beginning of year				119,182				109,083	119,182	109,083	96,970
Cash and cash equivalents at end of year	$ 82,678				$ 119,182				$ 82,678	$ 119,182	$ 109,083